Schedule of Investments(a)
Invesco Defensive Equity ETF (DEF)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-5.95%
Charter Communications, Inc., Class A(b)	6,364	$2,991,144
Comcast Corp., Class A	58,117	2,565,865
Omnicom Group, Inc.	32,891	2,614,177
T-Mobile US, Inc.(b)	33,817	2,656,325
Verizon Communications, Inc.	44,844	2,701,402
Walt Disney Co. (The)	19,801	3,001,436
		16,530,349
Consumer Discretionary-6.53%
Darden Restaurants, Inc.	21,200	2,510,928
Expedia Group, Inc.	20,659	2,100,194
Garmin Ltd.	32,148	3,140,538
Home Depot, Inc. (The)	11,591	2,555,932
Starbucks Corp.	29,638	2,531,974
TJX Cos., Inc. (The)	47,563	2,907,526
Yum! Brands, Inc.	23,697	2,385,577
		18,132,669
Consumer Staples-9.70%
Brown-Forman Corp., Class B	41,374	2,805,985
Church & Dwight Co., Inc.	37,520	2,635,405
Coca-Cola Co. (The)	49,234	2,629,096
Constellation Brands, Inc., Class A	13,082	2,434,037
Hershey Co. (The)	17,839	2,643,026
McCormick & Co., Inc.	17,180	2,907,715
Mondelez International, Inc., Class A	49,473	2,599,311
Procter & Gamble Co. (The)	22,235	2,714,004
Sysco Corp.	34,990	2,818,444
Walmart, Inc.	23,310	2,775,988
		26,963,011
Energy-3.67%
Chevron Corp.	22,300	2,611,999
Exxon Mobil Corp.	37,491	2,554,262
Kinder Morgan, Inc.	131,869	2,585,951
Williams Cos., Inc. (The)	108,037	2,454,601
		10,206,813
Financials-17.77%
Aflac, Inc.	52,467	2,877,290
American Express Co.	22,856	2,745,463
Aon PLC	14,357	2,923,229
Bank of America Corp.	91,840	3,060,109
BB&T Corp.	51,876	2,838,655
BlackRock, Inc.	6,251	3,093,682
Capital One Financial Corp.	29,284	2,928,693
CME Group, Inc., Class A	13,311	2,698,539
Globe Life, Inc.	28,446	2,923,111
Intercontinental Exchange, Inc.	30,280	2,851,467
JPMorgan Chase & Co.	23,088	3,042,075
Marsh & McLennan Cos., Inc.	27,313	2,951,716
Nasdaq, Inc.	27,469	2,878,751
People’s United Financial, Inc.	168,914	2,787,081
PNC Financial Services Group, Inc. (The)	19,894	3,047,960
S&P Global, Inc.	10,701	2,832,019
U.S. Bancorp	48,198	2,893,326
		49,373,166
Health Care-13.86%
Abbott Laboratories	31,905	2,726,282
Baxter International, Inc.	31,100	2,549,267
Becton, Dickinson and Co.	10,364	2,679,094
Danaher Corp.	19,329	2,821,647
	Shares	Value
Health Care-(continued)
Hologic, Inc.(b)	54,422	$2,792,937
Johnson & Johnson	20,561	2,826,932
Medtronic PLC	24,823	2,765,034
Merck & Co., Inc.	32,520	2,835,094
ResMed, Inc.	20,173	3,017,881
Stryker Corp.	12,375	2,535,143
Thermo Fisher Scientific, Inc.	9,176	2,880,805
Waters Corp.(b)	11,663	2,590,002
Zimmer Biomet Holdings, Inc.	19,221	2,792,427
Zoetis, Inc.	22,407	2,700,492
		38,513,037
Industrials-14.12%
Allegion PLC	27,072	3,249,452
AMETEK, Inc.	30,694	3,039,013
C.H. Robinson Worldwide, Inc.	30,277	2,326,787
Eaton Corp. PLC	30,722	2,841,785
Emerson Electric Co.	41,472	3,063,122
Expeditors International of Washington, Inc.	35,556	2,658,167
General Dynamics Corp.	14,298	2,598,519
Honeywell International, Inc.	15,798	2,820,733
Ingersoll-Rand PLC	21,915	2,873,276
Lockheed Martin Corp.	7,070	2,764,582
Republic Services, Inc.	31,692	2,809,496
Union Pacific Corp.	16,164	2,844,702
Waste Management, Inc.	24,028	2,713,001
Xylem, Inc.	34,010	2,636,115
		39,238,750
Information Technology-14.32%
Accenture PLC, Class A	14,092	2,834,747
Amphenol Corp., Class A	29,569	3,075,176
Automatic Data Processing, Inc.	16,785	2,866,542
Broadridge Financial Solutions, Inc.	21,698	2,684,260
Citrix Systems, Inc.	28,034	3,162,515
Fidelity National Information Services, Inc.	20,613	2,847,686
Fiserv, Inc.(b)	26,514	3,081,987
FLIR Systems, Inc.	51,236	2,744,200
International Business Machines Corp.	18,780	2,524,971
Jack Henry & Associates, Inc.	18,595	2,825,324
Leidos Holdings, Inc.	31,634	2,873,633
Motorola Solutions, Inc.	16,312	2,728,998
Oracle Corp.	47,906	2,689,443
Paychex, Inc.	33,190	2,858,323
		39,797,805
Materials-4.11%
Air Products and Chemicals, Inc.	12,467	2,946,326
Ball Corp.	37,515	2,478,241
International Flavors & Fragrances, Inc.(c)	21,160	2,988,427
Sherwin-Williams Co. (The)	5,130	2,991,457
		11,404,451
Real Estate-5.04%
Boston Properties, Inc.	20,485	2,837,992
Crown Castle International Corp.	19,507	2,607,306
Duke Realty Corp.	83,959	2,953,677
Prologis, Inc.	32,691	2,992,861
Welltower, Inc.	30,758	2,601,204
		13,993,040
Utilities-4.79%
CMS Energy Corp.	44,026	2,698,794
Consolidated Edison, Inc.	29,987	2,605,570

Invesco Defensive Equity ETF (DEF)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Utilities-(continued)
DTE Energy Co.	20,866	$2,606,998
Duke Energy Corp.	28,537	2,516,107
NextEra Energy, Inc.	12,257	2,865,932
		13,293,401
Total Common Stocks & Other Equity Interests (Cost $248,421,983)		277,446,492
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $216,554)	216,554	216,554
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $248,638,537)		277,663,046
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.44%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	920,301	$920,301
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	306,999	307,122
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,227,423)		1,227,423
TOTAL INVESTMENTS IN SECURITIES-100.38% (Cost $249,865,960)		278,890,469
OTHER ASSETS LESS LIABILITIES-(0.38)%		(1,045,020)
NET ASSETS-100.00%		$277,845,449

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco RAFITM Strategic Developed ex-US ETF (ISDX)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.49%
Australia-5.04%
AGL Energy Ltd.	13,292	$183,500
Aurizon Holdings Ltd.	41,857	163,644
BHP Group Ltd.	84,616	2,188,066
BHP Group PLC	96,226	2,128,409
BlueScope Steel Ltd.	13,482	132,685
Brambles Ltd.	17,801	151,110
Caltex Australia Ltd.	8,940	208,985
Coca-Cola Amatil Ltd.	10,114	77,852
Computershare Ltd.	4,331	51,940
Crown Resorts Ltd.	7,476	65,283
CSL Ltd.	1,804	345,910
Downer EDI Ltd.	15,437	87,396
Fortescue Metals Group Ltd.	24,061	158,354
Incitec Pivot Ltd.	37,995	83,010
Lendlease Group	15,096	197,173
Metcash Ltd.	45,755	92,846
Newcrest Mining Ltd.	8,357	173,876
Orica Ltd.	6,657	107,077
Origin Energy Ltd.	41,860	246,333
Ramsay Health Care Ltd.	2,305	113,783
Rio Tinto Ltd.	25,643	1,680,723
Rio Tinto plc	26,087	1,417,735
Santos Ltd.	25,410	140,077
Sonic Healthcare Ltd.	4,944	100,725
South32 Ltd.	97,747	178,513
Tabcorp Holdings Ltd.	19,916	64,527
Treasury Wine Estates Ltd.	5,896	74,577
Wesfarmers Ltd.	33,140	949,762
Woodside Petroleum Ltd.	17,007	396,987
Woolworths Group Ltd.	24,034	646,362
		12,607,220
Austria-0.33%
ANDRITZ AG	2,184	85,246
Lenzing AG	443	43,130
OMV AG	4,605	262,709
UNIQA Insurance Group AG	10,192	101,533
Verbund AG	1,014	52,749
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,132	59,004
voestalpine AG	6,226	165,098
Wienerberger AG	2,365	64,930
		834,399
Belgium-1.10%
Ackermans & van Haaren N.V.	591	88,948
Anheuser-Busch InBev S.A./N.V.	24,690	1,956,532
Bekaert S.A.	2,547	67,007
Colruyt S.A.	690	35,757
Groupe Bruxelles Lambert S.A.	1,489	151,207
Solvay S.A., Class A	1,818	208,471
UCB S.A.	1,215	98,545
Umicore S.A.	3,115	133,881
		2,740,348
Brazil-0.16%
Adecoagro S.A.(a)	9,371	64,472
Yamana Gold, Inc.	89,764	325,739
		390,211
Canada-16.40%
Aecon Group, Inc.	5,869	81,037
Agnico Eagle Mines Ltd.	5,880	349,369
	Shares	Value
Canada-(continued)
Air Canada(a)	17,767	$669,481
Alamos Gold, Inc., Class A	20,970	118,881
Alimentation Couche-Tard, Inc., Class B	41,778	1,366,966
AltaGas Ltd.(b)	12,150	180,203
ARC Resources Ltd.(b)	28,994	145,379
Atco Ltd., Class I	4,935	187,220
B2Gold Corp.	35,183	130,057
Barrick Gold Corp.	46,986	784,603
Baytex Energy Corp.(a)	45,373	49,190
BCE, Inc.	16,683	803,095
Birchcliff Energy Ltd.	23,519	38,955
BlackBerry Ltd.(a)	9,618	53,077
Bombardier, Inc., Class B(a)	101,720	150,867
Brookfield Asset Management, Inc., Class A	42,361	2,450,926
BRP, Inc.	5,250	256,996
CAE, Inc.	5,115	137,440
Cameco Corp.(b)	9,346	85,140
Canadian National Railway Co.	14,886	1,351,704
Canadian Natural Resources Ltd.	68,729	1,920,221
Canadian Pacific Railway Ltd.	2,482	587,813
Canadian Solar, Inc.(a)	4,093	66,921
Canadian Tire Corp. Ltd., Class A	4,041	470,834
Canfor Corp.(a)	9,992	119,385
Cascades, Inc.	11,525	107,940
CCL Industries, Inc., Class B	3,485	149,055
Celestica, Inc.(a)	22,097	171,852
Cenovus Energy, Inc.	95,992	848,444
Centerra Gold, Inc.(a)	13,081	111,877
CGI, Inc., Class A(a)	7,196	596,321
Chartwell Retirement Residences(b)	5,263	57,692
Chorus Aviation, Inc.	9,405	57,000
CI Financial Corp.	14,222	223,997
Cineplex, Inc.	3,523	67,344
Cogeco Communications, Inc.	960	82,922
Cogeco, Inc.	809	62,716
Constellation Software, Inc.	149	159,293
Corus Entertainment, Inc., Class B	10,207	44,186
Crescent Point Energy Corp.	93,450	324,340
Detour Gold Corp.(a)	9,970	184,651
Dollarama, Inc.	5,618	205,518
Dorel Industries, Inc., Class B	9,153	40,795
ECN Capital Corp.	20,299	68,007
Emera, Inc.(b)	9,902	407,188
Empire Co. Ltd., Class A	18,749	502,091
Enbridge, Inc.	76,273	2,888,411
Encana Corp.	77,439	303,751
Enerflex Ltd.	5,038	45,516
Enerplus Corp.	12,463	77,222
Fairfax Financial Holdings Ltd.	1,271	574,149
Finning International, Inc.	9,248	167,101
George Weston Ltd.	6,493	528,141
Gibson Energy, Inc.	8,751	164,446
Gildan Activewear, Inc.	6,039	177,317
Great Canadian Gaming Corp.(a)	1,759	56,442
Hudbay Minerals, Inc.	22,442	73,159
Hudsons Bay Co.	15,612	114,247
Husky Energy, Inc.(b)	28,946	210,734
Hydro One Ltd.(c)	14,646	275,884
iA Financial Corp., Inc.	7,719	395,176
IAMGOLD Corp.(a)	42,454	154,698
IGM Financial, Inc.	3,310	95,194
Imperial Oil Ltd.	16,034	401,499

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Canada-(continued)
Intact Financial Corp.	4,271	$440,428
Inter Pipeline Ltd.(b)	14,530	240,663
Interfor Corp.(a)	7,014	83,170
Keyera Corp.	7,440	181,540
Kinross Gold Corp.(a)	81,532	352,339
Kirkland Lake Gold Ltd.	2,708	113,743
Linamar Corp.	4,330	145,588
Loblaw Cos., Ltd.	11,544	622,285
Magna International, Inc.	36,826	2,028,930
Maple Leaf Foods, Inc.	3,484	64,080
Martinrea International, Inc.	11,161	103,858
MEG Energy Corp.(a)	29,504	123,058
Methanex Corp.	5,854	217,853
Metro, Inc.	9,384	411,038
New Gold, Inc.(a)	110,891	95,175
NFI Group, Inc.	3,299	66,837
Norbord, Inc.(b)	8,456	230,777
North West Co., Inc. (The)	2,336	49,824
Nutrien Ltd.	24,918	1,176,253
Onex Corp.	7,830	466,293
Open Text Corp.(b)	5,898	256,790
Pan American Silver Corp.	6,801	130,772
Paramount Resources Ltd., Class A(a)	10,184	46,693
Parkland Fuel Corp.	7,880	280,138
Pembina Pipeline Corp.	16,835	587,847
Precision Drilling Corp.(a)	32,657	34,667
Premium Brands Holdings Corp.	902	59,536
Quebecor, Inc., Class B	3,952	98,008
Restaurant Brands International, Inc.	10,083	662,483
Ritchie Bros Auctioneers, Inc.	1,932	83,491
Rogers Communications, Inc., Class B	7,356	356,765
Russel Metals, Inc.	4,442	74,744
Saputo, Inc.	5,728	173,145
Secure Energy Services, Inc.	12,109	38,745
Seven Generations Energy Ltd., Class A(a)	38,671	209,331
Shaw Communications, Inc., Class B	7,811	161,424
ShawCor Ltd.	3,729	36,104
Shopify, Inc., Class A(a)	196	65,732
SNC-Lavalin Group, Inc.(b)	11,303	204,403
Spin Master Corp.(a)(c)	1,785	53,432
Stantec, Inc.	4,249	112,795
Stars Group, Inc. (The)(a)	6,891	165,135
Stella-Jones, Inc.	1,914	54,887
Suncor Energy, Inc.	85,762	2,675,038
Superior Plus Corp.	9,184	86,914
Teck Resources Ltd., Class B	47,750	747,751
TELUS Corp.	10,604	400,369
TFI International, Inc.	4,519	148,847
Thomson Reuters Corp.	8,351	583,957
TORC Oil & Gas Ltd.(b)	16,260	45,172
Toromont Industries Ltd.	2,331	120,915
Tourmaline Oil Corp.	17,365	161,720
TransAlta Corp.	21,672	146,193
Transcontinental, Inc., Class A	8,418	93,164
Uni-Select, Inc.	5,301	41,386
Vermilion Energy, Inc.(b)	6,506	93,555
West Fraser Timber Co. Ltd.	4,934	214,596
WestJet Airlines Ltd.	8,189	187,301
Whitecap Resources, Inc.	38,577	119,078
WSP Global, Inc.	3,742	241,522
		41,000,353
	Shares	Value
Chile-0.11%
Antofagasta PLC	6,639	$74,540
Lundin Mining Corp.	36,403	197,054
		271,594
China-0.04%
Fosun International Ltd.	69,261	93,259
Colombia-0.09%
Gran Tierra Energy, Inc.(a)	28,924	29,833
Millicom International Cellular S.A., SDR(b)	2,400	107,412
Parex Resources, Inc.(a)	5,463	80,819
		218,064
Denmark-0.99%
Carlsberg A/S, Class B	1,724	248,205
Chr Hansen Holding A/S	494	37,544
Coloplast A/S, Class B	765	90,449
DSV Panalpina A/S	739	80,526
H Lundbeck A/S	1,570	60,192
Novo Nordisk A/S, Class B	21,851	1,229,207
Novozymes A/S, Class B	2,210	105,667
Orsted A/S(c)	1,287	118,702
Pandora A/S	3,945	158,932
Rockwool International A/S, Class B	196	43,820
Vestas Wind Systems A/S	2,733	260,297
William Demant Holding A/S(a)(b)	1,509	46,207
		2,479,748
Finland-0.68%
Elisa Oyj	1,469	78,573
Fortum Oyj	7,960	187,734
Huhtamaki Oyj	1,328	58,350
Kesko Oyj, Class B	2,391	161,448
Kone Oyj, Class B	3,186	199,602
Metso Oyj	1,716	65,844
Neste Oyj	3,309	111,936
Nokian Renkaat Oyj	2,117	57,328
Orion Oyj, Class B(b)	1,552	67,594
Outokumpu Oyj	20,103	57,653
Stora Enso Oyj, Class R	18,146	244,095
UPM-Kymmene Oyj	10,804	361,187
Wartsila Oyj Abp	5,514	55,544
		1,706,888
France-8.70%
Accor S.A.	2,793	119,579
Aeroports de Paris	316	61,845
Air France-KLM(a)	6,088	71,691
Air Liquide S.A.	5,110	693,299
Airbus SE	4,734	696,309
Alstom S.A.	2,569	112,114
Arkema S.A.	1,596	165,522
Atos SE	2,147	182,470
Bollore S.A.	19,382	82,918
Bouygues S.A.	8,772	358,638
Capgemini SE	2,283	270,225
Carrefour S.A.	30,076	496,764
Casino Guichard Perrachon S.A.	6,274	276,293
Cie de Saint-Gobain	17,253	699,101
Cie Generale des Etablissements Michelin SCA	3,922	470,927
Criteo S.A., ADR(a)	4,478	79,932
Danone S.A.	5,967	491,599
Dassault Systemes SE	397	62,596
Eiffage S.A.	2,389	261,041

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
France-(continued)
Electricite de France S.A.	18,628	$191,508
Elis S.A.	3,688	73,642
Engie S.A.	84,514	1,338,139
EssilorLuxottica S.A.	1,509	234,599
Faurecia S.A.	3,094	164,227
Hermes International	92	68,979
Iliad S.A.(b)	500	63,703
Ingenico Group S.A.	618	66,001
Kering S.A.	375	226,047
Korian S.A.	1,418	62,414
Lagardere SCA	5,040	110,197
Legrand S.A.	2,384	188,418
L’Oreal S.A.	1,779	507,447
LVMH Moet Hennessy Louis Vuitton SE	1,601	718,992
Nexity S.A.	1,145	57,746
Orange S.A.(b)	63,244	1,045,993
Pernod Ricard S.A.	1,475	271,110
Peugeot S.A.	22,707	548,805
Publicis Groupe S.A.	3,882	170,955
Rallye S.A.(b)	12,157	89,139
Renault S.A.	9,477	454,076
Rexel S.A.	13,888	169,591
Rubis SCA	1,290	73,536
Safran S.A.	2,772	453,724
Sanofi	21,227	1,977,948
Schneider Electric SE	8,958	865,233
SCOR SE	6,155	264,606
SEB S.A.	360	55,968
Sodexo S.A.	1,539	179,532
SPIE S.A.	3,738	75,836
Suez	13,078	193,730
Teleperformance	396	93,875
Thales S.A.	1,132	110,985
TOTAL S.A.	59,197	3,109,493
Ubisoft Entertainment S.A.(a)	624	37,910
Valeo S.A.	8,494	334,910
Vinci S.A.	8,429	919,902
Vivendi S.A.	15,835	435,095
Wendel S.A.	702	94,663
		21,751,537
Germany-7.68%
adidas AG	1,189	370,683
Aurubis AG	2,109	99,898
BASF SE	22,009	1,655,503
Bayer AG	19,398	1,469,372
Beiersdorf AG	550	64,191
Bilfinger SE	1,803	65,047
Brenntag AG	2,568	137,072
CECONOMY AG(a)	27,818	133,976
Continental AG	2,931	383,282
Covestro AG(c)	5,886	275,821
Daimler AG	30,582	1,726,450
Deutsche Lufthansa AG	12,665	240,467
Deutsche Post AG	13,945	520,316
Deutsche Telekom AG	74,752	1,255,775
E.ON SE	71,153	745,150
Evonik Industries AG	3,938	114,369
Freenet AG	3,693	86,039
Fresenius SE & Co. KGaA	8,727	477,656
Fuchs Petrolub SE, Preference Shares	1,417	61,245
GEA Group AG	3,488	112,184
Hannover Rueck SE	1,229	228,334
	Shares	Value
Germany-(continued)
HeidelbergCement AG	3,728	$275,814
Henkel AG & Co. KGaA, Preference Shares	5,077	536,727
HOCHTIEF AG	576	70,813
HUGO BOSS AG	1,084	51,096
Infineon Technologies AG	9,794	209,368
K+S AG	5,722	64,700
KION Group AG	956	63,477
LANXESS AG	2,123	141,620
Leoni AG(a)(b)	3,179	41,010
Merck KGaA	3,736	436,647
MTU Aero Engines AG	337	91,371
Muenchener Rueckversicherungs-Gesellschaft AG	4,131	1,186,992
OSRAM Licht AG(b)	3,034	130,935
ProSiebenSat.1 Media SE	9,403	141,105
Rheinmetall AG	690	73,523
RWE AG	19,529	579,444
Salzgitter AG	2,552	50,508
SAP SE	5,285	719,548
Schaeffler AG, Preference Shares	23,614	258,233
Symrise AG	626	60,768
Telefonica Deutschland Holding AG	27,181	83,046
Uniper SE	12,531	404,829
United Internet AG	1,613	54,689
Volkswagen AG, Preference Shares	16,862	3,262,532
		19,211,625
Ghana-0.02%
Tullow Oil PLC	27,420	46,445
Hong Kong-0.86%
CK Hutchison Holdings Ltd.	76,358	693,565
CLP Holdings Ltd.	26,800	276,294
HKT Trust & HKT Ltd.	56,736	83,208
Hong Kong & China Gas Co., Ltd. (The)	55,754	106,269
Li & Fung Ltd.	750,115	86,245
Melco Resorts & Entertainment Ltd., ADR	13,731	292,195
MTR Corp. Ltd.	19,840	111,268
NWS Holdings Ltd.	26,395	35,406
PCCW Ltd.	115,633	69,725
Swire Pacific Ltd., Class A	12,950	116,550
Techtronic Industries Co. Ltd.	11,047	83,053
WH Group Ltd.(c)	190,525	195,691
		2,149,469
Indonesia-0.05%
First Pacific Co., Ltd.	183,087	67,362
Golden Agri-Resources Ltd.	298,623	46,951
		114,313
Ireland-0.26%
Kerry Group PLC, Class A	885	113,583
Ryanair Holdings PLC, ADR(a)	4,334	361,109
Smurfit Kappa Group PLC	5,302	188,241
		662,933
Israel-0.14%
Check Point Software Technologies Ltd.(a)	2,883	339,848
Italy-1.66%
A2A S.p.A.	37,374	70,364
Atlantia S.p.A.	8,581	190,364
Enel S.p.A.	211,460	1,598,517
Eni S.p.A.	87,983	1,330,396
Hera S.p.A.	16,193	71,489

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Italy-(continued)
Leonardo S.p.A.	10,333	$120,938
Saipem S.p.A.(a)	18,022	82,465
Saras S.p.A.	44,612	78,604
Societa Cattolica di Assicurazioni SC	13,255	106,689
Telecom Italia S.p.A.(a)	781,470	489,589
		4,139,415
Japan-17.25%
Aeon Co. Ltd.	29,312	597,696
AGC, Inc.	6,847	249,783
Aisin Seiki Co. Ltd.	6,844	258,736
Alfresa Holdings Corp.	6,074	125,407
Alps Alpine Co. Ltd.	5,115	115,416
ANA Holdings, Inc.	3,124	106,320
Asahi Group Holdings, Ltd.	5,117	246,061
Astellas Pharma, Inc.	31,146	531,140
Bandai Namco Holdings, Inc.	1,793	108,667
Bridgestone Corp.	15,012	599,740
Brother Industries Ltd.	5,227	103,576
Canon, Inc.	21,500	594,877
Central Japan Railway Co.	1,926	388,594
Chugai Pharmaceutical Co. Ltd.	808	70,522
Chugoku Electric Power Co., Inc. (The)	11,517	152,179
Coca-Cola Bottlers Japan Holdings, Inc.	2,324	55,792
Dai Nippon Printing Co., Ltd.	7,419	198,296
Daicel Corp.	8,465	83,174
Daiichi Sankyo Co. Ltd.	4,287	268,627
Daikin Industries, Ltd.	2,242	322,348
Daito Trust Construction Co., Ltd.	1,425	174,172
Daiwa House Industry Co., Ltd.	13,379	409,152
Denso Corp.	11,987	535,042
Dentsu, Inc.	4,560	165,311
East Japan Railway Co.	5,989	550,719
Ebara Corp.	2,224	66,815
Eisai Co. Ltd.	2,364	175,071
Electric Power Development Co. Ltd.	6,103	146,291
FamilyMart UNY Holdings Co. Ltd.	2,155	50,849
FANUC Corp.	1,824	348,194
Fast Retailing Co. Ltd.	237	144,330
Fuji Electric Co. Ltd.	2,398	73,795
FUJIFILM Holdings Corp.	7,235	341,699
Fujikura Ltd.	17,384	74,768
Fujitsu Ltd.	5,810	527,945
Furukawa Electric Co. Ltd.	3,105	85,344
H2O Retailing Corp.	5,823	64,552
Hanwa Co. Ltd.	3,527	89,826
Haseko Corp.	8,643	111,125
Hitachi Construction Machinery Co. Ltd.	2,601	68,546
Hitachi Metals Ltd.	6,427	89,911
Hitachi, Ltd.	31,280	1,228,235
Hokuriku Electric Power Co.(a)	11,327	80,885
Holdings Corp.	45,367	156,181
Honda Motor Co., Ltd.	65,784	1,842,385
Hoya Corp.	2,801	255,520
IHI Corp.	6,177	144,004
Iida Group Holdings Co. Ltd.	3,486	61,915
INPEX Corp.	30,303	295,808
ITOCHU Corp.	36,994	806,700
J Front Retailing Co. Ltd.	7,834	102,870
Japan Airlines Co. Ltd.	3,320	103,138
Japan Tobacco, Inc.	17,919	408,172
JFE Holdings, Inc.	24,819	316,158
JSR Corp.	4,925	87,113
	Shares	Value
Japan-(continued)
JTEKT Corp.	8,819	$109,523
JXTG Holdings, Inc.	173,641	771,562
Kajima Corp.	11,898	156,778
Kamigumi Co. Ltd.	2,147	47,563
Kaneka Corp.	1,587	51,374
Kansai Electric Power Co., Inc. (The)	32,210	367,072
Kao Corp.	3,387	266,358
Kawasaki Heavy Industries Ltd.	6,534	146,659
Kawasaki Kisen Kaisha Ltd.(a)	6,424	106,588
KDDI Corp.	16,960	486,142
Keio Corp.	838	53,719
Keyence Corp.	422	144,276
Kikkoman Corp.	985	49,470
Kintetsu Group Holdings Co. Ltd.	2,584	146,059
Kirin Holdings Co. Ltd.	13,206	292,194
Kobe Steel Ltd.	28,799	147,006
Koito Manufacturing Co. Ltd.	1,391	71,639
Komatsu Ltd.	17,079	400,345
Konica Minolta, Inc.	14,040	91,925
K’s Holdings Corp.	6,312	77,582
Kubota Corp.	16,191	249,644
Kuraray Co. Ltd.	8,753	105,746
Kyushu Electric Power Co., Inc.	21,504	189,296
Lawson, Inc.	1,232	67,051
LIXIL Group Corp.	13,944	235,562
Marubeni Corp.	94,459	697,121
Maruha Nichiro Corp.	1,616	42,617
Mazda Motor Corp.	28,608	253,399
Medipal Holdings Corp.	8,160	174,958
MINEBEA MITSUMI, Inc.	5,935	115,112
Mitsubishi Corp.	43,897	1,148,834
Mitsubishi Estate Co., Ltd.	10,563	193,541
Mitsubishi Gas Chemical Co.Inc.	5,910	92,393
Mitsubishi Materials Corp.	5,939	158,576
Mitsui & Co., Ltd.	55,777	987,850
Mitsui Chemicals, Inc.	6,247	149,629
Mitsui E&S Holdings Co., Ltd.(a)	7,683	63,002
Mitsui Fudosan Co., Ltd.	11,057	274,936
Mitsui Mining & Smelting Co. Ltd.	2,583	64,888
MS&AD Insurance Group Holdings, Inc.	20,970	678,064
Murata Manufacturing Co., Ltd.	6,005	347,874
Nagase & Co. Ltd.	3,741	54,795
Nagoya Railroad Co. Ltd.	2,977	94,739
NEC Corp.	7,437	297,113
NGK Insulators Ltd.	5,116	84,325
NGK Spark Plug Co., Ltd.	3,563	71,286
NHK Spring Co. Ltd.	8,854	78,183
Nikon Corp.	8,257	113,175
Nippon Electric Glass Co. Ltd.	2,586	54,809
Nippon Express Co. Ltd.	1,218	77,189
Nippon Paper Industries Co. Ltd.	5,554	96,818
Nippon Sheet Glass Co., Ltd.	8,463	49,923
Nippon Steel Corp.	40,227	589,758
Nippon Steel Trading Corp.	1,516	69,633
Nippon Yusen KK	11,441	196,308
Nissan Motor Co. Ltd.	123,340	764,526
Nitori Holdings Co. Ltd.	599	93,807
Nitto Denko Corp.	3,914	219,450
Nomura Real Estate Holdings, Inc.	2,974	71,831
Nomura Research Institute Ltd.	3,501	73,818
NSK Ltd.	12,943	125,045
Obayashi Corp.	18,978	201,027

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Odakyu Electric Railway Co. Ltd.	2,757	$67,748
Oji Holdings Corp.	27,937	159,443
Olympus Corp.	7,603	112,750
Omron Corp.	2,602	152,779
Ono Pharmaceutical Co. Ltd.	3,883	87,049
Oriental Land Co. Ltd.	654	90,447
ORIX Corp.	40,765	667,257
Osaka Gas Co. Ltd.	10,846	203,233
Otsuka Holdings Co. Ltd.	6,307	274,949
Panasonic Corp.	82,391	776,436
Persol Holdings Co. Ltd.	2,324	42,720
Rakuten, Inc.	9,236	80,038
Recruit Holdings Co., Ltd.	6,441	233,031
Renesas Electronics Corp.(a)	13,690	89,133
Ricoh Co. Ltd.	23,028	236,988
Rohm Co. Ltd.	1,797	150,967
Santen Pharmaceutical Co. Ltd.	3,309	61,944
Secom Co. Ltd.	2,405	204,395
Seibu Holdings, Inc.	3,954	69,649
Seiko Epson Corp.	7,481	113,810
Sekisui House Ltd.	15,812	341,479
Seven & i Holdings Co., Ltd.	18,770	698,969
Sharp Corp.	6,795	102,629
Shimano, Inc.	448	72,410
Shiseido Co. Ltd.	1,588	114,630
Showa Denko K.K.	3,394	90,591
SoftBank Group Corp.	11,543	448,291
Sojitz Corp.	55,160	173,272
Sompo Holdings, Inc.	9,717	382,966
Stanley Electric Co. Ltd.	2,397	66,322
Subaru Corp.	17,471	457,316
SUMCO Corp.	4,471	69,039
Sumitomo Chemical Co., Ltd.	58,058	261,900
Sumitomo Corp.	40,301	606,852
Sumitomo Electric Industries Ltd.	28,719	428,517
Sumitomo Forestry Co. Ltd.	5,614	81,101
Sumitomo Realty & Development Co., Ltd.	3,309	115,245
Sumitomo Rubber Industries Ltd.	7,797	99,038
Suntory Beverage & Food Ltd.	1,800	78,075
Suzuken Co. Ltd.	2,047	89,443
Suzuki Motor Corp.	8,222	364,588
Sysmex Corp.	708	49,051
Taiheiyo Cement Corp.	3,707	107,138
Taisho Pharmaceutical Holdings Co. Ltd.	633	46,705
Takashimaya Co. Ltd.	7,799	92,013
Takeda Pharmaceutical Co. Ltd.	15,697	638,573
TDK Corp.	2,557	268,752
Teijin Ltd.	6,315	118,734
Tobu Railway Co. Ltd.	3,408	124,637
Tokio Marine Holdings, Inc.	16,615	903,045
Tokyo Electric Power Co. Holdings, Inc.(a)	131,251	575,294
Tokyu Fudosan Holdings Corp.	15,104	103,581
Toray Industries, Inc.	35,633	235,579
Toshiba Corp.	12,264	440,120
Toyota Industries Corp.	3,689	216,604
Toyota Tsusho Corp.	10,941	382,151
Unicharm Corp.	2,654	86,883
West Japan Railway Co.	3,026	266,291
Yamada Denki Co. Ltd.	23,077	115,058
Yamato Holdings Co. Ltd.	2,908	49,710
Yaskawa Electric Corp.	1,616	59,322
	Shares	Value
Japan-(continued)
Yokogawa Electric Corp.	2,778	$50,811
Yokohama Rubber Co. Ltd. (The)	3,351	69,003
		43,127,471
Luxembourg-0.33%
ArcelorMittal S.A.	35,246	603,453
Orion Engineered Carbons S.A.	2,707	49,213
Tenaris S.A.	7,242	77,072
Ternium S.A., ADR	4,259	91,824
		821,562
Macau-0.05%
Galaxy Entertainment Group Ltd.	19,783	129,397
Netherlands-3.49%
Akzo Nobel N.V.	3,182	304,957
ASM International N.V.	826	91,940
ASML Holding N.V.	1,868	508,735
Cimpress PLC(a)	823	105,459
EXOR N.V.	11,656	892,437
Heineken N.V.	2,276	235,995
Koninklijke BAM Groep N.V.	13,868	37,860
Koninklijke DSM N.V.	1,880	241,077
Koninklijke KPN N.V.	76,435	235,639
Koninklijke Philips N.V.	11,145	517,898
NXP Semiconductors N.V.	14,717	1,700,991
Randstad N.V.	3,303	192,510
Royal Dutch Shell PLC, Class A	117,855	3,378,621
Signify N.V.(c)	4,084	121,897
Wolters Kluwer N.V.	2,268	162,945
		8,728,961
New Zealand-0.10%
Contact Energy Ltd.	14,288	65,759
Fletcher Building Ltd.	29,731	99,811
Spark New Zealand Ltd.	33,813	98,539
		264,109
Norway-0.14%
Gjensidige Forsikring A.S.A.	5,922	111,532
Mowi ASA	4,702	116,713
Orkla A.S.A.	12,376	119,949
		348,194
Portugal-0.27%
EDP - Energias de Portugal S.A., Class R	80,184	324,468
Galp Energia SGPS S.A.	11,207	182,572
Jeronimo Martins SGPS S.A.	5,642	90,172
Sonae SGPS S.A.	79,733	80,045
		677,257
Russia-0.34%
Evraz PLC	8,787	42,100
VEON Ltd., ADR	243,833	643,719
Yandex N.V., Class A(a)	3,708	155,625
		841,444
Singapore-0.41%
ComfortDelGro Corp. Ltd.	39,734	68,284
Genting Singapore Ltd.	89,328	60,425
Keppel Corp. Ltd.	31,500	154,799
Sembcorp Industries Ltd.	28,200	45,163
Singapore Airlines Ltd.	18,938	127,274
Singapore Technologies Engineering Ltd.	18,791	56,753

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Singapore-(continued)
Singapore Telecommunications Ltd.	135,855	$335,800
Wilmar International Ltd.	55,694	166,579
		1,015,077
South Africa-0.22%
Anglo American PLC	20,599	539,957
South Korea-6.10%
CJ CheilJedang Corp.	320	67,189
CJ Corp.	1,284	100,120
Daelim Industrial Co. Ltd.	1,013	77,102
DB Insurance Co. Ltd.	2,729	128,693
Doosan Co. Ltd.	578	33,374
Doosan Fuel Cell Co. Ltd.(a)	1,935	12,893
Doosan Heavy Industries & Construction Co. Ltd.(a)	24,802	114,650
Doosan Solus Co. Ltd.(a)	1,067	17,164
E-MART, Inc.	1,013	112,351
GS Engineering & Construction Corp.	2,299	58,392
GS Holdings Corp.	2,293	92,893
Hankook Tire & Technology Co. Ltd. (The)	2,487	70,010
Hanwha Chemical Corp.	4,553	67,650
Hanwha Corp.	13,055	271,346
Hyosung Corp.	782	52,568
Hyundai Engineering & Construction Co. Ltd.	2,759	95,653
Hyundai Glovis Co. Ltd.	430	54,790
Hyundai Marine & Fire Insurance Co. Ltd.	4,717	111,820
Hyundai Mobis Co., Ltd.	2,005	415,887
Hyundai Motor Co.	7,840	803,149
Hyundai Steel Co.	5,523	148,461
Kia Motors Corp.	11,912	436,180
Korea Electric Power Corp.(a)	26,774	632,430
Korea Gas Corp.	2,915	92,301
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	1,980	201,160
Korea Zinc Co. Ltd.	156	53,622
Korean Air Lines Co. Ltd.	3,302	69,191
Korean Reinsurance Co.	7,289	52,146
KT Corp., ADR	14,508	163,215
KT&G Corp.	1,695	140,347
LG Chem Ltd.	890	230,949
LG Corp.	2,123	127,615
LG Display Co. Ltd.(a)	18,732	233,129
LG Electronics, Inc.	6,093	360,581
LG Household & Health Care Ltd.	51	54,621
LG International Corp.	4,092	51,447
LG Uplus Corp.	7,651	86,800
Lotte Chemical Corp.	530	98,717
Lotte Shopping Co. Ltd.	825	92,548
LS Corp.	1,409	52,667
NAVER Corp.	909	132,369
POSCO	4,143	808,501
Posco International Corp.	3,957	61,140
Samsung C&T Corp.	1,770	148,206
Samsung Electro-Mechanics Co. Ltd.	978	91,909
Samsung Electronics Co., Ltd.	133,052	5,666,101
Samsung Fire & Marine Insurance Co., Ltd.	916	180,307
Samsung Heavy Industries Co. Ltd.(a)	11,736	69,155
Samsung SDI Co. Ltd.	586	114,605
Samsung SDS Co. Ltd.	335	55,448
SK Holdings Co. Ltd.	1,902	414,651
SK Hynix, Inc.	11,440	783,555
SK Innovation Co. Ltd.	2,004	248,559
	Shares	Value
South Korea-(continued)
SK Networks Co. Ltd.	12,520	$60,631
SK Telecom Co., Ltd.	1,033	215,145
Woongjin Coway Co. Ltd.	795	60,307
		15,246,410
Spain-1.96%
Acciona S.A.	530	54,932
Aena SME S.A.(c)	619	113,774
Amadeus IT Group S.A.	2,474	197,222
Distribuidora Internacional de Alimentacion S.A.(a)(b)	300,343	38,514
Endesa S.A.	11,404	310,328
Ferrovial, S.A.	5,873	174,517
Grifols S.A.	3,477	118,884
Iberdrola S.A.	113,432	1,116,626
Industria de Diseno Textil, S.A.	9,389	292,556
Mapfre S.A.	44,248	124,848
Naturgy Energy Group S.A.	6,542	170,232
Repsol S.A.	49,885	785,996
Telefonica S.A.	184,464	1,413,968
		4,912,397
Sweden-1.50%
Alfa Laval AB	3,171	78,048
Atlas Copco AB, Class A	9,962	365,191
Boliden AB	5,300	136,761
Electrolux AB, Series B	6,250	160,688
Hennes & Mauritz AB, Class B(b)	16,633	321,186
Hexagon AB, Class B	1,942	109,839
Husqvarna AB, Class B	7,231	56,490
ICA Gruppen AB(b)	1,810	79,040
NCC AB, Class B	3,664	57,646
Peab AB, Class B	6,087	52,176
Sandvik AB	11,708	213,008
Securitas AB, Class B	6,068	100,667
Skanska AB, Class B	11,349	250,879
SKF AB, Class B	8,447	161,401
SSAB AB, Class A(b)	27,536	85,725
Swedish Match AB	1,741	83,429
Tele2 AB, Class B	6,214	91,729
Telefonaktiebolaget LM Ericsson, Class B	49,630	447,451
Telia Co. AB	64,939	281,204
Trelleborg AB, Class B	5,473	90,310
Volvo AB, Class B	34,421	532,381
		3,755,249
Switzerland-5.74%
ABB Ltd.	33,396	730,846
Adecco Group AG	5,082	314,374
Aryzta AG(a)	64,102	67,672
Chocoladefabriken Lindt & Spruengli AG, PC(b)	15	114,449
Cie Financiere Richemont S.A.	6,467	492,847
Clariant AG(a)	3,073	63,529
Coca-Cola HBC AG(a)	1,949	65,017
DKSH Holding AG	807	41,789
Dufry AG(a)	787	76,845
Geberit AG	254	136,436
Georg Fischer AG	71	69,590
Givaudan S.A.	60	176,455
Glencore PLC(a)	454,092	1,432,591
Kuehne + Nagel International AG	894	145,459
LafargeHolcim Ltd.(a)	9,394	484,670
Lonza Group AG(a)	377	128,112

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Switzerland-(continued)
Nestle S.A.	29,955	$3,114,948
Novartis AG	30,339	2,794,825
Pargesa Holding S.A., BR	1,152	90,952
Partners Group Holding AG	98	82,687
Roche Holding AG	7,846	2,419,710
Schindler Holding AG, PC	923	230,254
SGS S.A.	47	122,374
Sika AG	973	169,461
Sonova Holding AG	355	81,099
STMicroelectronics N.V.	8,647	212,612
Swatch Group AG (The), BR	977	273,738
Swisscom AG	440	227,892
		14,361,233
United Kingdom-12.19%
Admiral Group PLC	2,340	64,773
Aggreko PLC	5,726	61,460
Ashtead Group PLC	2,967	90,189
Associated British Foods PLC	4,730	157,178
AstraZeneca PLC	10,951	1,056,435
Avon Products, Inc.(a)	26,029	119,473
Babcock International Group PLC	17,199	131,346
BAE Systems PLC	60,856	451,365
Balfour Beatty PLC	25,254	72,127
Barratt Developments PLC	18,995	163,833
Beazley PLC	7,382	50,799
Bellway PLC	1,809	78,131
Berkeley Group Holdings PLC	2,255	133,766
BP PLC	581,414	3,611,389
British American Tobacco PLC	35,033	1,386,645
BT Group PLC	262,194	649,672
Bunzl PLC	4,732	129,945
Burberry Group PLC	4,926	134,062
Capita PLC(a)	57,736	118,296
Centrica PLC	403,291	418,473
CNH Industrial N.V.	28,061	300,985
Cobham PLC	35,566	72,779
Coca-Cola European Partners PLC	6,100	307,806
Compass Group PLC	18,747	459,402
Croda International PLC	795	51,211
Daily Mail and General Trust PLC, Class A	5,868	62,468
DCC PLC	1,758	150,264
Diageo PLC	15,485	633,945
Direct Line Insurance Group PLC	40,830	161,293
Dixons Carphone PLC	73,309	117,014
Drax Group PLC	17,006	61,372
DS Smith PLC	22,324	110,249
Firstgroup PLC(a)	67,692	105,422
G4S PLC	40,622	109,871
GlaxoSmithKline PLC	62,854	1,426,031
Hays PLC	31,481	67,881
IMI PLC	4,122	59,770
Imperial Brands PLC	20,902	460,490
Inchcape PLC	17,210	144,920
Informa PLC	9,347	95,683
InterContinental Hotels Group PLC	1,775	114,959
International Consolidated Airlines Group S.A.	86	616
International Consolidated Airlines Group S.A., ADR	25,958	371,770
Intertek Group PLC	1,075	76,701
ITV PLC	88,040	165,240
J Sainsbury PLC	123,348	341,917
Janus Henderson Group PLC	11,170	283,718
	Shares	Value
United Kingdom-(continued)
John Wood Group PLC(b)	15,869	$72,110
Kier Group PLC(b)	12,717	14,558
Kingfisher PLC	97,541	264,829
Liberty Global PLC, Class C(a)	51,882	1,115,463
Man Group PLC	35,617	69,912
Manchester United PLC, Class A	2,909	53,758
Marks & Spencer Group PLC	72,539	182,357
Meggitt PLC	13,242	110,136
Melrose Industries PLC	75,723	224,888
Mondi PLC	8,406	182,180
National Grid PLC(b)	80,045	921,180
Next PLC	2,451	214,254
Nomad Foods Ltd.(a)	5,532	116,172
Pearson PLC	19,604	163,963
Pennon Group PLC	7,662	90,386
Persimmon PLC	5,713	189,030
Petrofac Ltd.	13,240	65,849
Playtech PLC	10,510	52,217
Reckitt Benckiser Group PLC	6,864	538,575
RELX PLC	17,443	422,596
Rentokil Initial PLC	10,583	60,903
Rolls-Royce Holdings PLC	26,265	241,757
Rolls-Royce Holdings PLC, Class C(a)(d)	1,208,190	1,563
Royal Mail PLC	72,007	194,199
RSA Insurance Group PLC	18,140	129,381
Saga PLC	170,370	113,052
Sage Group PLC (The)	7,798	76,034
Severn Trent PLC	4,057	117,707
Signature Aviation PLC	12,392	51,630
Smith & Nephew plc	7,216	161,570
Smiths Group PLC	5,514	118,469
SSE PLC	36,992	622,039
Subsea 7 S.A.	7,789	81,632
Tate & Lyle PLC	7,607	71,967
Taylor Wimpey PLC	64,906	146,293
Tesco PLC	246,585	731,689
Thomas Cook Group PLC(a)(b)(d)	511,753	0
Travis Perkins PLC	6,885	137,104
Unilever N.V.	23,587	1,399,178
Unilever PLC	26,684	1,580,132
Vodafone Group PLC	1,477,307	2,930,552
Weir Group PLC (The)	3,112	56,174
Whitbread PLC	2,149	127,895
William Hill PLC	36,190	83,653
WM Morrison Supermarkets PLC(b)	103,594	265,720
WPP PLC	40,513	524,298
		30,482,138
United States-5.09%
Aon PLC	4,446	905,250
Atlassian Corp. PLC, Class A(a)	549	69,783
Bausch Health Cos., Inc.(a)	16,029	452,782
Brightsphere Investment Group, Inc.	5,079	48,911
Capri Holdings Ltd.(a)	6,832	253,740
Carnival PLC	12,960	545,325
Chubb Ltd.	18,493	2,801,320
Constellium SE, Class A(a)	10,027	141,782
Cott Corp.	6,823	91,744
Delphi Technologies PLC	13,146	163,799
Flex Ltd.(a)	37,526	445,434
Garmin Ltd.	2,688	262,591
IHS Markit Ltd.(a)	9,113	662,059
International Game Technology PLC(b)	6,426	95,426

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
United States-(continued)
James Hardie Industries PLC, CDI	4,090	$80,117
LivaNova PLC(a)	1,027	86,022
LyondellBasell Industries N.V., Class A	18,794	1,739,197
Masonite International Corp.(a)	1,774	127,373
Mellanox Technologies Ltd.(a)	572	65,723
Mylan N.V.(a)	41,949	787,802
Pentair PLC	8,069	357,860
Resolute Forest Products, Inc.	21,115	84,671
Samsonite International S.A.(c)	23,263	51,710
Sensata Technologies Holding PLC(a)	4,904	252,507
TE Connectivity Ltd.	10,988	1,018,698
Venator Materials PLC(a)	11,486	42,383
Waste Connections, Inc.	4,303	388,007
Willis Towers Watson PLC	3,615	710,131
		12,732,147
Total Common Stocks & Other Equity Interests (Cost $244,200,299)		248,740,672
Money Market Funds-0.15%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(e) (Cost $387,378)	387,378	387,378
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.64% (Cost $244,587,677)		249,128,050
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.97%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	3,751,581	$3,751,581
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	1,164,549	1,165,014
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,916,585)		4,916,595
TOTAL INVESTMENTS IN SECURITIES-101.61% (Cost $249,504,262)		254,044,645
OTHER ASSETS LESS LIABILITIES-(1.61)%		(4,028,415)
NET ASSETS-100.00%		$250,016,230

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
PC-Participation Certificate
SDR-Swedish Depository Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $1,206,911, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.65%
Argentina-0.07%
Globant S.A.(a)	98	$10,486
Australia-5.38%
A2B Australia Ltd.	8,136	8,640
Accent Group Ltd.	4,599	5,304
Adelaide Brighton Ltd.	4,810	11,420
ALS Ltd.	3,380	20,690
Ansell Ltd.	1,440	28,889
AP Eagers Ltd.	2,455	16,240
Aristocrat Leisure Ltd.	1,329	30,492
Asaleo Care Ltd.(a)	10,132	7,025
Australian Pharmaceutical Industries Ltd.	16,091	14,258
Beach Energy Ltd.	8,717	14,151
Breville Group Ltd.	456	5,296
CIMIC Group Ltd.	936	21,298
Cleanaway Waste Management Ltd.	13,986	20,055
Cochlear Ltd.	150	23,741
Costa Group Holdings Ltd.	3,789	6,663
CSR Ltd.	9,089	29,264
Estia Health Ltd.	6,613	12,032
Evolution Mining Ltd.	7,273	19,235
Flight Centre Travel Group Ltd.(b)	522	15,546
G8 Education Ltd.	4,510	5,994
GrainCorp Ltd., Class A(a)	4,395	24,169
Harvey Norman Holdings Ltd.	9,212	26,793
Iluka Resources Ltd.	2,726	17,554
InvoCare Ltd.	730	6,503
IOOF Holdings Ltd.	1,296	6,864
JB Hi-Fi Ltd.(b)	1,331	33,680
MACA Ltd.	14,311	11,132
Magellan Financial Group Ltd.	144	5,113
Mineral Resources Ltd.	1,496	15,715
Monadelphous Group Ltd.	1,277	14,122
Myer Holdings Ltd.(a)(b)	32,830	11,325
New Hope Corp. Ltd.	3,382	4,964
Nine Entertainment Co. Holdings Ltd.	10,327	12,329
Northern Star Resources Ltd.	1,919	12,448
Nufarm Ltd.(a)	3,594	12,033
Orora Ltd.	12,430	27,157
OZ Minerals Ltd.	3,475	24,798
Pact Group Holdings Ltd.(a)(b)	4,169	7,134
Pendal Group Ltd.	1,114	6,450
Perenti Global Ltd.	7,122	9,370
Platinum Asset Management Ltd.	1,715	4,965
Premier Investments Ltd.	953	12,660
Qube Holdings Ltd.	10,782	24,504
REA Group Ltd.(b)	164	11,577
Regis Resources Ltd.	3,586	11,521
Resolute Mining Ltd.(a)	10,322	8,064
Sandfire Resources NL	2,191	8,284
Seven Group Holdings Ltd.(b)	969	12,552
Sigma Healthcare Ltd.	42,854	20,001
St Barbara Ltd.	3,626	6,426
Star Entertainment Group Ltd. (The)	8,944	28,797
Super Retail Group Ltd.	2,112	14,271
Tassal Group Ltd.	3,424	10,051
Village Roadshow Ltd.	2,987	6,526
Vocus Group Ltd.(a)	4,312	9,217
Whitehaven Coal Ltd.	6,392	13,619
Worley Ltd.	2,101	21,317
WPP AUNZ Ltd., Class A	20,374	7,097
		837,335
	Shares	Value
Austria-0.37%
ams AG(a)	381	$18,395
Oesterreichische Post AG	459	16,676
Porr Ag(b)	459	8,482
Semperit AG Holding(a)	458	5,555
Zumtobel Group AG(a)	1,100	8,757
		57,865
Belgium-1.13%
AGFA-Gevaert N.V.(a)	4,128	21,165
Barco N.V.	71	16,401
bpost S.A.	1,798	21,282
Dieteren S.A./N.V.	430	27,736
Econocom Group S.A./N.V.(b)	2,952	7,662
Greenyard N.V.(a)(b)	2,060	11,470
Ontex Group N.V.	905	17,233
Orange Belgium S.A.	592	13,153
Recticel S.A.	808	7,100
Telenet Group Holding N.V.	261	11,787
Tessenderlo Group S.A.(a)	370	12,912
Viohalco S.A.(a)	2,053	8,511
		176,412
Canada-5.89%
Ag Growth International, Inc.	324	11,267
AGF Management Ltd., Class B	4,186	19,665
Aimia, Inc.(a)	4,703	13,773
Alcanna, Inc.(a)	1,430	4,780
Altus Group Ltd.	302	8,381
Athabasca Oil Corp.(a)	29,468	8,431
ATS Automation Tooling Systems, Inc.(a)	1,331	19,711
AutoCanada, Inc.	3,037	30,913
Badger Daylighting Ltd.	421	11,515
Bird Construction, Inc.	3,016	15,145
Calfrac Well Services Ltd.(a)(b)	8,189	5,055
Canaccord Genuity Group, Inc.	7,042	25,978
Canada Goose Holdings, Inc.(a)	181	6,957
Canfor Pulp Products, Inc.(b)	1,523	9,586
Capstone Mining Corp.(a)	35,218	15,378
Cardinal Energy Ltd.	7,472	11,420
CES Energy Solutions Corp.	9,351	13,165
Clearwater Seafoods, Inc.	1,784	7,575
Colliers International Group, Inc.	302	21,859
Computer Modelling Group Ltd.	1,087	6,915
DIRTT Environmental Solutions(a)	1,145	3,836
Dundee Precious Metals, Inc.(a)	5,272	20,123
Enghouse Systems Ltd.	447	13,932
Ensign Energy Services, Inc.	5,767	10,030
Exchange Income Corp.	877	29,270
Extendicare, Inc.	3,174	20,288
Fiera Capital Corp.	1,732	14,591
FirstService Corp.	206	19,709
Fortuna Silver Mines, Inc.(a)	6,164	20,233
Guyana Goldfields, Inc.(a)	14,560	6,139
High Liner Foods, Inc.	1,462	10,358
Horizon North Logistics, Inc.	5,385	4,500
Intertape Polymer Group, Inc.	1,463	17,733
Just Energy Group, Inc.	6,057	16,462
Kelt Exploration Ltd.(a)	3,658	10,603
Magellan Aerospace Corp.	654	7,775
Medical Facilities Corp.	1,555	5,514
Morneau Shepell, Inc.	862	21,390
MTY Food Group, Inc.	223	9,388
Mullen Group Ltd.	3,409	21,123

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Canada-(continued)
NuVista Energy Ltd.(a)	8,801	$16,499
Pason Systems, Inc.	835	8,110
Pretium Resources, Inc.(a)	2,771	27,767
Quarterhill, Inc.	8,695	11,718
Recipe Unlimited Corp.	940	14,211
Rogers Sugar, Inc.	4,339	15,778
SEMAFO, Inc.(a)	5,832	12,250
Sienna Senior Living, Inc.	1,423	20,088
Sierra Wireless, Inc.(a)	1,256	10,988
Sleep Country Canada Holdings, Inc.(c)	835	12,428
SSR Mining, Inc.(a)	2,010	31,264
Stelco Holdings, Inc.	1,131	9,051
Tamarack Valley Energy Ltd.(a)	10,518	14,333
TMAC Resources, Inc.(a)(c)	1,029	2,704
Torex Gold Resources, Inc.(a)	2,421	36,436
Transat AT, Inc.(a)	2,865	35,180
Trevali Mining Corp.(a)	64,640	9,611
Trican Well Service Ltd.(a)	23,223	16,260
Wajax Corp.	1,316	14,624
Western Forest Products, Inc.(b)	18,896	17,214
Westshore Terminals Investment Corp.(b)	962	15,659
Winpak Ltd.	431	15,037
		917,676
China-0.65%
BYD Electronic International Co. Ltd.	9,421	16,850
CGN New Energy Holdings Co. Ltd.	44,801	6,238
COSCO SHIPPING International Hong Kong Co. Ltd.	62,211	16,133
Kerry Logistics Network Ltd.	8,581	13,242
Road King Infrastructure Ltd.	5,925	10,779
Sinotruk Hong Kong Ltd.	7,565	12,776
Towngas China Co. Ltd.(a)	13,679	9,664
VSTECS Holdings Ltd.	29,917	15,326
		101,008
Colombia-0.08%
Frontera Energy Corp.	1,688	11,971
Denmark-1.22%
ALK-Abello A/S(a)	34	8,359
D/S Norden A/S	742	11,300
FLSmidth & Co. A/S	545	20,034
Genmab A/S(a)	71	16,554
GN Store Nord A/S	575	27,111
Matas A/S	960	7,098
NKT A/S(a)	795	16,730
NNIT A/S(c)	361	5,327
Per Aarsleff Holding A/S	427	13,359
Schouw & Co. A/S	196	14,968
Topdanmark A/S	533	24,651
Tryg A/S	840	24,172
		189,663
Egypt-0.15%
Centamin PLC	16,557	23,794
Finland-1.33%
Bittium Oyj	1,488	10,057
Cargotec Oyj, Class B	664	21,920
Caverion Oyj	1,492	11,713
Ferratum Oyj(b)(c)	257	2,834
Kemira Oyj	1,691	26,439
Konecranes Oyj	561	17,876
Lehto Group Oyj(b)	956	2,228
Outotec Oyj(a)	2,027	11,980
	Shares	Value
Finland-(continued)
Sanoma Oyj	1,242	$12,804
Stockmann OYJ Abp, Class B(a)	4,918	11,198
Tieto Oyj	863	24,816
Uponor Oyj	994	12,768
Valmet Oyj	1,020	22,853
YIT Oyj	2,678	17,864
		207,350
France-3.35%
Akka Technologies(b)	92	5,660
Albioma S.A.	353	8,894
Altran Technologies S.A.	1,514	23,654
Beneteau S.A.	469	5,559
Bonduelle SCA	395	10,366
CGG S.A.(a)	9,662	25,355
Cie des Alpes	330	10,679
Cie Plastic Omnium S.A.	777	21,127
Dassault Aviation S.A.	21	28,596
Derichebourg S.A.	2,942	10,134
Elior Group S.A.(c)	2,085	26,713
Eramet	152	6,801
Fnac Darty S.A.(a)	248	13,946
Gaztransport Et Technigaz S.A.	102	9,020
Imerys S.A.	482	19,132
Innate Pharma S.A.(a)(b)	523	3,244
Ipsen S.A.	135	15,257
Ipsos	695	22,223
JCDecaux S.A.	726	20,813
Kaufman & Broad S.A.	323	13,056
LISI	245	8,671
Maisons du Monde S.A.(c)	496	7,192
Mersen S.A.	318	10,554
Metropole Television S.A.	814	14,145
Nexans S.A.	760	30,100
Quadient	1,068	22,574
Societe BIC S.A.	299	20,605
Sopra Steria Group	218	33,002
Tarkett S.A.	528	7,749
Technicolor S.A.(a)	19,720	16,079
Television Francaise 1	2,097	16,960
Vicat S.A.	409	17,362
Vilmorin & Cie S.A.	139	7,663
Worldline S.A.(a)(c)	143	9,263
		522,148
Germany-4.21%
AIXTRON SE(a)	368	3,485
Amadeus Fire AG	87	11,703
AURELIUS Equity Opportunities SE & Co. KGaA	438	18,004
Axel Springer SE	419	29,406
Bechtle AG	184	24,224
Bertrandt AG	139	8,123
CANCOM SE	223	13,216
CTS Eventim AG & Co. KGaA	283	17,287
Deutz AG	1,383	8,295
Draegerwerk AG & Co. KGaA, Preference Shares	239	14,652
Duerr AG	521	16,050
ElringKlinger AG(a)(b)	1,395	12,059
Fielmann AG	402	31,404
Fraport AG Frankfurt Airport Services Worldwide	312	26,599
Gerresheimer AG	277	20,387
Heidelberger Druckmaschinen AG(a)(b)	8,271	11,390
Hella GmbH & Co. KGaA	474	25,599

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Germany-(continued)
Jungheinrich AG, Preference Shares	831	$21,495
Kloeckner & Co. SE	4,477	28,458
Krones AG	197	13,684
KSB SE & Co. KGaA, Preference Shares	39	12,728
MLP SE	2,508	13,052
Nordex SE(a)(b)	795	10,852
Norma Group SE	308	12,755
Puma SE	275	20,679
QSC AG	4,745	6,226
Rational AG	14	10,728
RHOEN-KLINIKUM AG	717	14,705
RIB Software SE	205	5,407
SAF-Holland S.A.	764	6,116
Sartorius AG, Preference Shares	79	16,663
Scout24 AG(c)	429	26,583
Siltronic AG	172	14,254
Sixt SE	68	6,441
SMA Solar Technology AG(a)(b)	255	8,739
Stabilus S.A.	143	9,303
STO SE & Co. KGaA, Preference Shares	95	11,187
Stroeer SE & Co. KGaA	150	11,734
Suedzucker AG	1,359	20,409
Takkt AG	553	7,134
Trivago N.V., ADR(a)	2,301	5,361
Wacker Chemie AG	199	13,736
Wirecard AG	159	21,003
Zalando SE(a)(c)	316	13,623
		654,938
Hong Kong-1.34%
ASM Pacific Technology Ltd.	2,316	30,238
Cafe de Coral Holdings Ltd.	5,419	13,569
Cathay Pacific Airways Ltd.	12,847	17,167
Cosmopolitan International Holdings Ltd.(a)	13,606	1,947
Esprit Holdings Ltd.(a)	70,492	13,958
Giordano International Ltd.	28,774	8,822
Hutchison Telecommunications Hong Kong Holdings Ltd.(b)	39,837	7,888
Luk Fook Holdings International Ltd.	4,191	11,672
Melco International Development Ltd.	9,812	24,067
Pacific Basin Shipping Ltd.	73,286	15,261
Pacific Textiles Holdings Ltd.	18,148	13,516
Television Broadcasts Ltd.	7,605	12,377
Texhong Textile Group Ltd.	5,901	6,129
Truly International Holdings Ltd.(a)(b)	84,494	11,010
VTech Holdings Ltd.	2,137	20,189
		207,810
Ireland-0.63%
C&C Group PLC	3,483	17,571
Dalata Hotel Group PLC	1,299	7,763
Glanbia PLC	1,182	13,763
Greencore Group PLC	5,992	18,826
Kingspan Group PLC	556	29,990
Origin Enterprises PLC	2,501	10,341
		98,254
Israel-0.23%
Ituran Location and Control Ltd.	357	8,568
Plus500 Ltd.	1,679	16,723
Wix.com Ltd.(a)	86	10,396
		35,687
	Shares	Value
Italy-2.01%
ACEA S.p.A.	603	$12,553
ASTM S.p.A.	496	15,182
Autogrill S.p.A.	1,887	20,182
Brunello Cucinelli S.p.A.	133	4,930
Davide Campari-Milano S.p.A.	1,955	17,859
De Longhi S.p.A.	509	10,860
Fincantieri S.p.A.(b)	7,319	7,303
IMMSI S.p.A.(a)	13,472	8,437
Iren S.p.A.	7,946	24,654
Italmobiliare S.p.A.	722	20,340
Maire Tecnimont S.p.A.(b)	3,029	8,389
MARR S.p.A.	424	9,771
Mediaset S.p.A.(a)(b)	6,295	19,046
Moncler S.p.A.	358	15,698
OVS S.p.A.(a)(c)	5,608	12,886
Piaggio & C S.p.A.	2,736	8,839
PRADA S.p.A.	4,089	14,861
Recordati S.p.A.	422	17,714
Safilo Group S.p.A.(a)	5,088	8,135
Salini Impregilo S.p.A.(a)	4,949	9,658
Salvatore Ferragamo S.p.A.	298	5,946
Societa Iniziative Autostradali e Servizi S.p.A.	815	13,731
Sogefi S.p.A.(a)	4,681	7,706
Tods S.p.A.	129	5,681
Zignago Vetro S.p.A.	907	13,041
		313,402
Ivory Coast-0.19%
Endeavour Mining Corp.(a)	1,516	28,956
Japan-38.14%
ABC-Mart, Inc.	235	15,644
Achilles Corp.	930	15,634
Adastria Co. Ltd.	322	7,213
ADEKA Corp.	1,553	23,229
Advantest Corp.	772	37,715
Aeon Delight Co. Ltd.	424	15,061
Aeon Mall Co. Ltd.	1,214	19,500
Aica Kogyo Co. Ltd.	465	14,798
Aichi Steel Corp.	616	20,503
Ain Holdings, Inc.	165	10,246
Aisan Industry Co. Ltd.	2,005	15,727
Alpen Co. Ltd.	871	14,491
Anritsu Corp.	746	14,176
AOKI Holdings, Inc.	1,236	12,788
Aoyama Trading Co. Ltd.	1,203	18,389
Arata Corp.	599	23,575
Ariake Japan Co. Ltd.	117	8,344
Aruhi Corp.	218	4,949
Asahi Diamond Industrial Co. Ltd.	2,086	12,401
Asahi Holdings, Inc.	435	10,332
Asahi Intecc Co. Ltd.	326	9,496
Asics Corp.	1,823	30,181
ASKUL Corp.	302	8,108
Ateam, Inc.	361	3,709
Autobacs Seven Co. Ltd.	1,234	20,159
Axial Retailing, Inc.	385	13,483
Belc Co. Ltd.	295	13,900
Benesse Holdings, Inc.	1,025	27,031
Bic Camera, Inc.	1,738	18,965
Canon Marketing Japan, Inc.	791	18,202
Capcom Co Ltd.	500	11,994
Casio Computer Co. Ltd.	2,108	40,173

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Cawachi Ltd.	748	$15,683
Central Glass Co. Ltd.	828	20,127
Chiyoda Co. Ltd.	953	14,063
Chiyoda Corp.(a)	4,659	11,700
Chugoku Marine Paints Ltd.	1,085	10,056
CI Takiron Corp.	1,910	11,808
Citizen Watch Co. Ltd.	5,861	32,433
Cleanup Corp.	2,477	15,765
cocokara fine, Inc.	365	21,365
Colowide Co. Ltd.	576	11,551
COMSYS Holdings Corp.	1,213	35,057
CyberAgent, Inc.	377	13,013
Daido Steel Co. Ltd.	575	25,912
Daifuku Co. Ltd.	359	20,882
Daihen Corp.	338	11,312
Daiichi Jitsugyo Co. Ltd.	618	21,021
Daiichikosho Co. Ltd.	405	20,045
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	525	15,796
Daio Paper Corp.	1,343	18,187
DCM Holdings Co. Ltd.	2,309	22,371
DeNA Co. Ltd.	1,001	16,106
Disco Corp.	133	28,687
DMG Mori Co. Ltd.	1,882	29,766
Doutor Nichires Holdings Co. Ltd.	808	16,350
Duskin Co. Ltd.	860	23,874
EDION Corp.	3,159	34,097
FCC Co. Ltd.	588	12,720
FP Corp.	215	12,781
Freebit Co., Ltd.	229	2,001
Fudo Tetra Corp.	944	13,042
Fuji Corp.	1,033	18,281
Fuji Oil Co. Ltd.	5,474	12,097
Fuji Oil Holdings, Inc.	540	15,163
Fuji Seal International, Inc.	356	7,981
Fujimori Kogyo Co. Ltd.	602	19,405
Fujitec Co. Ltd.	1,219	19,257
Fujitsu General Ltd.	735	13,954
Funai Electric Co. Ltd.(a)	1,007	6,759
Futaba Industrial Co. Ltd.	2,768	20,954
Gakken Holdings Co., Ltd.	115	7,718
Geo Holdings Corp.	1,045	12,434
GNI Group Ltd.(a)	390	6,328
Godo Steel Ltd.	509	12,164
GS Yuasa Corp.	1,333	26,962
G-Tekt Corp.	851	13,382
GungHo Online Entertainment, Inc.	475	10,219
Gunze Ltd.	293	13,859
Gurunavi, Inc.	1,119	10,699
H.I.S. Co., Ltd.	510	14,204
Hamakyorex Co. Ltd.	261	8,747
Hamamatsu Photonics K.K.	726	29,402
Happinet Corp.	749	9,794
Hazama Ando Corp.	3,215	25,953
Heiwa Corp.	726	14,930
Hibiya Engineering Ltd.	890	15,775
Hisamitsu Pharmaceutical Co., Inc.	443	21,723
Hitachi Chemical Co. Ltd.	927	33,352
Hitachi High-Technologies Corp.	574	37,425
Hitachi Transport System Ltd.	678	19,286
Hitachi Zosen Corp.	5,779	22,164
Hokuto Corp.	973	17,548
	Shares	Value
Japan-(continued)
Hoshizaki Corp.	296	$25,867
Hosiden Corp.	1,156	14,040
House Foods Group, Inc.	564	19,545
Ichikoh Industries Ltd.	484	3,770
IDOM Inc.	2,040	9,743
Inaba Denki Sangyo Co. Ltd.	1,116	26,700
Ines Corp.	1,247	15,236
Iseki & Co. Ltd.	1,070	15,751
Ishihara Sangyo Kaisha Ltd.	739	7,916
Itochu Enex Co. Ltd.	2,489	20,297
Itochu Techno-Solutions Corp.	757	20,206
Itochu-Shokuhin Co. Ltd.	484	22,850
Itoki Corp.	2,830	13,386
Iwatani Corp.	866	28,904
Izumi Co. Ltd.	438	16,878
Japan Aviation Electronics Industry Ltd.	1,112	21,162
Japan Petroleum Exploration Co. Ltd.	916	23,463
Japan Pulp & Paper Co. Ltd.	672	24,638
Japan Wool Textile Co. Ltd. (The)	1,681	16,317
Jeol Ltd.	399	11,022
J-Oil Mills, Inc.	583	23,211
Joshin Denki Co. Ltd.	637	14,158
Joyful Honda Co. Ltd.	1,352	18,136
Juki Corp.	831	6,898
Kaga Electronics Co. Ltd.	1,002	22,307
Kaken Pharmaceutical Co. Ltd.	428	23,020
Kamei Corp.	1,620	17,811
Kanamoto Co. Ltd.	636	18,120
Kanematsu Corp.	2,536	32,374
Kato Sangyo Co. Ltd.	836	27,979
Keihan Holdings Co. Ltd.	681	33,270
Keihin Corp.	1,246	29,275
Keikyu Corp.	1,675	34,430
Keiyo Co. Ltd.	3,144	15,245
Klab, Inc.	576	4,455
KNT-CT Holdings Co., Ltd.(a)	743	10,028
Kobe Bussan Co., Ltd.	384	11,905
Konami Holdings Corp.	667	29,357
Krosaki Harima Corp.	103	5,389
Kumiai Chemical Industry Co. Ltd.	1,114	10,549
Kureha Corp.	226	13,394
Kurita Water Industries Ltd.	1,130	31,575
KYB Corp.(a)	603	17,978
Kyodo Printing Co. Ltd.	640	16,977
Kyoritsu Maintenance Co. Ltd.	203	9,751
Kyowa Hakko Kirin Co. Ltd.	1,576	33,431
Leopalace21 Corp.(a)	9,552	24,946
Life Corp.	712	16,254
Linical Co., Ltd.	339	3,235
M3, Inc.	493	13,551
Mabuchi Motor Co. Ltd.	599	22,809
Maeda Corp.	2,476	22,203
Makino Milling Machine Co. Ltd.	439	21,647
Marui Group Co. Ltd.	1,169	28,117
Maruwa Co., Ltd.	111	7,643
Matsumotokiyoshi Holdings Co. Ltd.	761	29,047
Maxell Holdings Ltd.	904	12,143
McDonald’s Holdings Co. Japan Ltd.	354	17,488
Megmilk Snow Brand Co. Ltd.	1,061	25,723
Meidensha Corp.	1,158	22,661
Meitec Corp.	296	15,650
Miraca Holdings, Inc.	954	23,573

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Mirait Holdings Corp.	1,219	$18,189
Misawa Homes Co. Ltd.	1,152	12,455
MISUMI Group, Inc.	972	24,054
Mitsuba Corp.	2,473	16,485
Mitsubishi Logisnext Co. Ltd.	665	7,433
Mitsubishi Paper Mills Ltd.	2,661	12,417
Mitsubishi Shokuhin Co. Ltd.	1,206	31,981
Mitsuboshi Belting Ltd.	617	11,770
Mitsui High-Tec, Inc.	509	9,519
Mitsui-Soko Holdings Co. Ltd.	872	15,822
Miura Co. Ltd.	393	13,135
Mixi, Inc.	960	18,339
Mizuno Corp.	636	16,337
Morinaga & Co. Ltd.	348	17,732
Morinaga Milk Industry Co. Ltd.	658	27,459
Nabtesco Corp.	855	26,233
Namura Shipbuilding Co. Ltd.	3,312	8,529
NET One Systems Co. Ltd.	465	13,057
Neturen Co. Ltd.	1,464	11,738
Nichias Corp.	1,013	24,217
Nichicon Corp.	1,287	14,209
Nihon Parkerizing Co. Ltd.	1,380	14,630
Nihon Unisys Ltd.	508	16,329
Nikkiso Co. Ltd.	720	8,869
Nikkon Holdings Co. Ltd.	1,060	26,280
Nippon Carbon Co., Ltd.	117	4,551
Nippon Chemical Industrial Co., Ltd.	317	9,292
Nippon Chemi-Con Corp.	535	10,069
Nippon Flour Mills Co. Ltd.	1,540	23,892
NIPPON GAS CO., LTD.	436	13,776
Nippon Light Metal Holdings Co. Ltd.	13,053	26,580
Nippon Paint Holdings Co. Ltd.	639	34,077
Nippon Shokubai Co. Ltd.	406	25,099
Nippon Soda Co. Ltd.	643	17,157
Nippon Yakin Kogyo Co. Ltd.	441	9,399
Nishimatsu Construction Co. Ltd.	1,072	23,376
Nissan Chemical Corp.	609	24,108
Nissan Shatai Co. Ltd.	1,915	19,358
Nissha Co. Ltd.	1,164	11,947
Nisshin Oillio Group Ltd. (The)	712	25,292
Nisshin Seifun Group, Inc.	1,606	30,152
Nissin Kogyo Co. Ltd.	1,107	22,492
Nittetsu Mining Co. Ltd.	362	14,875
NOF Corp.	640	21,361
Nojima Corp.	870	18,010
Obic Co. Ltd.	178	23,617
Oki Electric Industry Co. Ltd.	2,237	30,784
Okinawa Electric Power Co., Inc. (The)	1,105	20,070
OKUMA Corp.	289	15,966
Okuwa Co. Ltd.	1,405	18,180
Onward Holdings Co. Ltd.	3,080	17,803
Open House Co. Ltd.	462	12,357
Oracle Corp. Japan	243	22,345
OSJB Holdings Corp.	3,356	8,182
Otsuka Corp.	675	27,028
OUTSOURCING, Inc.	649	7,100
Pacific Industrial Co. Ltd.	771	10,624
Pacific Metals Co., Ltd.	328	7,191
Paltac Corp.	372	18,411
Paramount Bed Holdings Co. Ltd.	368	14,450
Park24 Co. Ltd.	846	20,433
Pasona Group, Inc.	536	8,184
	Shares	Value
Japan-(continued)
Penta-Ocean Construction Co. Ltd.	4,911	$28,297
Pigeon Corp.	320	14,874
Pilot Corp.	327	12,571
Plenus Co. Ltd.	764	13,437
Pola Orbis Holdings, Inc.	754	18,576
Prima Meat Packers Ltd.	700	16,217
Qol Holdings Co. Ltd.	494	7,173
Relo Group, Inc.	532	14,074
Resorttrust, Inc.	927	15,550
Riken Corp.	295	11,503
Rinnai Corp.	365	27,997
Riso Kagaku Corp.	730	12,672
Roland DG Corp.	664	12,763
Round One Corp.	591	5,942
Royal Holdings Co. Ltd.	550	12,676
Ryohin Keikaku Co. Ltd.	1,210	27,546
Ryosan Co. Ltd.	937	24,865
S Foods, Inc.	388	10,735
Saibu Gas Co. Ltd.	709	16,296
Saizeriya Co. Ltd.	448	10,579
Sakai Chemical Industry Co. Ltd.	502	11,378
Sakata INX Corp.	1,243	13,473
San-Ai Oil Co. Ltd.	2,789	26,767
Sanden Holdings Corp.(a)	2,393	16,739
Sanken Electric Co. Ltd.	577	16,755
Sanki Engineering Co. Ltd.	1,402	18,628
Sankyo Tateyama, Inc.	1,567	17,686
Sanoh Industrial Co. Ltd.(b)	2,576	30,933
Sanwa Holdings Corp.	2,193	24,051
Sanyo Denki Co., Ltd.	188	9,459
Sawai Pharmaceutical Co. Ltd.	414	24,422
SBS Holdings, Inc.	433	7,853
SCREEN Holdings Co. Ltd.	390	27,173
SCSK Corp.	481	25,168
Seed Co., Ltd.	451	4,155
Sega Sammy Holdings, Inc.	1,854	26,732
Seiko Holdings Corp.	558	14,364
Senko Group Holdings Co. Ltd.	2,623	21,701
Seria Co., Ltd.	243	6,393
SG Holdings Co. Ltd.	886	21,246
Shima Seiki Manufacturing Ltd.	276	6,956
Shimadzu Corp.	1,082	32,556
Shimamura Co. Ltd.	335	26,859
Shinko Electric Industries Co. Ltd.	1,557	15,697
Shinmaywa Industries Ltd.	1,176	15,582
Shinoken Group Co., Ltd.	681	7,680
Ship Healthcare Holdings, Inc.	480	19,921
Shizuoka Gas Co. Ltd.	1,680	13,991
Showa Corp.	962	20,011
Showa Sangyo Co. Ltd.	774	22,617
Siix Corp.	810	11,176
SKY Perfect JSAT Holdings, Inc.	2,720	11,624
Sohgo Security Services Co. Ltd.	549	28,525
Square Enix Holdings Co. Ltd.(b)	541	26,726
Sugi Holdings Co. Ltd.	355	19,937
Sumida Corp.	592	6,957
Sumitomo Bakelite Co. Ltd.	452	17,831
Sumitomo Dainippon Pharma Co. Ltd.	853	16,100
Sumitomo Mitsui Construction Co. Ltd.	3,457	18,941
Sumitomo Osaka Cement Co. Ltd.	630	26,262
Sumitomo Riko Co. Ltd.	1,703	15,504
Sundrug Co. Ltd.	766	26,860

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Tachi-S Co. Ltd.	1,373	$17,879
Tadano Ltd.	1,406	13,738
Taiyo Nippon Sanso Corp.	1,090	24,257
Taiyo Yuden Co. Ltd.	1,115	29,181
Takamatsu Construction Group Co. Ltd.	637	15,921
Takasago International Corp.	460	10,863
Takasago Thermal Engineering Co. Ltd.	1,179	20,423
Takeuchi Manufacturing Co. Ltd.	568	8,760
Tamron Co. Ltd.	447	10,429
Tamura Corp.	1,918	11,612
Tateru, Inc.	601	1,383
TechnoPro Holdings, Inc.	190	12,631
T-Gaia Corp.	610	14,577
TIS, Inc.	627	37,216
TKC Corp.	341	16,005
Toa Corp.	551	7,653
Tobishima Corp.	1,153	15,098
Toenec Corp.	537	17,849
Toho Co. Ltd.	606	24,597
Toho Zinc Co. Ltd.	456	8,824
Token Corp.	200	13,332
Tokushu Tokai Paper Co. Ltd.	428	15,809
Tokuyama Corp.	861	23,225
Tokyo Century Corp.	301	16,052
Tokyu Construction Co. Ltd.	2,436	17,328
Tomy Co. Ltd.	975	11,859
Tonami Holdings Co. Ltd.	205	9,453
Topy Industries Ltd.	612	11,747
Towa Pharmaceutical Co. Ltd.	398	10,227
Toyo Construction Co. Ltd.	3,637	16,639
Toyo Tire Corp.	1,415	20,364
Toyobo Co. Ltd.	2,023	29,539
Toyota Boshoku Corp.	1,825	28,714
Transcosmos, Inc.	646	16,918
Trend Micro, Inc.	622	33,568
TS Tech Co. Ltd.	828	25,707
TSI Holdings Co. Ltd.	1,961	9,903
Tsubaki Nakashima Co. Ltd.	527	8,200
Tsubakimoto Chain Co.	559	19,091
Tsugami Corp.	829	8,236
Tsuruha Holdings, Inc.	284	33,792
UACJ Corp.	1,142	25,633
Uchida Yoko Co. Ltd.	339	14,039
Ulvac, Inc.	525	20,639
United Super Markets Holdings, Inc.	1,839	16,407
Unitika Ltd.(a)	3,487	11,941
Valor Holdings Co. Ltd.	957	17,723
Wacoal Holdings Corp.	721	19,949
Wacom Co. Ltd.	2,521	10,267
Warabeya Nichiyo Holdings Co. Ltd.	904	15,098
Welcia Holdings Co. Ltd.	403	24,693
Yorozu Corp.	1,003	13,207
Yoshinoya Holdings Co. Ltd.	893	22,482
Yuasa Trading Co. Ltd.	892	28,142
Zeon Corp.	2,125	27,361
Zojirushi Corp.	622	10,139
ZOZO, Inc.(b)	519	10,327
		5,940,194
Jordan-0.12%
Hikma Pharmaceuticals PLC	758	18,776
	Shares	Value
Luxembourg-0.24%
Eurofins Scientific SE	38	$19,969
L’Occitane International S.A.	6,988	17,229
		37,198
Macau-0.13%
SJM Holdings Ltd.	20,113	20,504
Malta-0.08%
Kindred Group PLC, SDR	2,082	13,029
Mexico-0.05%
Fresnillo PLC(b)	1,076	8,039
Netherlands-1.81%
Aalberts N.V.	767	32,517
Accell Group N.V.	329	9,323
AMG Advanced Metallurgical Group N.V.(b)	257	6,053
Arcadis N.V.	1,206	24,547
BE Semiconductor Industries N.V.	502	18,537
Boskalis Westminster	1,081	25,280
Corbion N.V.	724	22,416
Euronext N.V.(c)	302	22,826
Fugro N.V., CVA(a)	1,920	18,075
Heijmans N.V., CVA(a)	977	7,950
Intertrust N.V.(c)	827	15,556
InterXion Holding N.V.(a)	480	40,819
OCI N.V.(a)	422	8,003
PostNL N.V.	4,018	8,506
TKH Group N.V., CVA	313	16,234
TomTom N.V.(a)	464	4,874
		281,516
New Zealand-0.93%
Air New Zealand Ltd.	12,122	22,021
Fisher & Paykel Healthcare Corp. Ltd.	1,801	25,607
Genesis Energy Ltd.	9,999	20,539
Meridian Energy Ltd.	10,703	32,359
SKY Network Television Ltd.	21,079	11,501
SKYCITY Entertainment Group Ltd.	6,833	17,544
Z Energy Ltd.	4,436	14,607
		144,178
Norway-1.33%
Aker A.S.A., Class A	317	17,210
Atea A.S.A.	1,937	26,711
Austevoll Seafood A.S.A.	1,440	13,791
BW Offshore Ltd.(a)	3,183	21,100
DNO A.S.A.	3,642	4,144
Frontline Ltd.(a)	831	9,150
Norwegian Air Shuttle A.S.A.(a)(b)	1,742	7,437
Odfjell Drilling Ltd.(a)(b)	4,290	11,851
PGS A.S.A.(a)	8,460	14,298
Schibsted A.S.A., Class A	809	22,180
Stolt-Nielsen Ltd.	1,976	23,644
TGS NOPEC Geophysical Co. A.S.A.	876	24,969
Tomra Systems A.S.A.	368	10,973
		207,458
Portugal-0.29%
Mota-Engil SGPS S.A.	2,766	5,816
Navigator Co. S.A. (The)	3,145	12,102
NOS, SGPS S.A.	2,922	15,864
Semapa-Sociedade de Investimento e Gestao	761	11,479
		45,261

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Russia-0.10%
Highland Gold Mining Ltd.	2,493	$5,888
Petropavlovsk PLC(a)	66,920	9,262
		15,150
Singapore-0.66%
Accordia Golf Trust	28,228	14,450
China Aviation Oil Singapore Corp. Ltd.	18,311	16,604
Singapore Exchange Ltd.	4,175	27,020
Singapore Post Ltd.	16,140	10,918
StarHub Ltd.	9,780	10,013
Venture Corp. Ltd.	2,081	24,151
		103,156
South Africa-0.02%
Petra Diamonds Ltd.(a)	25,554	2,953
South Korea-8.55%
Able C&C Co. Ltd.(a)	325	2,807
AK Holdings, Inc.	275	7,334
Amorepacific Corp.	170	27,202
Amorepacific Group	360	24,749
Amorepacific Group, Rts. expiring 12/06/2019(a)	24	243
Asiana Airlines, Inc.(a)	3,405	15,336
Celltrion, Inc.(a)	97	14,289
Chabiotech Co. Ltd.(a)	335	4,084
CJ CGV Co. Ltd.	279	8,681
CJ ENM Co., Ltd.	77	9,948
CJ Logistics Corp.(a)	119	15,868
CLIO Cosmetics Co., Ltd.(a)	149	2,409
Coreana Cosmetics Co., Ltd.(a)	2,358	7,886
COSON Co., Ltd.(a)	773	4,385
Cuckoo Holdings Co. Ltd.	27	2,457
Dae Hwa Pharmaceutical Co., Ltd.	487	4,762
Daesang Holdings Co. Ltd.	2,848	16,758
Daewoo Engineering & Construction Co. Ltd.(a)	5,741	21,678
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	501	11,177
DB HiTek Co. Ltd.	635	10,215
Dongkuk Steel Mill Co. Ltd.(a)	4,113	20,754
Dongwha Pharm Co., Ltd.	1,434	9,943
Dongwon F&B Co. Ltd.	28	5,334
Doosan Bobcat, Inc.	847	22,445
Doosan Infracore Co. Ltd.(a)	4,540	20,602
DY Corp.	1,933	8,870
E1 Corp.	282	11,520
Eugene Corp.	1,241	5,043
Fila Korea Ltd.	130	5,679
Grand Korea Leisure Co., Ltd.	493	8,139
Gravity Co. Ltd., ADR(a)	45	1,745
GS Global Corp.	4,446	8,394
GS Home Shopping, Inc.	72	9,113
GS Retail Co. Ltd.	523	16,870
Halla Corp.(a)	2,225	5,708
Hana Tour Service, Inc.	132	5,426
Hanjin Kal Corp.	198	6,010
Hanjin Transportation Co. Ltd.	201	5,012
Hanon Systems	1,566	14,319
Hansol Holdings Co. Ltd.(a)	2,922	10,019
Hansol Technics Co., Ltd.(a)	1,106	7,912
Hanwha Aerospace Co. Ltd.(a)	644	20,964
Hanwha General Insurance Co. Ltd.	5,553	13,446
Hanyang Eng Co., Ltd.	587	5,318
HDC Holdings Co. Ltd.	1,687	16,354
Hite Jinro Co. Ltd.	826	19,756
	Shares	Value
South Korea-(continued)
Hotel Shilla Co. Ltd.	119	$8,533
Humax Co., Ltd.(a)	1,153	4,554
Humedix Co., Ltd.	346	6,855
Hyundai Corp.	506	7,497
Hyundai Department Store Co. Ltd.	271	19,089
Hyundai Elevator Co. Ltd.(a)	104	6,252
Hyundai Greenfood Co. Ltd.	1,131	11,203
Hyundai Home Shopping Network Corp.	132	9,499
Hyundai Merchant Marine Co. Ltd.(a)	3,431	10,486
Hyundai Rotem Co. Ltd.(a)	488	6,259
Hyundai Wia Corp.	665	29,952
iMarketKorea, Inc.	1,155	9,779
Interpark Holdings Corp.	6,156	11,596
IS Dongseo Co. Ltd.	333	9,416
It’s Hanbul Co., Ltd.	191	2,975
JW Holdings Corp.	1,959	11,063
JW Shinyak Corp.	1,562	5,931
Kakao Corp.	175	23,039
Kangwon Land, Inc.	1,015	25,221
KCC Corp.	122	22,414
KEPCO Plant Service & Engineering Co., Ltd.	377	11,347
KH Vatec Co., Ltd.(a)	492	8,206
Kolon Corp.	711	10,835
Kolon Industries, Inc.	523	21,143
Korea Aerospace Industries Ltd.	506	15,979
Korea Line Corp.(a)	291	5,383
Korea Petrochemical Ind Co. Ltd.	115	11,440
Kumho Industrial Co., Ltd.	416	3,839
Kumho Petrochemical Co. Ltd.	247	15,287
Kumho Tire Co., Inc.(a)	2,504	8,999
LF Corp.	642	9,729
LG Hausys Ltd.	301	14,704
LG Innotek Co. Ltd.	291	30,057
Lotte Chilsung Beverage Co. Ltd.	98	11,159
LOTTE Fine Chemical Co., Ltd.	308	11,721
Lotte Food Co., Ltd.	23	8,393
Lotte Non-Life Insurance Co. Ltd.(a)	6,165	11,144
LS Industrial Systems Co., Ltd.	283	12,076
Mando Corp.	721	21,212
Meritz Fire & Marine Insurance Co. Ltd.	1,511	23,538
NCSoft Corp.	62	25,878
NHN Entertainment Corp.(a)	128	7,337
NICE Holdings Co. Ltd.	541	9,229
OCI Co. Ltd.	343	17,975
Ottogi Corp.	22	10,375
Pan Ocean Co. Ltd.(a)	3,385	12,037
Paradise Co. Ltd.	435	6,924
Partron Co. Ltd.	543	5,448
POSCO Chemical Co. Ltd.	115	4,683
S&T Motiv Co. Ltd.	248	8,493
Sam Kwang Glass Co., Ltd.	180	4,587
Samchully Co. Ltd.	196	14,238
SAMPYO Cement Co., Ltd.(a)	1,020	3,152
Samsung Engineering Co., Ltd.(a)	1,395	22,204
Samyang Holdings Corp.	190	10,585
Seah Besteel Corp.	786	10,547
Sejong Industrial Co., Ltd.	963	3,608
Seoul Semiconductor Co. Ltd.	589	6,607
SFA Engineering Corp.	282	10,183
SFA Semicon Co., Ltd.(a)	1,550	4,764
Shinsegae, Inc.	90	21,449
SK Discovery Co. Ltd.	739	16,549

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
South Korea-(continued)
SK Gas Ltd.	178	$12,960
SKC Co. Ltd.	464	18,640
Ssangyong Cement Industrial Co. Ltd.	1,237	5,718
Sungwoo Hitech Co. Ltd.	4,168	12,492
Taekwang Industrial Co. Ltd.	10	9,093
Taeyoung Engineering & Construction Co. Ltd.	730	7,108
Youngone Corp.	287	8,638
Yuhan Corp.	87	15,910
		1,332,178
Spain-1.26%
Acerinox S.A.	2,235	23,441
Almirall S.A.	575	9,776
Construcciones y Auxiliar de Ferrocarriles S.A.	407	17,793
Ence Energia y Celulosa S.A.	1,903	7,306
Euskaltel S.A.(c)	1,357	13,750
Grupo Catalana Occidente S.A.	531	19,145
Indra Sistemas S.A.(a)	1,863	19,997
Melia Hotels International S.A.	1,277	10,602
Pharma Mar S.A.(a)	1,348	3,300
Prosegur Cia de Seguridad S.A.	3,988	16,446
Sacyr S.A.	5,721	15,568
Tecnicas Reunidas S.A.(a)	543	13,244
Tubacex S.A.	3,206	10,039
Zardoya Otis S.A.	2,035	15,594
		196,001
Sweden-3.47%
AAK AB	1,290	23,584
Axfood AB	1,287	27,738
Betsson AB(a)	1,888	8,688
Bilia AB, Class A	1,891	18,985
BillerudKorsnas AB(b)	2,189	24,938
Bravida Holding AB(c)	2,212	19,423
Clas Ohlson AB, Class B	1,011	10,066
Dometic Group AB(c)	2,273	22,772
Elekta AB, Class B	1,721	21,611
Fingerprint Cards AB, Class B(a)(b)	3,394	5,365
Granges AB	1,438	14,354
Hexpol AB	2,366	21,801
Holmen AB, Class B	1,466	43,679
Indutrade AB	678	22,170
Intrum AB(b)	600	15,163
JM AB(b)	782	21,404
Loomis AB, Class B	706	29,502
Lundin Petroleum AB	593	18,288
Mekonomen AB(a)	694	6,514
New Wave Group AB, Class B	1,304	8,337
Nibe Industrier AB, Class B	2,049	31,338
Nobia AB	2,594	17,669
Nobina AB(c)	1,648	11,182
Nolato AB, Class B	177	9,800
Ratos AB, Class B	9,740	34,271
Saab AB, Class B	671	22,179
SAS AB(a)	7,635	15,969
Thule Group AB(c)	650	14,165
		540,955
Switzerland-3.50%
ALSO Holding AG(a)	211	33,444
Ascom Holding AG	787	7,859
Barry Callebaut AG	14	28,158
Bucher Industries AG	63	20,198
	Shares	Value
Switzerland-(continued)
Burckhardt Compression Holding AG	48	$11,816
Conzzeta AG	17	16,535
dormakaba Holding AG(a)	24	16,259
Emmi AG	19	15,904
Forbo Holding AG	10	16,541
GAM Holding AG(a)	6,061	16,618
Implenia AG	593	23,130
IWG PLC	5,486	28,995
Kudelski S.A., BR(a)	1,445	9,399
Logitech International S.A.	750	32,804
Metall Zug AG, Class B	7	15,130
Meyer Burger Technology AG(a)(b)	6,064	2,593
Mobilezone Holding AG(a)	983	10,367
OC Oerlikon Corp. AG	1,931	21,506
Schmolz + Bickenbach AG(a)	22,690	4,938
Schweiter Technologies AG, BR	22	25,184
SFS Group AG	271	25,138
Siegfried Holding AG(a)	39	17,035
Sulzer AG	255	27,354
Sunrise Communications Group AG(a)(c)	351	27,554
Tecan Group AG, Class R	74	19,889
Temenos AG(a)	119	18,064
Valora Holding AG(a)	62	16,441
Vifor Pharma AG	204	36,397
		545,250
Taiwan-0.08%
Silicon Motion Technology Corp., ADR	281	12,448
Ukraine-0.04%
Ferrexpo PLC	3,195	5,926
United Arab Emirates-0.05%
NMC Health PLC	247	8,016
United Kingdom-9.81%
888 Holdings PLC	5,547	11,681
Abcam PLC	570	9,843
AO World PLC(a)	3,758	4,132
Ashmore Group PLC(b)	3,123	19,229
ASOS PLC(a)	167	6,915
B&M European Value Retail S.A.	4,808	23,521
Bodycote PLC	2,015	22,728
Bovis Homes Group PLC	1,525	24,164
Cairn Energy PLC(a)	5,858	13,632
Card Factory PLC	4,966	10,168
Chemring Group PLC	5,629	14,635
Cineworld Group PLC	3,666	9,854
Coats Group PLC	7,178	6,699
Computacenter PLC	1,274	24,900
ConvaTec Group PLC(c)	12,363	30,616
Costain Group PLC	4,047	10,145
Countrywide PLC(a)	101,401	6,991
Crest Nicholson Holdings PLC	3,367	16,741
Dart Group PLC	1,016	19,476
Debenhams PLC(a)(b)(d)	10,288	0
Dechra Pharmaceuticals PLC	264	9,678
Dialog Semiconductor PLC(a)	522	26,579
Dignity PLC	754	5,862
Diploma PLC	698	16,631
Domino’s Pizza Group PLC	3,262	13,072
Dunelm Group PLC	847	9,340
Electrocomponents PLC	2,818	23,824
Elementis PLC	7,028	15,400
EnQuest PLC(a)	58,228	13,828

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Essentra PLC	3,815	$20,785
Galliford Try PLC	3,396	32,243
Games Workshop Group PLC	104	7,708
Genus PLC	322	13,237
Go-Ahead Group PLC (The)	1,140	32,235
Greggs PLC	576	15,512
GVC Holdings PLC	2,234	24,609
Halfords Group PLC	5,147	10,692
Halma PLC	977	26,615
Hargreaves Lansdown PLC(b)	567	13,605
Hill & Smith Holdings PLC	696	12,235
HomeServe PLC	1,353	21,089
Howden Joinery Group PLC	4,059	33,108
Hunting PLC	1,629	8,226
Indivior PLC(a)	28,564	14,982
International Personal Finance PLC	6,197	11,222
J D Wetherspoon PLC	1,116	23,111
JD Sports Fashion PLC	1,469	14,453
John Menzies PLC	2,257	13,225
Just Eat PLC(a)	945	9,346
Keller Group PLC	1,970	16,232
Lookers PLC	21,328	14,842
Luxfer Holdings PLC	358	6,254
Marshalls PLC	1,397	14,086
Mitchells & Butlers PLC(a)	4,436	25,763
Mitie Group PLC	10,475	17,750
Moneysupermarket.com Group PLC	2,826	12,447
Morgan Advanced Materials PLC	5,070	18,808
Morgan Sindall Group PLC	1,214	22,455
N Brown Group PLC	3,524	5,839
National Express Group PLC	5,571	33,407
Ocado Group PLC(a)	464	7,952
Pendragon PLC	84,763	12,061
Pets at Home Group PLC	7,827	25,513
Polypipe Group PLC	1,944	12,336
Premier Oil PLC(a)	16,237	18,243
Provident Financial PLC	3,190	17,706
PZ Cussons PLC	6,619	17,466
QinetiQ Group PLC	5,695	24,619
Redde PLC	6,033	8,662
Redrow PLC	2,286	19,545
Restaurant Group PLC (The)	7,125	13,640
Rightmove PLC	3,445	27,788
Rotork PLC	4,415	18,720
Senior PLC	5,782	13,515
Serco Group PLC(a)	11,842	23,834
SIG PLC	11,724	18,941
Spectris PLC	875	31,725
Spirax-Sarco Engineering PLC	147	16,970
Spire Healthcare Group PLC(c)	10,447	16,689
Spirent Communications PLC	4,341	11,848
Sports Direct International PLC(a)	3,870	16,880
SSP Group PLC	2,909	25,361
Staffline Group PLC	1,719	2,401
	Shares	Value
United Kingdom-(continued)
Stagecoach Group PLC	13,305	$23,474
Stobart Group Ltd.	5,878	8,622
Superdry PLC	1,168	7,705
Synthomer PLC	3,212	12,647
TalkTalk Telecom Group PLC	10,174	13,831
Ted Baker PLC	450	2,314
Telecom Plus PLC	626	10,769
Ultra Electronics Holdings PLC	733	19,778
Vesuvius PLC	3,468	20,348
Victrex PLC	515	15,322
WH Smith PLC	785	24,857
		1,528,487
United States-0.76%
Altisource Portfolio Solutions S.A.(a)	600	10,812
Caesarstone Ltd.	716	11,213
Core Laboratories N.V.	418	18,308
CyberArk Software Ltd.(a)	132	16,177
Ferroglobe PLC(a)	9,841	6,286
Frank’s International N.V.(a)	1,594	8,129
IMAX Corp.(a)	908	19,522
Playa Hotels & Resorts N.V.(a)	1,941	15,295
Wright Medical Group N.V.(a)(b)	438	13,039
		118,781
Total Common Stocks & Other Equity Interests (Cost $15,359,804)		15,520,209
Money Market Funds-0.10%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(e) (Cost $14,937)	14,937	14,937
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $15,374,741)		15,535,146
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.66%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	312,029	312,029
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	102,834	102,875
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $414,901)		414,904
TOTAL INVESTMENTS IN SECURITIES-102.41% (Cost $15,789,642)		15,950,050
OTHER ASSETS LESS LIABILITIES-(2.41)%		(375,070)
NET ASSETS-100.00%		$15,574,980

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
November 30, 2019
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CVA-Dutch Certificates
Rts.-Rights
SDR-Swedish Depository Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $314,086, which represented 2.02% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco RAFITM Strategic Emerging Markets ETF (ISEM)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Brazil-8.79%
Banco Bradesco S.A., Preference Shares	63,690	$502,645
BB Seguridade Participacoes S.A.	3,130	25,502
Braskem S.A., Class A, Preference Shares	4,207	27,849
BRF S.A.(a)	6,807	58,921
CCR S.A.	7,326	29,784
Cia de Saneamento Basico do Estado de Sao Paulo	2,034	27,612
Cia de Saneamento do Parana, Preference Shares	3,900	17,064
Cia Energetica de Minas Gerais, Preference Shares	10,957	33,817
Cia Energetica de Sao Paulo, Class B, Preference Shares	2,700	19,182
Cia Siderurgica Nacional S.A.	3,718	11,044
Cielo S.A.	13,642	25,165
Cogna Educacao	12,143	29,436
Cosan Ltd., Class A(a)	6,689	116,991
Cosan S.A.	1,473	21,634
EDP - Energias do Brasil S.A.	2,983	14,032
Embraer S.A.	7,200	30,651
Equatorial Energia S.A.	4,400	21,478
Gerdau S.A., Preference Shares	18,709	75,220
Hypera S.A.	1,650	12,994
Lojas Americanas S.A., Preference Shares	3,286	17,315
Lojas Renner S.A.	1,301	15,938
Metalurgica Gerdau S.A., Preference Shares	32,800	60,507
Oi S.A.(a)	102,053	22,205
Petroleo Brasileiro S.A., Preference Shares	95,512	658,462
Telefonica Brasil S.A., Preference Shares	5,625	74,831
TIM Participacoes S.A.	7,054	22,588
Ultrapar Participacoes S.A.	10,200	52,613
Usinas Siderurgicas de Minas Gerais S.A., Class A, Preference Shares	9,297	18,711
Vale S.A.(a)	22,098	261,206
		2,305,397
Chile-0.53%
Embotelladora Andina S.A., Class B, Preference Shares	3,375	8,574
Empresas COPEC S.A.	2,730	21,653
Enel Americas S.A.	306,089	58,584
Enel Chile S.A.	207,203	15,507
SACI Falabella	3,274	13,105
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	905	21,421
		138,844
China-55.34%
58.com, Inc., ADR(a)	774	47,616
AAC Technologies Holdings, Inc.	2,917	20,458
Agile Group Holdings Ltd.	14,515	20,323
Air China Ltd., H Shares	50,567	45,995
Alibaba Group Holding Ltd., ADR(a)	8,472	1,694,400
Aluminum Corp. of China Ltd., H Shares(a)	210,514	64,544
Angang Steel Co. Ltd., H Shares(b)	47,338	17,961
Anhui Conch Cement Co. Ltd., H Shares	19,571	125,135
Autohome, Inc., ADR(a)	188	12,793
AVIC International Holdings Ltd., H Shares(a)	36,366	37,027
BAIC Motor Corp. Ltd., H Shares(c)	113,950	63,906
Baidu, Inc., ADR(a)	2,240	265,507
BBMG Corp., H Shares	140,461	38,759
	Shares	Value
China-(continued)
Beijing Capital International Airport Co. Ltd., H Shares	24,033	$22,720
Beijing Enterprises Holdings Ltd.	5,493	24,280
BEST, Inc., ADR(a)(b)	4,968	29,858
BYD Co. Ltd., H Shares(b)	6,290	29,852
CGN Power Co. Ltd., H Shares(c)	106,610	26,694
Changyou.com Ltd., ADR	921	8,796
China Agri-Industries Holdings Ltd.	56,066	29,438
China BlueChemical Ltd., H Shares	43,838	10,473
China Coal Energy Co. Ltd., H Shares	100,005	39,605
China Communications Construction Co. Ltd., H Shares	94,386	73,432
China Communications Services Corp. Ltd., H Shares	24,184	16,282
China Conch Venture Holdings Ltd.	3,002	11,678
China Datang Corp. Renewable Power Co. Ltd., H Shares	120,304	11,834
China Eastern Airlines Corp. Ltd., H Shares(a)	47,446	24,063
China Gas Holdings Ltd.	3,608	13,413
China International Marine Containers Group Co., Ltd., H Shares	12,709	10,975
China Jinmao Holdings Group Ltd.	25,926	17,223
China Life Insurance Co., Ltd., H Shares	114,327	288,894
China Longyuan Power Group Corp. Ltd., H Shares	73,995	40,080
China Machinery Engineering Corp., H Shares	54,134	21,508
China Mengniu Dairy Co. Ltd.(a)	7,110	27,204
China Mobile Ltd.	46,586	351,132
China Molybdenum Co., Ltd., H Shares	104,745	35,862
China National Building Material Co. Ltd., H Shares	119,153	115,077
China Oilfield Services Ltd., H Shares	47,297	63,685
China Overseas Land & Investment Ltd.	15,934	53,434
China Pacific Insurance (Group) Co., Ltd., H Shares	114,269	404,363
China Petroleum & Chemical Corp., H Shares	2,164,473	1,213,891
China Power International Development Ltd.	70,748	14,642
China Railway Construction Corp. Ltd., H Shares	282,058	291,147
China Railway Group Ltd., H Shares	406,285	237,716
China Railway Signal & Communication Corp. Ltd., H Shares(c)	42,243	22,666
China Reinsurance Group Corp., H Shares	487,835	77,278
China Resources Beer Holdings Co. Ltd.	3,740	19,589
China Resources Cement Holdings Ltd.	12,036	14,407
China Resources Gas Group Ltd.	4,047	22,542
China Resources Land Ltd.	12,352	53,414
China Resources Pharmaceutical Group Ltd.(c)	13,530	11,823
China Resources Power Holdings Co. Ltd.	26,803	34,857
China Shenhua Energy Co. Ltd., H Shares	241,454	467,624
China Southern Airlines Co. Ltd., H Shares	65,478	40,904
China Taiping Insurance Holdings Co. Ltd.	27,767	64,205
China Telecom Corp. Ltd., H Shares	179,158	67,747
China Unicom Hong Kong Ltd.	75,463	64,591
China Vanke Co., Ltd., H Shares	84,947	317,965
China Yuchai International Ltd.	758	10,195
Chongqing Iron & Steel Co. Ltd., H Shares(a)	83,794	8,992
CIFI Holdings Group Co., Ltd.	18,040	13,136
CNOOC Ltd.	118,002	171,250
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	41,274	17,031
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	115,025	42,467
COSCO SHIPPING Ports Ltd.	18,040	14,680

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
China-(continued)
Country Garden Holdings Co. Ltd.(b)	39,096	$54,440
CRRC Corp. Ltd., H Shares	199,103	130,993
CSPC Pharmaceutical Group Ltd.	4,384	9,980
Datang International Power Generation Co. Ltd., H Shares	163,578	30,301
Dongfang Electric Corp. Ltd., H Shares	42,031	22,552
Dongfeng Motor Group Co. Ltd., H Shares	109,273	104,977
ENN Energy Holdings Ltd.	2,706	29,384
FIH Mobile Ltd.(a)	106,718	17,860
Fuyao Glass Industry Group Co. Ltd., H Shares(c)	11,346	33,482
GCL-Poly Energy Holdings Ltd.(a)(b)	274,506	8,031
Geely Automobile Holdings Ltd.	16,677	31,190
GOME Retail Holdings Ltd.(a)(b)	143,879	12,683
Great Wall Motor Co. Ltd., H Shares	106,209	82,088
Guangdong Investment Ltd.	6,043	12,491
Guangshen Railway Co. Ltd., H Shares	78,235	24,387
Guangzhou Automobile Group Co. Ltd., H Shares	63,992	68,343
Guangzhou R&F Properties Co. Ltd., H Shares	32,193	54,123
Harbin Electric Co. Ltd., H Shares(a)	35,110	8,836
Hengan International Group Co. Ltd.	2,981	19,689
Hisense Home Appliances Group Co. Ltd., H Shares	8,161	7,569
Hollysys Automation Technologies Ltd.	710	10,444
Huadian Fuxin Energy Corp. Ltd., H Shares(b)	150,366	27,469
Huadian Power International Corp. Ltd., H Shares	214,690	78,166
Huaneng Power International, Inc., H Shares	249,023	123,434
Huaneng Renewables Corp. Ltd., H Shares	102,250	39,057
JD.com, Inc., ADR(a)	16,656	543,818
Jiangsu Expressway Co. Ltd., H Shares	29,361	39,159
Jiangxi Copper Co. Ltd., H Shares	62,441	72,031
JinkoSolar Holding Co. Ltd., ADR(a)(b)	1,571	28,828
Kingboard Holdings Ltd.	8,455	23,277
Kunlun Energy Co. Ltd.	34,672	29,367
Legend Holdings Corp., H Shares(c)	18,917	38,908
Lenovo Group Ltd.	88,403	58,388
Longfor Group Holdings Ltd.(c)	6,020	24,648
Maanshan Iron & Steel Co. Ltd., H Shares	64,578	24,502
Metallurgical Corp. of China Ltd., H Shares	266,473	55,489
Momo, Inc., ADR	1,278	47,836
NetEase, Inc., ADR	503	158,606
New China Life Insurance Co. Ltd., H Shares	29,508	113,655
New Oriental Education & Technology Group, Inc., ADR(a)	400	48,432
Peoples Insurance Co. Group of China Ltd. (The), H Shares	657,957	263,931
PetroChina Co., Ltd., H Shares	3,416,342	1,575,548
PICC Property & Casualty Co. Ltd., H Shares	237,551	274,946
Ping An Insurance (Group) Co. of China Ltd., H Shares	74,626	845,623
Qingdao Port International Co., Ltd., H Shares(c)	23,596	13,866
Qinhuangdao Port Co. Ltd., H Shares	87,402	16,079
Qudian, Inc., ADR(a)(b)	4,110	20,386
Red Star Macalline Group Corp. Ltd., H Shares(c)	31,274	25,770
Semiconductor Manufacturing International Corp.(a)	19,482	24,839
Shandong Chenming Paper Holdings Ltd., H Shares	43,372	17,620
Shanghai Electric Group Co. Ltd., H Shares	158,204	48,708
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	7,867	22,110
Shanghai Industrial Holdings Ltd.	5,560	10,015
	Shares	Value
China-(continued)
Shanghai Industrial Urban Development Group Ltd.	5,560	$689
Shanghai Jin Jiang Capital Co. Ltd., H Shares	62,756	11,224
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	27,536	49,389
Shenzhen Expressway Co. Ltd., H Shares	15,752	21,009
Shimao Property Holdings Ltd.	7,528	27,264
SINA Corp.(a)	735	25,644
Sinopec Engineering Group Co. Ltd., H Shares	43,961	25,778
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	117,747	32,642
Sinopharm Group Co. Ltd., H Shares	30,100	99,401
Sinotrans Ltd., H Shares	86,730	27,035
Sogou, Inc., ADR(a)(b)	2,829	13,890
Sohu.com Ltd., ADR(a)	942	9,646
Sunac China Holdings Ltd.	6,530	31,825
TAL Education Group, ADR(a)	714	31,602
Tencent Holdings Ltd.	4,543	192,567
Tingyi Cayman Islands Holding Corp.	10,446	17,001
TravelSky Technology Ltd., H Shares	9,020	21,963
Trip.com Group Ltd., ADR(a)	3,874	128,772
Tsingtao Brewery Co. Ltd., H Shares	3,180	19,662
Vipshop Holdings Ltd., ADR(a)	10,651	136,120
Want Want China Holdings Ltd.	19,047	16,400
Weibo Corp., ADR(a)	441	18,879
Weichai Power Co. Ltd., H Shares	45,114	77,114
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	25,376	28,236
Xinyuan Real Estate Co. Ltd., ADR	5,245	20,246
Yangzijiang Shipbuilding Holdings Ltd.	17,512	13,191
Yanzhou Coal Mining Co. Ltd., H Shares	50,505	44,648
Yuexiu Property Co. Ltd.	54,134	11,549
YY, Inc., ADR(a)	482	30,747
Zhengqi Financial Holding Corp., Rts.(a)(d)	1,142	0
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	3,608	12,330
Zijin Mining Group Co. Ltd., H Shares	210,518	78,799
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	46,271	32,748
ZTE Corp., H Shares(a)	18,646	49,665
ZTO Express Cayman, Inc., ADR	3,752	79,843
		14,516,910
Colombia-0.23%
Avianca Holdings S.A., Preference Shares	46,068	23,267
Grupo Argos S.A.	3,316	16,522
Grupo de Inversiones Suramericana S.A.	2,284	20,997
		60,786
Czech Republic-0.12%
CEZ A.S.	1,463	32,419
Greece-0.54%
Hellenic Telecommunications Organization S.A.	1,216	18,288
Motor Oil Hellas Corinth Refineries S.A.	694	16,253
OPAP S.A.	1,488	18,310
Public Power Corp. S.A.(a)	14,050	50,100
Star Bulk Carriers Corp.	1,908	20,969
Tsakos Energy Navigation Ltd.	4,804	17,054
		140,974
Hong Kong-0.42%
Haier Electronics Group Co. Ltd.	6,232	17,316
Nine Dragons Paper Holdings Ltd.	14,806	15,075
Seaspan Corp.	2,540	29,845

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Sun Art Retail Group Ltd.	16,487	$18,661
Yue Yuen Industrial Holdings Ltd.	9,983	29,524
		110,421
Hungary-0.19%
Gedeon Richter PLC	732	14,037
MOL Hungarian Oil & Gas PLC	3,711	35,907
		49,944
India-2.89%
Dr Reddys Laboratories Ltd., ADR	754	30,703
Infosys Ltd., ADR	38,755	380,962
Reliance Infrastructure Ltd., GDR(a)(c)	4,276	5,174
Tata Motors Ltd., ADR(a)	8,251	92,576
Tata Steel Ltd., GDR(b)(c)	9,123	53,643
Vedanta Ltd., ADR	22,275	179,314
WNS (Holdings) Ltd., ADR(a)	255	16,095
		758,467
Indonesia-0.71%
PT Adaro Energy Tbk	165,988	14,475
PT Astra International Tbk	101,555	46,799
PT Indofood Sukses Makmur Tbk	35,067	19,765
PT Perusahaan Gas Negara Tbk	115,587	15,734
PT Semen Indonesia Persero Tbk	14,137	11,476
PT Telekomunikasi Indonesia (Persero) Tbk	233,486	65,055
PT United Tractors Tbk	9,522	14,126
		187,430
Malaysia-1.22%
Axiata Group Bhd	27,287	26,983
Genting Bhd	20,382	28,451
Genting Malaysia Bhd	19,800	14,886
IHH Healthcare Bhd	8,099	10,413
IOI Corp.Bhd	12,600	13,124
Kuala Lumpur Kepong Bhd	2,100	11,736
Maxis Bhd	10,939	13,567
MISC Bhd	11,232	21,918
Petronas Chemicals Group Bhd	10,512	17,770
Petronas Gas Bhd	3,443	12,778
Sime Darby Bhd	119,422	64,336
Telekom Malaysia Bhd	21,600	19,446
Tenaga Nasional Bhd	20,847	65,688
		321,096
Mexico-3.16%
Arca Continental S.A.B. de C.V.	3,253	17,263
Cemex S.A.B. de C.V., ADR	37,831	141,110
Coca-Cola FEMSA, S.A.B. de C.V., ADR	2,130	123,135
El Puerto de Liverpool S.A.B. de C.V., Series C1	6,018	29,751
Fomento Economico Mexicano, S.A.B. de C.V., ADR	3,092	281,156
Grupo Bimbo, S.A.B. de C.V., Series A	9,692	16,795
Grupo Financiero Banorte S.A.B. de C.V., Class O	6,610	34,884
Grupo Financiero Inbursa S.A.B. de C.V., Class O	11,430	13,601
Grupo Televisa SAB, ADR	6,459	70,855
Industrias Penoles S.A.B. de C.V.	944	10,033
Kimberly-Clark de Mexico, S.A.B. de C.V., Class A	10,256	19,691
Orbia Advance Corp. S.A.B. de C.V.	7,386	16,161
Wal-Mart de Mexico S.A.B. de C.V., Series V	19,362	54,079
		828,514
	Shares	Value
Peru-0.20%
Cia de Minas Buenaventura S.A.A., ADR	2,725	$41,883
Nexa Resourses S.A.	1,199	10,180
		52,063
Philippines-0.05%
Ayala Corp.	795	12,610
Poland-1.01%
Enea S.A.(a)	5,832	13,338
Energa S.A.(a)	5,411	9,525
Grupa Lotos S.A.	672	15,753
KGHM Polska Miedz S.A.(a)	1,277	29,353
Orange Polska S.A.(a)	11,055	18,062
PGE Polska Grupa Energetyczna S.A.(a)	15,266	34,045
Polski Koncern Naftowy ORLEN S.A.	3,466	82,329
Polskie Gornictwo Naftowe i Gazownictwo S.A.	15,083	17,817
Powszechny Zaklad Ubezpieczen S.A.	4,528	44,805
		265,027
Russia-6.95%
Alrosa PJSC	19,214	23,289
Federal Grid Co. Unified Energy System PJSC	4,360,810	13,251
Gazprom PJSC	171,026	685,328
Inter RAO UES PJSC	399,994	27,754
Lenta Ltd., GDR(a)(c)	2,891	8,991
LUKOIL PJSC	4,259	406,716
Magnit PJSC	905	46,229
MMC Norilsk Nickel PJSC	317	84,076
Mobile TeleSystems PJSC	9,626	45,606
Novatek PJSC	1,360	26,823
QIWI PLC, ADR	797	15,797
Rosneft Oil Co. PJSC	31,002	212,726
RusHydro PJSC	1,386,428	11,465
Severstal PJSC	1,298	18,338
Sistema PJSFC	208,714	48,712
Tatneft PJSC	8,180	94,235
Transneft PJSC, Preference Shares	20	52,871
		1,822,207
South Africa-2.28%
AngloGold Ashanti Ltd.	1,979	37,015
Aspen Pharmacare Holdings Ltd.(a)	2,623	21,015
Barloworld Ltd.	2,095	16,280
Bid Corp. Ltd.	1,556	34,260
Bidvest Group Ltd. (The)	2,451	33,951
DataTec Ltd.	5,661	13,383
Discovery Ltd.	1,655	13,334
Exxaro Resources Ltd.	1,884	17,143
FirstRand Ltd.	12,191	52,099
Foschini Group Ltd. (The)	984	10,421
Gold Fields Ltd.	5,601	29,414
Impala Platinum Holdings Ltd.(a)	3,527	27,103
Life Healthcare Group Holdings Ltd.	6,734	11,360
Momentum Metropolitan Holdings	14,386	19,979
Mr Price Group Ltd.	884	10,558
Netcare Ltd.	8,435	11,513
Pick n Pay Stores Ltd.	2,603	12,058
Remgro Ltd.	2,559	33,566
Sappi Ltd.	5,513	14,993
Sasol Ltd.	4,951	89,201
Shoprite Holdings Ltd.	2,558	22,373
SPAR Group Ltd. (The)	1,428	20,068
Tiger Brands Ltd.	903	12,590

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
South Africa-(continued)
Truworths International Ltd.	2,431	$8,478
Woolworths Holdings Ltd.	7,322	26,074
		598,229
Taiwan-12.70%
Acer, Inc.	39,169	23,044
Asia Cement Corp.	15,028	22,386
Asustek Computer, Inc.	9,054	68,401
AU Optronics Corp.	227,784	65,549
Catcher Technology Co. Ltd.	5,274	43,128
Chailease Holding Co. Ltd.	3,090	13,824
Cheng Shin Rubber Industry Co. Ltd.	18,108	24,690
Chicony Electronics Co. Ltd.	4,549	13,195
China Airlines Ltd.	43,401	12,817
China Development Financial Holding Corp.	169,439	53,924
China Life Insurance Co., Ltd.(a)	79,228	65,828
China Steel Corp.	93,025	71,345
Chunghwa Telecom Co., Ltd.	18,032	66,784
Compal Electronics, Inc.	115,420	71,120
Delta Electronics, Inc.	9,190	42,169
Eva Airways Corp.	24,716	11,341
Far Eastern New Century Corp.	28,476	27,766
Far EasTone Telecommunications Co. Ltd.	8,769	21,010
Formosa Chemicals & Fibre Corp.	19,629	56,165
Formosa Plastics Corp.	16,548	52,718
Foxconn Technology Co. Ltd.	11,796	25,749
Hon Hai Precision Industry Co., Ltd.	185,785	538,896
Hotai Motor Co. Ltd.	556	10,879
Innolux Corp.	289,264	74,898
Inventec Corp.	40,319	30,196
Largan Precision Co., Ltd.	213	30,962
Lite-On Technology Corp.	22,679	35,977
MediaTek, Inc.	7,680	106,099
Mercuries & Associates Holding Ltd.(a)	30,113	21,121
Mercuries Life Insurance Co. Ltd.(a)	70,539	27,281
Micro-Star International Co. Ltd.	4,289	11,794
Nan Ya Plastics Corp.	28,322	66,371
Nanya Technology Corp.	6,000	14,002
Novatek Microelectronics Corp.	2,218	16,248
Pegatron Corp.	52,677	117,403
Pou Chen Corp.	25,480	33,196
Powertech Technology, Inc.	7,544	23,267
President Chain Store Corp.	1,688	16,902
Qisda Corp.	18,000	13,038
Quanta Computer, Inc.	37,374	73,865
Radiant Opto-Electronics Corp.	3,338	12,800
Sino-American Silicon Products, Inc.	3,000	8,535
Synnex Technology International Corp.	21,164	25,562
Taiwan Cement Corp.	24,315	32,993
Taiwan Mobile Co. Ltd.	4,693	17,612
Taiwan Semiconductor Manufacturing Co., Ltd.	75,385	753,591
Teco Electric and Machinery Co. Ltd.	16,556	14,705
TPK Holding Co. Ltd.(a)	8,827	16,028
Unimicron Technology Corp.	12,061	18,243
Uni-President Enterprises Corp.	25,670	60,998
United Microelectronics Corp.	145,296	71,194
Walsin Lihwa Corp.	33,141	15,424
	Shares	Value
Taiwan-(continued)
Wistron Corp.	79,178	$71,884
WPG Holdings Ltd.	28,561	35,525
WT Microelectronics Co., Ltd.	9,000	12,596
Yageo Corp.	2,044	22,108
Zhen Ding Technology Holding Ltd.	6,000	26,450
		3,331,596
Thailand-1.35%
Advanced Info Service PCL, NVDR	3,274	22,970
Airports of Thailand PCL, NVDR	4,806	12,008
Charoen Pokphand Foods PCL, NVDR	24,790	22,561
CP ALL PCL, NVDR	10,403	26,165
Indorama Ventures PCL, NVDR	8,414	9,676
IRPC PCL, NVDR	99,818	11,562
PTT Exploration & Production PCL, NVDR	8,749	34,744
PTT Global Chemical PCL, NVDR	16,612	29,549
PTT PCL, NVDR	79,116	113,238
Siam Cement PCL (The), NVDR	1,716	21,636
Star Petroleum Refining PCL, NVDR	34,586	11,388
Thai Beverage PCL	24,140	15,711
Thai Oil PCL, NVDR	9,647	22,028
		353,236
Turkey-1.00%
BIM Birlesik Magazalar A.S.	2,888	23,130
Eregli Demir ve Celik Fabrikalari TAS	35,967	50,223
KOC Holding A.S.	17,013	59,302
Tupras-Turkiye Petrol Rafinerileri A.S.	1,404	30,288
Turk Hava Yollari AO(a)	10,887	25,893
Turkcell Iletisim Hizmetleri A.S.	14,491	34,212
Turkiye Vakiflar Bankasi T.A.O., Class D(a)	43,314	38,687
		261,735
United States-0.25%
JBS S.A.	9,737	65,584
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $27,353,998)		26,213,489
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.75%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	147,573	147,573
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	50,204	50,224
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $197,796)		197,797
TOTAL INVESTMENTS IN SECURITIES-100.68% (Cost $27,551,794)		26,411,286
OTHER ASSETS LESS LIABILITIES-(0.68)%		(177,970)
NET ASSETS-100.00%		$26,233,316

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2019
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $329,571, which represented 1.26% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco RAFITM Strategic US ETF (IUS)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-10.66%
Activision Blizzard, Inc.	2,496	$136,856
Alphabet, Inc., Class A(b)	1,940	2,529,935
Altice USA, Inc., Class A(b)	4,417	112,987
AMC Entertainment Holdings, Inc., Class A(c)	3,839	31,403
AT&T, Inc.	78,617	2,938,703
CBS Corp., Class B	2,016	81,406
CenturyLink, Inc.	32,793	475,171
Charter Communications, Inc., Class A(b)	1,463	687,625
Comcast Corp., Class A	30,474	1,345,427
Discovery, Inc., Class A(b)(c)	3,743	123,294
DISH Network Corp., Class A(b)	3,360	114,811
Electronic Arts, Inc.(b)	1,055	106,566
Facebook, Inc., Class A(b)	7,879	1,588,722
Frontier Communications Corp.(b)(c)	39,841	26,889
IAC/InterActiveCorp.(b)	191	42,536
Interpublic Group of Cos., Inc. (The)	2,977	66,685
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	2,783	135,003
News Corp., Class A	7,873	101,404
Omnicom Group, Inc.	1,631	129,632
Take-Two Interactive Software, Inc.(b)	383	46,477
Telephone & Data Systems, Inc.	1,633	38,718
T-Mobile US, Inc.(b)	1,824	143,275
Twitter, Inc.(b)	1,441	44,541
Verizon Communications, Inc.	27,080	1,631,299
Viacom, Inc., Class B	4,127	99,337
Walt Disney Co. (The)	6,680	1,012,554
Zayo Group Holdings, Inc.(b)	1,153	39,479
		13,830,735
Consumer Discretionary-11.89%
Adient PLC	4,512	98,632
Advance Auto Parts, Inc.	433	68,016
Amazon.com, Inc.(b)	587	1,057,070
American Axle & Manufacturing Holdings, Inc.(b)	3,551	35,013
Aptiv PLC	1,439	135,093
Aramark	2,497	108,969
AutoNation, Inc.(b)	2,016	102,997
AutoZone, Inc.(b)	112	131,927
Bed Bath & Beyond, Inc.(c)	4,801	69,999
Best Buy Co., Inc.	3,302	266,273
Booking Holdings, Inc.(b)	197	375,094
BorgWarner, Inc.	2,113	88,852
Brunswick Corp.	767	45,077
Burlington Stores, Inc.(b)	235	52,875
CarMax, Inc.(b)	1,247	121,283
Carnival Corp.	5,471	246,633
Chipotle Mexican Grill, Inc.(b)	56	45,580
Core-Mark Holding Co., Inc.	1,151	31,019
D.R. Horton, Inc.	2,113	116,955
Dana, Inc.	2,497	42,324
Darden Restaurants, Inc.	576	68,221
Dicks Sporting Goods, Inc.	1,631	74,716
Dollar General Corp.	1,535	241,548
Dollar Tree, Inc.(b)	1,343	122,831
Domino’s Pizza, Inc.	128	37,670
eBay, Inc.	6,720	238,694
Expedia Group, Inc.	865	87,936
Foot Locker, Inc.	1,248	49,982
Ford Motor Co.	100,911	914,254
GameStop Corp., Class A(c)	5,185	32,873
Gap, Inc. (The)	3,553	59,015
General Motors Co.	27,788	1,000,368
	Shares	Value
Consumer Discretionary-(continued)
Gentex Corp.	2,017	$57,283
Genuine Parts Co.	1,056	110,215
Goodyear Tire & Rubber Co. (The)	6,528	104,383
Group 1 Automotive, Inc.	577	59,483
H&R Block, Inc.	1,247	30,402
Hanesbrands, Inc.	2,591	39,046
Harley-Davidson, Inc.	1,920	69,850
Hasbro, Inc.	481	48,918
Hilton Worldwide Holdings, Inc.	1,248	131,040
Home Depot, Inc. (The)	5,209	1,148,637
Hyatt Hotels Corp., Class A	863	69,730
J.C. Penney Co., Inc.(b)(c)	39,936	45,128
Kohl’s Corp.	2,304	108,311
L Brands, Inc.	3,361	64,330
Las Vegas Sands Corp.	2,016	126,504
Lear Corp.	1,055	126,927
Leggett & Platt, Inc.	959	50,175
Lennar Corp., Class A	2,497	148,946
Lithia Motors, Inc., Class A	385	61,823
LKQ Corp.(b)	2,400	84,672
Lowe’s Cos., Inc.	4,415	517,924
Lululemon Athletica, Inc.(b)	192	43,332
Macy’s, Inc.(c)	6,911	105,876
Marriott International, Inc., Class A	1,631	228,927
McDonald’s Corp.	2,264	440,303
MGM Resorts International	5,376	171,763
Mohawk Industries, Inc.(b)	545	75,957
Murphy USA, Inc.(b)	576	67,697
Newell Brands, Inc.	8,256	158,680
NIKE, Inc., Class B	5,303	495,777
Nordstrom, Inc.(c)	1,824	69,622
Norwegian Cruise Line Holdings Ltd.(b)	1,633	87,594
NVR, Inc.(b)	17	64,462
Office Depot, Inc.	26,208	58,444
O’Reilly Automotive, Inc.(b)	328	145,068
Penske Automotive Group, Inc.	864	43,623
Polaris, Inc.	481	46,994
PulteGroup, Inc.	2,784	110,386
PVH Corp.	754	73,108
Qurate Retail, Inc., Class A(b)	8,736	82,643
Ralph Lauren Corp.	575	61,720
Ross Stores, Inc.	1,439	167,140
Royal Caribbean Cruises Ltd.	1,151	138,143
Service Corp. International	865	38,077
Signet Jewelers Ltd.	3,649	67,032
Starbucks Corp.	7,103	606,809
Tapestry, Inc.	2,112	56,792
Target Corp.	7,013	876,695
Tenneco, Inc., Class A	4,032	49,956
Tesla, Inc.(b)(c)	288	95,023
Thor Industries, Inc.	767	48,912
Tiffany & Co.	650	86,970
TJX Cos., Inc. (The)	5,664	346,240
Toll Brothers, Inc.	1,633	65,598
Tractor Supply Co.	576	54,397
Ulta Beauty, Inc.(b)	191	44,667
Under Armour, Inc., Class A(b)	1,345	25,407
Vail Resorts, Inc.	149	36,158
VF Corp.	1,435	127,055
Whirlpool Corp.	1,125	160,987
Williams-Sonoma, Inc.	864	59,962
Wyndham Destinations, Inc.	960	46,560

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Wynn Resorts, Ltd.	479	$57,887
Yum China Holdings, Inc. (China)	1,631	72,612
Yum! Brands, Inc.	959	96,543
		15,429,114
Consumer Staples-8.95%
Altria Group, Inc.	9,672	480,698
Archer-Daniels-Midland Co.	5,856	251,398
Brown-Forman Corp., Class B	1,056	71,618
Bunge Ltd.	2,784	148,610
Campbell Soup Co.	1,153	53,695
Casey’s General Stores, Inc.	351	60,993
Church & Dwight Co., Inc.	673	47,272
Clorox Co. (The)	479	71,002
Coca-Cola Co. (The)	12,439	664,243
Colgate-Palmolive Co.	2,783	188,743
Conagra Brands, Inc.	3,264	94,232
Constellation Brands, Inc., Class A	767	142,708
Costco Wholesale Corp.	2,687	805,589
Estee Lauder Cos., Inc. (The), Class A	960	187,651
General Mills, Inc.	3,264	174,037
Herbalife Nutrition Ltd.(b)	1,057	48,210
Hershey Co. (The)	672	99,564
Hormel Foods Corp.	2,209	98,367
Ingredion, Inc.	671	55,807
JM Smucker Co. (The)	767	80,604
Kellogg Co.	1,919	124,965
Kimberly-Clark Corp.	1,439	196,193
Kraft Heinz Co. (The)	11,519	351,330
Kroger Co. (The)	22,705	620,755
McCormick & Co., Inc.	383	64,823
Molson Coors Brewing Co., Class B	2,401	121,203
Mondelez International, Inc., Class A	7,352	386,274
Monster Beverage Corp.(b)	959	57,367
PepsiCo., Inc.	4,991	677,928
Performance Food Group Co.(b)	1,537	72,331
Philip Morris International, Inc.	5,208	431,899
Post Holdings, Inc.(b)	479	50,582
Procter & Gamble Co. (The)	10,934	1,334,604
Rite Aid Corp.(b)	7,200	65,232
Sysco Corp.	3,744	301,579
TreeHouse Foods, Inc.(b)(c)	671	32,805
Tyson Foods, Inc., Class A	3,099	278,569
United Natural Foods, Inc.(b)	3,936	35,896
US Foods Holding Corp.(b)	2,687	106,862
Walgreens Boots Alliance, Inc.	14,369	856,392
Walmart, Inc.	13,611	1,620,934
		11,613,564
Energy-7.86%
Antero Resources Corp.(b)	9,217	18,342
Apache Corp.	4,415	98,366
Baker Hughes Co.	7,201	161,446
Cabot Oil & Gas Corp.	2,303	36,710
Cheniere Energy, Inc.(b)	767	46,434
Chesapeake Energy Corp.(b)	16,512	9,830
Chevron Corp.	14,388	1,685,266
Cimarex Energy Co.	673	30,938
ConocoPhillips	9,870	591,608
CVR Energy, Inc.	864	37,489
Delek US Holdings, Inc.	1,441	49,441
Devon Energy Corp.	5,951	130,267
EOG Resources, Inc.	2,879	204,121
	Shares	Value
Energy-(continued)
Exxon Mobil Corp.	36,672	$2,498,463
Gulfport Energy Corp.(b)	4,896	11,603
Halliburton Co.	7,775	163,197
Helmerich & Payne, Inc.	864	34,154
Hess Corp.	1,976	122,690
HollyFrontier Corp.	2,687	138,515
Marathon Oil Corp.	9,121	106,260
Marathon Petroleum Corp.	11,601	703,485
Murphy Oil Corp.	2,016	46,388
National Oilwell Varco, Inc.	4,223	95,229
Oasis Petroleum, Inc.(b)	6,110	14,297
Occidental Petroleum Corp.	7,008	270,299
ONEOK, Inc.	2,111	149,987
Parsley Energy, Inc., Class A	2,209	33,091
Patterson-UTI Energy, Inc.	3,455	30,888
PBF Energy, Inc., Class A	3,169	99,190
Peabody Energy Corp.	3,073	29,747
Phillips 66	8,363	959,403
Pioneer Natural Resources Co.	942	120,425
QEP Resources, Inc.	4,801	15,699
Range Resources Corp.(c)	5,951	20,769
Schlumberger Ltd.	12,398	448,808
Southwestern Energy Co.(b)	12,097	22,016
Targa Resources Corp.	2,496	91,179
Valero Energy Corp.	7,021	670,435
Whiting Petroleum Corp.(b)	1,824	8,354
World Fuel Services Corp.	3,743	158,703
WPX Energy, Inc.(b)	3,167	31,163
		10,194,695
Financials-5.74%
Affiliated Managers Group, Inc.	673	57,454
AGNC Investment Corp.	6,721	116,408
Alleghany Corp.(b)	114	88,925
Allstate Corp. (The)	4,223	470,231
American Express Co.	5,067	608,648
Arthur J. Gallagher & Co.	768	71,631
Berkshire Hathaway, Inc., Class B(b)	15,001	3,304,720
Cboe Global Markets, Inc.	384	45,658
Cincinnati Financial Corp.	864	92,491
Everest Re Group, Ltd.	351	95,212
Fidelity National Financial, Inc.	1,728	82,305
First American Financial Corp.	865	55,031
Franklin Resources, Inc.	3,360	92,366
Hanover Insurance Group, Inc. (The)	384	52,197
Hartford Financial Services Group, Inc. (The)	3,359	207,788
INTL. FCStone, Inc.(b)	1,921	76,840
Lazard Ltd., Class A	1,441	55,680
Legg Mason, Inc.	1,344	52,524
LPL Financial Holdings, Inc.	481	44,420
Markel Corp.(b)	77	87,437
Marsh & McLennan Cos., Inc.	1,824	197,120
Moody’s Corp.	335	75,935
Mr Cooper Group, Inc.(b)	4,128	55,480
MSCI, Inc.	191	49,505
Nasdaq, Inc.	672	70,426
Old Republic International Corp.	2,977	67,161
OneMain Holdings, Inc.	1,151	49,597
Progressive Corp. (The)	3,565	260,423
Raymond James Financial, Inc.	959	86,137
S&P Global, Inc.	629	166,465
Santander Consumer USA Holdings, Inc.	2,112	49,738
T. Rowe Price Group, Inc.	1,056	130,479

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Travelers Cos., Inc. (The)	2,365	$323,343
W.R. Berkley Corp.	864	58,752
White Mountains Insurance Group Ltd.	37	40,956
		7,439,483
Health Care-15.23%
Abbott Laboratories	5,471	467,497
AbbVie, Inc.	10,133	888,968
Agilent Technologies, Inc.	1,056	85,293
Alexion Pharmaceuticals, Inc.(b)	575	65,516
AmerisourceBergen Corp.	5,405	475,154
Amgen, Inc.	5,806	1,362,784
Anthem, Inc.	2,083	601,279
Baxter International, Inc.	2,423	198,613
Becton, Dickinson and Co.	960	248,160
Biogen, Inc.(b)	1,412	423,332
Boston Scientific Corp.(b)	2,207	95,453
Bristol-Myers Squibb Co.	7,103	404,445
Cardinal Health, Inc.	11,813	650,069
Centene Corp.(b)	4,128	249,620
Cerner Corp.	1,152	82,472
Cigna Corp.	2,268	453,419
Community Health Systems, Inc.(b)	13,825	44,240
Cooper Cos., Inc. (The)	127	39,762
CVS Health Corp.	18,509	1,393,172
Danaher Corp.	1,823	266,122
DaVita, Inc.(b)	2,401	172,320
DENTSPLY SIRONA, Inc.	1,152	65,134
Edwards Lifesciences Corp.(b)	384	94,057
Eli Lilly and Co.	3,647	427,975
Encompass Health Corp.	576	40,729
Gilead Sciences, Inc.	7,750	521,110
HCA Healthcare, Inc.	1,891	262,206
Henry Schein, Inc.(b)	1,056	72,758
Hologic, Inc.(b)	960	49,267
Humana, Inc.	1,211	413,230
Illumina, Inc.(b)	191	61,265
Intuitive Surgical, Inc.(b)	136	80,634
IQVIA Holdings, Inc.(b)	906	132,258
Jazz Pharmaceuticals PLC(b)	288	43,523
Johnson & Johnson	10,250	1,409,273
Laboratory Corp. of America Holdings(b)	671	115,607
McKesson Corp.	6,395	924,973
MEDNAX, Inc.(b)	1,345	35,131
Medtronic PLC	6,905	769,148
Merck & Co., Inc.	10,696	932,477
Mettler-Toledo International, Inc.(b)	52	37,409
Molina Healthcare, Inc.(b)	479	64,905
Owens & Minor, Inc.	9,600	63,552
Patterson Cos., Inc.	1,441	28,042
Perrigo Co. PLC	1,345	68,904
Pfizer, Inc.	33,159	1,277,285
Quest Diagnostics, Inc.	865	92,166
Regeneron Pharmaceuticals, Inc.(b)	251	92,619
ResMed, Inc.	288	43,085
STERIS PLC	288	43,528
Stryker Corp.	863	176,794
Tenet Healthcare Corp.(b)	3,551	114,342
Thermo Fisher Scientific, Inc.	1,131	355,077
UnitedHealth Group, Inc.	5,700	1,595,259
Universal Health Services, Inc., Class B	767	106,989
Vertex Pharmaceuticals, Inc.(b)	288	63,864
Waters Corp.(b)	288	63,956
	Shares	Value
Health Care-(continued)
WellCare Health Plans, Inc.(b)	288	$92,756
Zimmer Biomet Holdings, Inc.	1,036	150,510
Zoetis, Inc.	864	104,129
		19,753,616
Industrials-11.21%
3M Co.	2,941	499,294
A.O. Smith Corp.	768	37,171
Acuity Brands, Inc.	287	37,534
AECOM(b)	2,784	120,631
AGCO Corp.	672	52,503
Allison Transmission Holdings, Inc.	1,057	51,159
American Airlines Group, Inc.(c)	1,920	55,181
AMETEK, Inc.	672	66,535
Arconic, Inc.	3,553	110,001
Avis Budget Group, Inc.(b)	2,687	79,938
Boeing Co. (The)	2,909	1,065,218
C.H. Robinson Worldwide, Inc.	1,055	81,077
Carlisle Cos., Inc.	383	59,740
Caterpillar, Inc.	3,839	555,618
Cintas Corp.	247	63,494
CSX Corp.	4,127	295,246
Cummins, Inc.	1,247	228,026
Deere & Co.	1,728	290,390
Delta Air Lines, Inc.	1,920	110,035
Dover Corp.	971	108,247
Eaton Corp. PLC	3,353	310,152
EMCOR Group, Inc.	480	42,686
Emerson Electric Co.	3,360	248,170
Equifax, Inc.	384	53,622
Expeditors International of Washington, Inc.	959	71,695
Fastenal Co.	1,632	57,969
FedEx Corp.	2,399	383,960
Fluor Corp.	2,592	45,204
Fortive Corp.	768	55,427
Fortune Brands Home & Security, Inc.	1,152	72,875
General Dynamics Corp.	1,771	321,861
General Electric Co.	91,205	1,027,880
Genesee & Wyoming, Inc., Class A(b)	480	53,496
HD Supply Holdings, Inc.(b)	1,057	42,090
Hertz Global Holdings, Inc.(b)	5,472	84,816
Honeywell International, Inc.	3,132	559,219
Hubbell, Inc.	288	42,342
Huntington Ingalls Industries, Inc.	351	88,336
IDEX Corp.	193	31,409
Illinois Tool Works, Inc.	1,344	234,299
Ingersoll-Rand PLC	1,247	163,494
J.B. Hunt Transport Services, Inc.	479	55,382
Jacobs Engineering Group, Inc.	959	88,314
Johnson Controls International PLC	7,265	311,160
Kansas City Southern	533	81,240
KAR Auction Services, Inc.	768	16,220
Knight-Swift Transportation Holdings, Inc.	1,249	46,200
L3Harris Technologies, Inc.	384	77,219
Lockheed Martin Corp.	1,056	412,928
ManpowerGroup, Inc.	1,057	97,920
Masco Corp.	1,633	76,016
Nielsen Holdings PLC	3,263	63,792
Norfolk Southern Corp.	1,343	259,870
Northrop Grumman Corp.	740	260,310
Old Dominion Freight Line, Inc.	287	54,986
Oshkosh Corp.	672	60,789
Owens Corning	1,343	90,062

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
PACCAR, Inc.	2,783	$226,453
Parker-Hannifin Corp.	805	160,026
Quanta Services, Inc.	1,729	71,996
Raytheon Co.	1,490	323,956
Republic Services, Inc.	1,728	153,187
Robert Half International, Inc.	769	44,756
Rockwell Automation, Inc.	672	131,604
Roper Technologies, Inc.	214	77,119
Ryder System, Inc.	1,248	65,507
Snap-on, Inc.	337	54,075
Southwest Airlines Co.	1,248	71,935
Spirit AeroSystems Holdings, Inc., Class A	863	75,072
Stanley Black & Decker, Inc.	916	144,490
Terex Corp.	1,439	40,393
Textron, Inc.	2,689	124,339
TransDigm Group, Inc.	76	43,100
Trinity Industries, Inc.	2,209	46,477
Union Pacific Corp.	3,815	671,402
United Airlines Holdings, Inc.(b)	961	89,181
United Parcel Service, Inc., Class B	5,183	620,561
United Rentals, Inc.(b)	863	132,082
United Technologies Corp.	4,011	594,992
Verisk Analytics, Inc.	289	42,622
W.W. Grainger, Inc.	287	90,965
Waste Management, Inc.	1,823	205,835
WESCO International, Inc.(b)	768	40,412
XPO Logistics, Inc.(b)	1,753	144,956
Xylem, Inc.	577	44,723
		14,542,664
Information Technology-22.00%
Accenture PLC, Class A	2,439	490,629
Adobe, Inc.(b)	767	237,410
Akamai Technologies, Inc.(b)	768	66,908
Alliance Data Systems Corp.	672	71,844
Amdocs Ltd.	959	66,459
Amphenol Corp., Class A	1,056	109,824
Analog Devices, Inc.	1,439	162,535
ANSYS, Inc.(b)	192	48,901
Apple, Inc.	28,938	7,733,681
Applied Materials, Inc.	7,679	444,614
Arrow Electronics, Inc.(b)	1,727	137,538
Automatic Data Processing, Inc.	1,117	190,761
Avnet, Inc.	2,303	93,617
Booz Allen Hamilton Holding Corp.	671	48,822
Broadcom, Inc.	1,961	620,088
Broadridge Financial Solutions, Inc.	384	47,505
CDK Global, Inc.	768	41,126
CDW Corp.	844	113,982
Cisco Systems, Inc.	26,878	1,217,842
Citrix Systems, Inc.	863	97,355
Cognizant Technology Solutions Corp., Class A	3,360	215,410
CommScope Holding Co., Inc.(b)	1,727	23,487
Conduent, Inc.(b)	4,223	28,590
Corning, Inc.	7,969	231,420
Dell Technologies, Inc., Class C(b)	8,574	415,753
DXC Technology Co.	3,457	129,050
F5 Networks, Inc.(b)	365	53,184
Fidelity National Information Services, Inc.	1,343	185,535
Fiserv, Inc.(b)	1,247	144,951
Global Payments, Inc.	358	64,834
Hewlett Packard Enterprise Co.	26,360	417,279
HP, Inc.	19,121	383,950
	Shares	Value
Information Technology-(continued)
Intel Corp.	34,305	$1,991,405
International Business Machines Corp.	7,171	964,141
Intuit, Inc.	403	104,333
Jabil, Inc.	3,551	137,921
Juniper Networks, Inc.	3,456	86,607
Keysight Technologies, Inc.(b)	479	51,267
KLA Corp.	672	110,114
Lam Research Corp.	1,211	323,131
Leidos Holdings, Inc.	959	87,116
LogMeIn, Inc.	385	30,022
Marvell Technology Group Ltd.	2,401	63,314
Mastercard, Inc., Class A	1,536	448,865
Maxim Integrated Products, Inc.	1,153	65,341
Microchip Technology, Inc.(c)	865	81,777
Micron Technology, Inc.(b)	15,527	737,688
Microsoft Corp.	19,104	2,891,964
Motorola Solutions, Inc.	383	64,076
NCR Corp.(b)	1,249	41,005
NetApp, Inc.	1,727	104,639
NortonLifeLock, Inc.	3,648	90,835
NVIDIA Corp.	1,439	311,889
ON Semiconductor Corp.(b)	3,072	65,956
Oracle Corp.	17,472	980,878
Palo Alto Networks, Inc.(b)	192	43,626
Paychex, Inc.	767	66,054
PayPal Holdings, Inc.(b)	2,495	269,485
PTC, Inc.(b)	384	29,414
Qorvo, Inc.(b)	959	99,937
QUALCOMM, Inc.	10,191	851,458
Sabre Corp.	1,824	40,912
salesforce.com, inc.(b)	960	156,374
Sanmina Corp.(b)	1,153	36,677
Seagate Technology PLC	2,592	154,691
ServiceNow, Inc.(b)	136	38,493
Skyworks Solutions, Inc.	1,249	122,777
SS&C Technologies Holdings, Inc.	575	34,529
SYNNEX Corp.	670	82,283
Synopsys, Inc.(b)	384	54,159
Tech Data Corp.(b)	1,344	194,732
Teradyne, Inc.	1,055	66,032
Texas Instruments, Inc.	4,127	496,107
Trimble, Inc.(b)	865	35,058
Visa, Inc., Class A	4,556	840,628
VMware, Inc., Class A	1,099	171,026
Western Digital Corp.	4,992	251,247
Western Union Co. (The)	2,881	77,441
Xerox Holdings Corp.	2,591	100,868
Xilinx, Inc.	577	53,534
		28,536,710
Materials-3.19%
Air Products and Chemicals, Inc.	722	170,630
Albemarle Corp.	768	50,212
Alcoa Corp.(b)	2,976	60,562
Ashland Global Holdings, Inc.	479	34,344
Avery Dennison Corp.	481	62,708
Axalta Coating Systems Ltd.(b)	1,345	38,292
Ball Corp.	1,632	107,810
Berry Global Group, Inc.(b)	961	44,869
Celanese Corp.	863	108,367
CF Industries Holdings, Inc.	1,727	79,805
Chemours Co. (The)	2,784	43,959
Crown Holdings, Inc.(b)	673	51,081

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Materials-(continued)
Domtar Corp.	959	$35,790
DuPont de Nemours, Inc.	11,173	724,122
Eastman Chemical Co.	1,535	120,298
Ecolab, Inc.	835	155,869
FMC Corp.	481	47,119
Freeport-McMoRan, Inc.	18,143	206,467
Huntsman Corp.	3,361	76,026
International Flavors & Fragrances, Inc.(c)	288	40,674
International Paper Co.	4,127	191,245
Louisiana-Pacific Corp.	1,439	42,681
Martin Marietta Materials, Inc.	236	63,342
Mosaic Co. (The)	3,936	74,981
Newmont Goldcorp Corp.	3,935	151,104
Nucor Corp.	3,361	189,426
Olin Corp.	2,400	42,048
Owens-Illinois, Inc.	2,399	23,702
Packaging Corp. of America	646	72,287
PPG Industries, Inc.	1,440	185,530
Reliance Steel & Aluminum Co.	863	101,817
RPM International, Inc.	672	49,546
Sealed Air Corp.	1,344	50,709
Sherwin-Williams Co. (The)	305	177,855
Sonoco Products Co.	577	34,926
Steel Dynamics, Inc.	2,783	93,870
United States Steel Corp.(c)	5,183	68,001
Vulcan Materials Co.	479	67,956
Warrior Met Coal, Inc.	1,249	25,642
Westrock Co.	4,320	174,226
		4,139,898
Real Estate-0.93%
American Tower Corp.	863	184,708
CBRE Group, Inc., Class A(b)	2,111	120,369
Equinix, Inc.	192	108,835
Host Hotels & Resorts, Inc.	4,224	73,878
Iron Mountain, Inc.	1,632	52,420
Jones Lang LaSalle, Inc.	480	79,838
Park Hotels & Resorts, Inc.	1,728	40,867
Public Storage	479	100,916
Realogy Holdings Corp.(c)	6,048	63,323
SBA Communications Corp., Class A	287	67,867
Service Properties Trust	1,345	31,325
Simon Property Group, Inc.	1,055	159,526
Weyerhaeuser Co.	4,225	124,680
		1,208,552
Utilities-2.27%
AES Corp. (The)	6,241	118,017
	Shares	Value
Utilities-(continued)
Alliant Energy Corp.	865	$45,845
Ameren Corp.	1,440	107,035
American Electric Power Co., Inc.	2,879	262,997
CenterPoint Energy, Inc.	3,551	87,213
CMS Energy Corp.	1,440	88,272
Consolidated Edison, Inc.	2,107	183,077
DTE Energy Co.	1,219	152,302
Edison International	3,071	212,206
Entergy Corp.	1,441	167,718
Eversource Energy	1,823	150,653
Exelon Corp.	9,244	410,434
FirstEnergy Corp.	2,881	137,395
MDU Resources Group, Inc.	1,535	44,576
NiSource, Inc.	2,112	55,862
NRG Energy, Inc.	2,305	91,578
PG&E Corp.(b)	14,005	104,477
Portland General Electric Co.	577	32,029
UGI Corp.	1,247	54,307
Vistra Energy Corp.	3,647	96,755
WEC Energy Group, Inc.	1,749	155,049
Xcel Energy, Inc.	2,975	182,933
		2,940,730
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $123,180,245)		129,629,761
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.64%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	627,990	627,990
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	208,627	208,711
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $836,701)		836,701
TOTAL INVESTMENTS IN SECURITIES-100.57% (Cost $124,016,946)		130,466,462
OTHER ASSETS LESS LIABILITIES-(0.57)%		(743,801)
NET ASSETS-100.00%		$129,722,661

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco RAFITM Strategic US Small Company ETF (IUSS)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-4.16%
AMC Networks, Inc., Class A(b)	1,055	$40,544
ANGI Homeservices, Inc., Class A(b)(c)	1,364	10,571
ATN International, Inc.	155	8,703
Bandwidth, Inc., Class A(b)	23	1,286
Boingo Wireless, Inc.(b)	287	3,303
Cable One, Inc.	22	33,770
Cargurus, Inc.(b)	132	5,292
Cars.com, Inc.(b)(c)	1,585	21,065
Central European Media Enterprises Ltd., Class A (Czech Republic)(b)	946	4,257
Cincinnati Bell, Inc.(b)	1,563	10,144
Cinemark Holdings, Inc.	1,394	47,215
Clear Channel Outdoor Holdings, Inc.(b)	1,387	3,440
Cogent Communications Holdings, Inc.	198	12,411
comScore, Inc.(b)	330	1,350
Consolidated Communications Holdings, Inc.	6,116	22,201
E.W. Scripps Co. (The), Class A	925	13,801
Emerald Expositions Events, Inc.	374	3,744
Entercom Communications Corp., Class A(c)	3,872	18,315
Entravision Communications Corp., Class A	4,004	11,371
Eros International PLC (India)(b)(c)	946	2,526
Gannett Co., Inc.(c)	2,244	14,272
Globalstar, Inc.(b)	3,147	1,227
Glu Mobile, Inc.(b)	375	2,074
Gogo, Inc.(b)	220	1,113
Gray Television, Inc.(b)	1,320	26,717
John Wiley & Sons, Inc., Class A	830	39,226
Liberty TripAdvisor Holdings, Inc., Class A(b)	2,245	15,558
Lions Gate Entertainment Corp., Class A(b)(c)	3,759	35,147
Live Nation Entertainment, Inc.(b)	962	67,157
Madison Square Garden Co. (The), Class A(b)	124	34,941
Marcus Corp. (The)	358	11,263
Match Group, Inc.(c)	770	54,270
MDC Partners, Inc., Class A(b)	1,562	3,639
Meredith Corp.	660	23,126
MSG Networks, Inc., Class A(b)	265	4,304
National CineMedia, Inc.	1,100	7,381
Netflix, Inc.(b)	110	34,613
New York Times Co. (The), Class A	616	19,866
Nexstar Media Group, Inc., Class A	526	56,655
ORBCOMM, Inc.(b)	506	2,029
QuinStreet, Inc.(b)	287	4,517
Roku, Inc.(b)	78	12,509
Rosetta Stone, Inc.(b)	44	684
Scholastic Corp.	708	26,288
Shenandoah Telecommunications Co.	406	15,245
Sinclair Broadcast Group, Inc., Class A	1,122	39,079
Sirius XM Holdings, Inc.(c)	10,787	75,293
Snap, Inc., Class A(b)(c)	484	7,381
Spok Holdings, Inc.	308	3,791
TechTarget, Inc.(b)	132	3,501
TEGNA, Inc.	2,692	41,322
Tribune Publishing Co.(c)	330	4,132
TripAdvisor, Inc.	771	21,896
TrueCar, Inc.(b)	770	4,043
United States Cellular Corp.(b)	485	16,446
Vonage Holdings Corp.(b)	1,386	10,963
WideOpenWest, Inc.(b)	528	3,237
World Wrestling Entertainment, Inc., Class A(c)	223	13,830
Yelp, Inc.(b)	902	31,281
	Shares	Value
Communication Services-(continued)
Zillow Group, Inc., Class C(b)(c)	463	$18,126
Zynga, Inc., Class A(b)	4,488	27,960
		1,111,411
Consumer Discretionary-15.58%
1-800-Flowers.com, Inc., Class A(b)	594	8,001
Aaron’s, Inc.	1,040	60,736
Abercrombie & Fitch Co., Class A	1,892	30,215
Acushnet Holdings Corp.	441	13,261
Adtalem Global Education, Inc.(b)	881	29,716
American Eagle Outfitters, Inc.	2,936	43,952
American Outdoor Brands Corp.(b)	1,101	9,623
American Public Education, Inc.(b)	199	4,927
America’s Car-Mart, Inc.(b)	86	9,396
Asbury Automotive Group, Inc.(b)	643	71,270
Ascena Retail Group, Inc.(b)	33,089	14,913
At Home Group, Inc.(b)	528	4,530
BBX Capital Corp.	2,728	12,494
Beazer Homes USA, Inc.(b)	1,827	27,990
Big Lots, Inc.	1,722	35,990
Biglari Holdings, Inc., Class B(b)	44	4,963
BJ’s Restaurants, Inc.	354	14,567
Bloomin’ Brands, Inc.	2,152	51,756
Boot Barn Holdings, Inc.(b)	308	12,265
Boyd Gaming Corp.	1,232	36,233
Bright Horizons Family Solutions, Inc.(b)	284	42,748
Brinker International, Inc.	1,120	50,176
Buckle, Inc. (The)(c)	617	17,165
Caesars Entertainment Corp.(b)	4,198	54,742
Caleres, Inc.	1,232	26,968
Callaway Golf Co.	1,145	23,793
Camping World Holdings, Inc., Class A	2,113	25,441
Career Education Corp.(b)	418	6,972
Carrols Restaurant Group, Inc.(b)	1,012	8,015
Carter’s, Inc.	615	63,536
Cato Corp. (The), Class A	902	17,192
Cavco Industries, Inc.(b)	88	17,601
Century Communities, Inc.(b)	353	10,061
Cheesecake Factory, Inc. (The)(c)	748	32,620
Chegg, Inc.(b)	286	11,088
Chico’s FAS, Inc.	7,634	36,414
Childrens Place, Inc. (The)	330	23,846
Choice Hotels International, Inc.	213	20,714
Churchill Downs, Inc.	443	57,594
Chuy’s Holdings, Inc.(b)	243	7,003
Citi Trends, Inc.	484	9,937
Columbia Sportswear Co.	230	21,275
Conn’s, Inc.(b)	594	13,026
Container Store Group, Inc. (The)(b)(c)	396	1,647
Cooper Tire & Rubber Co.(c)	1,343	38,705
Cooper-Standard Holdings, Inc.(b)	902	25,644
Cracker Barrel Old Country Store, Inc.(c)	298	45,815
Crocs, Inc.(b)	885	30,886
Dave & Buster’s Entertainment, Inc.	550	22,099
Deckers Outdoor Corp.(b)	327	54,995
Denny’s Corp.(b)	462	9,027
Designer Brands Inc., Class A	1,782	29,403
Dillard’s, Inc., Class A(c)	1,014	72,805
Dine Brands Global, Inc.	141	11,686
Dorman Products, Inc.(b)	213	15,830
Drive Shack, Inc.(b)	419	1,609
Duluth Holdings, Inc., Class B(b)(c)	199	1,837
Dunkin’ Brands Group, Inc.	739	56,570

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
El Pollo Loco Holdings, Inc.(b)	330	$5,320
Eldorado Resorts, Inc.(b)(c)	486	26,006
Ethan Allen Interiors, Inc.	507	9,065
Etsy, Inc.(b)	308	13,364
Everi Holdings, Inc.(b)	704	9,483
Express, Inc.(b)	7,018	27,581
Fiesta Restaurant Group, Inc.(b)	529	5,237
Five Below, Inc.(b)	154	19,051
Floor & Decor Holdings, Inc., Class A(b)	432	20,740
Fossil Group, Inc.(b)	1,914	14,336
Fox Factory Holding Corp.(b)	110	7,252
Funko, Inc., Class A(b)	67	956
Genesco, Inc.(b)	594	22,061
Gentherm, Inc.(b)	487	20,381
G-III Apparel Group Ltd.(b)	880	26,048
GNC Holdings, Inc.(b)(c)	9,857	28,980
Golden Entertainment, Inc.(b)	507	9,187
GoPro, Inc., Class A(b)	1,254	5,066
Graham Holdings Co., Class B	82	51,792
Grand Canyon Education, Inc.(b)	198	16,868
Groupon, Inc.(b)	6,336	18,374
GrubHub, Inc.(b)	423	18,240
Guess?, Inc.	1,232	23,716
Haverty Furniture Cos., Inc.	595	11,965
Helen of Troy Ltd.(b)	248	40,032
Hibbett Sports, Inc.(b)(c)	660	18,724
Hilton Grand Vacations, Inc.(b)	845	29,262
Hooker Furniture Corp.	242	5,762
Houghton Mifflin Harcourt Co.(b)	2,640	15,497
Installed Building Products, Inc.(b)	198	14,197
iRobot Corp.(b)(c)	190	8,276
Jack in the Box, Inc.	285	22,598
Johnson Outdoors, Inc., Class A	88	5,685
K12, Inc.(b)	485	9,530
KB Home	2,079	71,892
Land’s End, Inc.(b)	397	4,677
Laureate Education, Inc., Class A(b)	2,677	46,446
La-Z-Boy, Inc.	682	21,551
LCI Industries	341	36,303
LGI Homes, Inc.(b)	110	7,950
Lindblad Expeditions Holdings, Inc.(b)	198	3,069
Liquidity Services, Inc.(b)	242	1,692
M/I Homes, Inc.(b)	682	30,192
Malibu Boats, Inc., Class A(b)	154	6,089
Marine Products Corp.	66	999
MarineMax, Inc.(b)	704	11,658
Marriott Vacations Worldwide Corp.	428	52,576
Mattel, Inc.(b)(c)	3,543	41,453
MDC Holdings, Inc.	792	31,339
MercadoLibre, Inc. (Argentina)(b)	38	22,062
Meritage Homes Corp.(b)	763	50,770
Michaels Cos., Inc. (The)(b)	2,706	22,135
Modine Manufacturing Co.(b)	1,496	11,100
Monarch Casino & Resort, Inc.(b)	88	4,013
Monro, Inc.	243	17,836
Motorcar Parts of America, Inc.(b)	221	4,312
Movado Group, Inc.	330	6,452
National Vision Holdings, Inc.(b)	529	15,976
Noodles & Co.(b)(c)	287	1,808
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	154	10,072
Overstock.com, Inc.(b)	594	4,508
Oxford Industries, Inc.	198	14,735
	Shares	Value
Consumer Discretionary-(continued)
Papa John’s International, Inc.	407	$25,755
Party City Holdco, Inc.(b)(c)	2,794	5,392
Penn National Gaming, Inc.(b)	1,841	42,398
PetMed Express, Inc.	264	6,027
Planet Fitness, Inc., Class A(b)	224	16,558
Pool Corp.	206	42,529
Quotient Technology, Inc.(b)	639	6,665
Red Robin Gourmet Burgers, Inc.(b)	493	13,444
Red Rock Resorts, Inc., Class A	1,210	28,314
Regis Corp.(b)	748	12,065
Rent-A-Center, Inc.	968	25,197
RH(b)	521	107,112
Ruth’s Hospitality Group, Inc.	308	7,198
Sally Beauty Holdings, Inc.(b)	2,685	49,485
Scientific Games Corp.(b)(c)	397	10,862
SeaWorld Entertainment, Inc.(b)(c)	616	18,036
ServiceMaster Global Holdings, Inc.(b)	740	29,001
Shake Shack, Inc., Class A(b)	110	6,818
Shoe Carnival, Inc.(c)	359	12,745
Shutterstock, Inc.(b)	177	7,360
Six Flags Entertainment Corp.	836	36,349
Skechers U.S.A., Inc., Class A(b)	2,189	88,042
Sleep Number Corp.(b)	830	40,064
Sonic Automotive, Inc., Class A	2,666	87,311
Stamps.com, Inc.(b)	587	51,216
Standard Motor Products, Inc.	286	14,406
Steven Madden Ltd.	858	36,439
Stitch Fix, Inc., Class A(b)(c)	485	11,436
Stoneridge, Inc.(b)	352	10,609
Strategic Education, Inc.	66	9,355
Sturm Ruger & Co., Inc.	198	9,019
Superior Industries International, Inc.	3,718	10,410
Tailored Brands, Inc.(c)	4,730	25,022
Taylor Morrison Home Corp., Class A(b)	2,573	59,745
Tempur Sealy International, Inc.(b)	352	29,878
Texas Roadhouse, Inc.	673	38,967
TopBuild Corp.(b)	396	43,671
TRI Pointe Group, Inc.(b)	3,812	59,391
Tupperware Brands Corp.	1,320	11,154
Unifi, Inc.(b)	352	8,571
Universal Electronics, Inc.(b)	177	9,841
Urban Outfitters, Inc.(b)	1,315	33,743
Vera Bradley, Inc.(b)	440	4,858
Vista Outdoor, Inc.(b)	3,102	25,685
Visteon Corp.(b)	902	84,364
Wayfair, Inc., Class A(b)(c)	229	19,447
Wendy’s Co. (The)	2,111	45,260
William Lyon Homes, Inc., Class A(b)	1,079	22,530
Wingstop, Inc.	110	8,800
Winmark Corp.	23	4,071
Winnebago Industries, Inc.(c)	576	27,377
Wolverine World Wide, Inc.	1,226	39,355
WW International, Inc.(b)	512	22,164
Zovio Inc.(b)	859	1,735
Zumiez, Inc.(b)	374	11,048
		4,161,874
Consumer Staples-4.19%
Alico, Inc.	111	3,759
Andersons, Inc. (The)	946	21,853
B&G Foods, Inc.(c)	1,387	22,969
Boston Beer Co., Inc. (The), Class A(b)	63	24,212
Calavo Growers, Inc.	110	9,811

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Cal-Maine Foods, Inc.	419	$18,239
Central Garden & Pet Co., Class A(b)	836	20,908
Chefs’ Warehouse, Inc. (The)(b)	290	10,312
Coca-Cola Consolidated, Inc.	79	21,343
Coty, Inc., Class A	4,707	54,319
Darling Ingredients, Inc.(b)	2,663	63,379
Edgewell Personal Care Co.(b)	1,408	43,873
elf Beauty, Inc.(b)	220	3,645
Energizer Holdings, Inc.(c)	531	26,492
Farmer Brothers Co.(b)	220	3,337
Flowers Foods, Inc.	2,234	48,098
Fresh Del Monte Produce, Inc.	1,166	38,128
Freshpet, Inc.(b)	44	2,365
Hain Celestial Group, Inc. (The)(b)	1,320	32,630
Hostess Brands, Inc.(b)	1,430	19,234
Ingles Markets, Inc., Class A	1,144	50,839
Inter Parfums, Inc.	88	6,203
J&J Snack Foods Corp.	108	19,980
John B. Sanfilippo & Son, Inc.	132	12,902
Lamb Weston Holdings, Inc.	661	55,511
Lancaster Colony Corp.	143	22,598
Medifast, Inc.(c)	71	6,242
MGP Ingredients, Inc.(c)	66	3,011
National Beverage Corp.(b)(c)	102	5,063
Natural Grocers by Vitamin Cottage, Inc.	243	2,272
Nu Skin Enterprises, Inc., Class A	768	29,368
Pilgrim’s Pride Corp.(b)	749	23,594
PriceSmart, Inc.	467	34,904
Sanderson Farms, Inc.	287	47,522
Seaboard Corp.	4	16,446
Seneca Foods Corp., Class A(b)	513	20,058
Simply Good Foods Co. (The)(b)	353	9,753
SpartanNash Co.	3,968	56,187
Spectrum Brands Holdings, Inc.	628	39,263
Sprouts Farmers Market, Inc.(b)	2,780	55,044
Tootsie Roll Industries, Inc.(c)	242	8,313
Turning Point Brands, Inc.(c)	45	1,242
Universal Corp.	591	30,862
USANA Health Sciences, Inc.(b)	154	11,334
Vector Group Ltd.(c)	1,941	26,087
WD-40 Co.	68	13,132
Weis Markets, Inc.	528	21,030
		1,117,666
Energy-3.01%
Arch Coal, Inc., Class A(c)	598	44,318
Archrock, Inc.	2,354	19,797
Bonanza Creek Energy, Inc.(b)	397	6,932
California Resources Corp.(b)(c)	990	6,475
Carrizo Oil & Gas, Inc.(b)(c)	2,575	16,506
Centennial Resource Development, Inc., Class A(b)	3,455	10,676
Clean Energy Fuels Corp.(b)	1,651	3,219
CONSOL Energy, Inc.(b)	814	10,387
Continental Resources, Inc.	1,013	31,281
Contura Energy, Inc.(b)	440	2,935
Denbury Resources, Inc.(b)(c)	17,491	17,255
DHT Holdings, Inc.	1,321	9,696
DMC Global, Inc.	44	2,028
Dril-Quip, Inc.(b)	462	19,524
Exterran Corp.(b)	1,276	6,865
Extraction Oil & Gas, Inc.(b)(c)	6,798	9,789
Forum Energy Technologies, Inc.(b)	2,641	3,460
	Shares	Value
Energy-(continued)
Geospace Technologies Corp.(b)	110	$1,586
Golar LNG Ltd. (Bermuda)	1,145	14,908
Green Plains, Inc.	1,717	26,184
Gulf Island Fabrication, Inc.(b)	198	1,077
Helix Energy Solutions Group, Inc.(b)	2,795	23,198
HighPoint Resources Corp.(b)	3,895	4,869
International Seaways, Inc.(b)	550	14,564
Jagged Peak Energy, Inc.(b)(c)	573	3,822
Laredo Petroleum, Inc.(b)	8,360	18,058
Magnolia Oil & Gas Corp., Class A(b)(c)	1,299	14,107
Mammoth Energy Services, Inc.	1,277	2,005
Matador Resources Co.(b)(c)	1,541	21,697
Matrix Service Co.(b)	529	11,077
McDermott International, Inc.(b)	7,327	5,865
Montage Resources Corp.(b)	682	3,369
Nabors Industries Ltd.	14,762	30,410
NACCO Industries, Inc., Class A	66	3,109
Newpark Resources, Inc.(b)	1,519	8,901
Northern Oil and Gas, Inc.(b)(c)	1,584	2,820
Oceaneering International, Inc.(b)	1,409	18,895
Oil States International, Inc.(b)	1,034	16,482
Par Pacific Holdings, Inc.(b)	1,188	29,569
PDC Energy, Inc.(b)	1,452	33,004
Penn Virginia Corp.(b)	309	7,462
ProPetro Holding Corp.(b)	837	7,215
Renewable Energy Group, Inc.(b)	1,782	30,401
REX American Resources Corp.(b)	88	8,083
RigNet, Inc.(b)	221	1,149
Ring Energy, Inc.(b)	1,386	2,661
RPC, Inc.(c)	1,100	4,246
SandRidge Energy, Inc.(b)	1,629	5,359
SEACOR Holdings, Inc.(b)	243	10,289
Select Energy Services, Inc., Class A(b)	1,408	10,813
SemGroup Corp., Class A	2,768	42,544
SFL Corp. Ltd. (Norway)(c)	1,716	24,299
SM Energy Co.	3,623	30,107
SRC Energy, Inc.(b)	5,919	21,131
Teekay Corp. (Bermuda)	4,687	22,544
TETRA Technologies, Inc.(b)	4,093	5,034
Texas Pacific Land Trust	18	12,150
Tidewater, Inc.(b)	441	6,747
Unit Corp.(b)	2,442	2,090
US Silica Holdings, Inc.(c)	2,839	13,996
W&T Offshore, Inc.(b)	1,144	4,896
		803,935
Financials-6.41%
AMERISAFE, Inc.	271	18,320
Arbor Realty Trust, Inc.	1,078	16,342
Argo Group International Holdings Ltd.	535	35,192
Artisan Partners Asset Management, Inc., Class A	1,341	39,787
Ashford, Inc.(b)	10	236
Blucora, Inc.(b)	375	8,827
Brown & Brown, Inc.	1,786	67,404
CBTX, Inc.	155	4,576
Cohen & Steers, Inc.	154	10,338
Compass Diversified Holdings	1,188	28,156
Cowen, Inc., Class A(b)	924	14,156
Crawford & Co., Class A(c)	682	7,475
Credit Acceptance Corp.(b)	74	31,854
Diamond Hill Investment Group, Inc.	44	6,008
Donegal Group, Inc., Class A	397	5,808

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Donnelley Financial Solutions, Inc.(b)	682	$6,847
Eaton Vance Corp.	1,255	59,198
eHealth, Inc.(b)	44	4,059
Employers Holdings, Inc.	484	20,797
Encore Capital Group, Inc.(b)	484	17,651
Enova International, Inc.(b)	1,343	30,929
Erie Indemnity Co., Class A	132	22,348
Essent Group Ltd.	915	50,005
Evercore, Inc., Class A	586	45,345
EZCORP, Inc., Class A(b)	1,474	7,547
FactSet Research Systems, Inc.	183	47,516
Federated Investors, Inc., Class B	946	31,710
FirstCash, Inc.	506	40,905
GAMCO Investors, Inc., Class A	352	6,329
Green Dot Corp., Class A(b)	462	10,977
Greenhill & Co., Inc.	837	14,237
Hamilton Lane, Inc., Class A	133	7,714
Heritage Insurance Holdings, Inc.	550	7,530
Houlihan Lokey, Inc.	594	28,316
James River Group Holdings Ltd.	528	20,888
Kemper Corp.	662	48,935
Kinsale Capital Group, Inc.	97	9,822
KKR Real Estate Finance Trust, Inc.	550	11,104
Ladenburg Thalmann Financial Services, Inc.	3,411	11,904
LendingTree, Inc.(b)	22	7,932
Luther Burbank Corp.	616	7,121
MarketAxess Holdings, Inc.	76	30,690
Merchants Bancorp	45	809
Mercury General Corp.	506	24,784
MGIC Investment Corp.	4,556	65,652
Moelis & Co., Class A	1,166	38,431
Morningstar, Inc.	113	17,752
National General Holdings Corp.	1,496	31,850
NMI Holdings, Inc., Class A(b)	473	15,879
On Deck Capital, Inc.(b)	2,046	8,409
Oppenheimer Holdings, Inc., Class A	396	11,290
Piper Jaffray Cos.	370	29,926
PJT Partners, Inc., Class A	221	9,419
PRA Group, Inc.(b)	572	20,958
Primerica, Inc.	453	60,630
ProAssurance Corp.	1,098	41,285
Protective Insurance Corp.	462	7,794
Radian Group, Inc.	2,690	69,510
RLI Corp.	323	29,513
Safety Insurance Group, Inc.	195	19,042
SEI Investments Co.	1,196	77,178
Selective Insurance Group, Inc.	659	43,639
State Auto Financial Corp.	176	5,769
Stewart Information Services Corp.	485	20,743
Trupanion, Inc.(b)(c)	66	2,249
United Fire Group, Inc.	454	19,949
United Insurance Holdings Corp.	331	4,200
Universal Insurance Holdings, Inc.	660	19,206
Virtu Financial, Inc., Class A(c)	1,122	18,625
Waddell & Reed Financial, Inc., Class A	2,178	35,175
Walker & Dunlop, Inc.	577	37,874
Westwood Holdings Group, Inc.	154	4,752
WisdomTree Investments, Inc.	837	4,068
World Acceptance Corp.(b)	128	12,159
		1,711,354
Health Care-9.36%
ABIOMED, Inc.(b)	88	17,264
	Shares	Value
Health Care-(continued)
Acadia Healthcare Co., Inc.(b)	1,664	$53,514
Accuray, Inc.(b)	727	2,239
Acorda Therapeutics, Inc.(b)	1,232	1,971
Addus HomeCare Corp.(b)	88	8,202
Akorn, Inc.(b)	1,826	6,665
Align Technology, Inc.(b)	176	48,812
Alkermes PLC(b)	792	16,648
Allscripts Healthcare Solutions, Inc.(b)	3,080	33,202
AMAG Pharmaceuticals, Inc.(b)	1,210	12,886
Amedisys, Inc.(b)	278	45,303
American Renal Associates Holdings, Inc.(b)	1,298	12,279
AMN Healthcare Services, Inc.(b)	565	33,601
Amneal Pharmaceuticals, Inc.(b)	1,650	6,204
Amphastar Pharmaceuticals, Inc.(b)	242	4,721
AngioDynamics, Inc.(b)	396	6,086
ANI Pharmaceuticals, Inc.(b)	45	2,773
Anika Therapeutics, Inc.(b)	167	9,653
Apollo Medical Holdings, Inc.(b)	198	3,617
Arena Pharmaceuticals, Inc.(b)	132	6,254
Arrowhead Pharmaceuticals, Inc.(b)(c)	88	6,425
Assertio Therapeutics, Inc.(b)	1,673	1,271
AtriCure, Inc.(b)	88	2,618
Atrion Corp.	6	4,228
Avanos Medical, Inc.(b)	286	9,913
AxoGen, Inc.(b)	22	381
BioMarin Pharmaceutical, Inc.(b)	419	33,817
Bio-Rad Laboratories, Inc., Class A(b)	173	63,903
Bio-Techne Corp.	116	25,317
BioTelemetry, Inc.(b)	132	6,113
Brookdale Senior Living, Inc.(b)	6,492	46,353
Bruker Corp.	506	25,902
Cambrex Corp.(b)	286	17,151
Cantel Medical Corp.	210	16,149
Capital Senior Living Corp.(b)(c)	991	3,786
Cara Therapeutics, Inc.(b)	1	26
Cardiovascular Systems, Inc.(b)	66	3,007
CareDx, Inc.(b)	1	21
Catalent, Inc.(b)	814	42,320
Charles River Laboratories International, Inc.(b)	302	43,865
Chemed Corp.	103	44,292
ChemoCentryx, Inc.(b)	67	2,032
Codexis, Inc.(b)	22	342
Collegium Pharmaceutical, Inc.(b)	352	7,649
Computer Programs & Systems, Inc.	111	2,951
CONMED Corp.	176	19,935
Corcept Therapeutics, Inc.(b)	639	8,198
CorVel Corp.(b)	78	6,436
Cross Country Healthcare, Inc.(b)	1,012	12,215
CryoLife, Inc.(b)	132	3,264
CytomX Therapeutics, Inc.(b)	66	413
Denali Therapeutics, Inc.(b)(c)	132	2,348
DexCom, Inc.(b)	120	27,277
Dicerna Pharmaceuticals, Inc.(b)	44	1,059
Diplomat Pharmacy, Inc.(b)	5,478	28,212
Eagle Pharmaceuticals, Inc.(b)	132	7,719
Emergent BioSolutions, Inc.(b)	372	20,408
Enanta Pharmaceuticals, Inc.(b)	79	5,029
Endo International PLC(b)	4,049	20,569
Ensign Group, Inc. (The)	374	16,243
Evolent Health, Inc., Class A(b)	815	5,876
Exact Sciences Corp.(b)	62	5,023
Exelixis, Inc.(b)	1,166	19,391

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
FibroGen, Inc.(b)	89	$3,771
Fluidigm Corp.(b)	1	3
Glaukos Corp.(b)	44	2,822
Globus Medical, Inc., Class A(b)	475	26,576
Haemonetics Corp.(b)	311	37,507
Halozyme Therapeutics, Inc.(b)	308	5,972
Hanger, Inc.(b)	308	8,070
HealthEquity, Inc.(b)	137	8,616
HealthStream, Inc.(b)	220	6,409
Heska Corp.(b)	22	2,101
Hill-Rom Holdings, Inc.	523	56,071
HMS Holdings Corp.(b)	418	12,624
Horizon Therapeutics Plc(b)	924	30,289
ICON PLC (Ireland)(b)	298	48,622
ICU Medical, Inc.(b)	110	20,623
IDEXX Laboratories, Inc.(b)	193	48,555
Incyte Corp.(b)	441	41,525
Innoviva, Inc.(b)	507	6,834
Inogen, Inc.(b)	67	4,932
Inovalon Holdings, Inc., Class A(b)	858	15,444
Insulet Corp.(b)	66	12,256
Integer Holdings Corp.(b)	286	21,693
Integra LifeSciences Holdings Corp.(b)	425	25,921
Intersect ENT, Inc.(b)	44	954
Intrexon Corp.(b)(c)	110	613
Invacare Corp.	1,145	9,996
Ionis Pharmaceuticals, Inc.(b)	352	22,514
iRhythm Technologies, Inc.(b)	1	72
Lannett Co., Inc.(b)(c)	1,672	14,747
Lantheus Holdings, Inc.(b)	176	3,678
LeMaitre Vascular, Inc.	67	2,383
LHC Group, Inc.(b)	154	20,544
Luminex Corp.	375	7,924
MacroGenics, Inc.(b)	44	417
Magellan Health, Inc.(b)	884	68,713
Masimo Corp.(b)	156	24,191
Medpace Holdings, Inc.(b)	255	19,551
Meridian Bioscience, Inc.	484	4,429
Merit Medical Systems, Inc.(b)	243	6,804
Mesa Laboratories, Inc.(c)	17	3,980
Myriad Genetics, Inc.(b)	704	18,121
National HealthCare Corp.	176	14,960
National Research Corp.	83	5,354
Natus Medical, Inc.(b)	287	9,181
Nektar Therapeutics(b)	1,122	22,765
Neogen Corp.(b)	154	10,252
NeoGenomics, Inc.(b)	287	7,407
Neurocrine Biosciences, Inc.(b)	88	10,262
Nevro Corp.(b)	74	8,272
NextGen Healthcare, Inc.(b)	309	5,692
NuVasive, Inc.(b)	355	25,645
Omnicell, Inc.(b)	167	13,358
OPKO Health, Inc.(b)(c)	5,126	8,150
Option Care Health, Inc.(b)	1,211	3,766
OraSure Technologies, Inc.(b)	507	4,107
Orthofix Medical, Inc.(b)	132	5,993
OrthoPediatrics Corp.(b)	1	39
Pacira BioSciences Inc.(b)	153	7,072
Pennant Group, Inc. (The)(b)	187	4,380
Penumbra, Inc.(b)	52	9,200
PerkinElmer, Inc.	595	55,275
PetIQ, Inc.(b)(c)	110	2,530
	Shares	Value
Health Care-(continued)
Phibro Animal Health Corp., Class A	309	$7,496
PRA Health Sciences, Inc.(b)	372	40,477
Premier, Inc., Class A(b)	844	29,996
Prestige Consumer Healthcare, Inc.(b)	858	32,407
Providence Service Corp. (The)(b)	251	14,982
PTC Therapeutics, Inc.(b)	67	3,146
Quidel Corp.(b)	162	11,116
R1 RCM, Inc.(b)	397	5,117
RadNet, Inc.(b)	793	15,194
REGENXBIO, Inc.(b)	132	5,525
Repligen Corp.(b)	110	9,762
Retrophin, Inc.(b)	133	1,845
RTI Surgical Holdings, Inc.(b)	704	1,302
Seattle Genetics, Inc.(b)	114	13,720
Select Medical Holdings Corp.(b)	2,897	64,053
Spectrum Pharmaceuticals, Inc.(b)	286	2,568
STAAR Surgical Co.(b)	66	2,433
Supernus Pharmaceuticals, Inc.(b)	286	6,687
Surgery Partners, Inc.(b)	793	10,928
SurModics, Inc.(b)	66	2,709
Syneos Health, Inc.(b)	892	48,980
Tabula Rasa HealthCare, Inc.(b)(c)	44	1,963
Tactile Systems Technology, Inc.(b)	43	2,761
Tandem Diabetes Care, Inc.(b)	1	69
Teladoc Health, Inc.(b)(c)	111	9,295
Teleflex, Inc.	179	63,248
Tivity Health, Inc.(b)	529	11,982
United Therapeutics Corp.(b)	565	52,127
US Physical Therapy, Inc.	66	7,713
Vanda Pharmaceuticals, Inc.(b)	221	3,697
Varex Imaging Corp.(b)	396	11,856
Varian Medical Systems, Inc.(b)	447	59,777
Veeva Systems, Inc., Class A(b)	176	26,256
Veracyte, Inc.(b)	1	29
Vericel Corp.(b)	44	821
Vocera Communications, Inc.(b)(c)	89	1,931
West Pharmaceutical Services, Inc.	360	52,931
Xencor, Inc.(b)	45	1,773
		2,500,540
Industrials-23.64%
AAON, Inc.	154	7,603
AAR Corp.	660	29,495
ABM Industries, Inc.	1,546	58,733
Acacia Research Corp.(b)	1,013	3,009
ACCO Brands Corp.	3,819	34,944
Actuant Corp., Class A	594	14,589
Advanced Disposal Services, Inc.(b)	886	29,194
Advanced Drainage Systems, Inc.	463	17,668
Aegion Corp.(b)	968	20,967
Aerojet Rocketdyne Holdings, Inc.(b)	592	26,166
Aerovironment, Inc.(b)	89	5,459
Air Transport Services Group, Inc.(b)	815	20,057
Alamo Group, Inc.	110	12,628
Alaska Air Group, Inc.	575	39,681
Albany International Corp.	234	19,581
Allegiant Travel Co.	69	11,711
Allegion PLC	437	52,453
Altra Industrial Motion Corp.	485	15,942
AMERCO	110	39,844
American Woodmark Corp.(b)	237	24,387
Apogee Enterprises, Inc.	509	19,464
Applied Industrial Technologies, Inc.	647	41,311

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
ArcBest Corp.	1,100	$31,658
Argan, Inc.	45	1,649
Armstrong Flooring, Inc.(b)	1,035	4,150
Armstrong World Industries, Inc.	348	33,415
ASGN, Inc.(b)	653	43,758
Astec Industries, Inc.	462	17,306
Astronics Corp.(b)	220	6,413
Atkore International Group, Inc.(b)	1,589	66,293
Atlas Air Worldwide Holdings, Inc.(b)	1,174	30,630
Axon Enterprise, Inc.(b)	110	8,118
AZZ, Inc.	309	11,764
Barnes Group, Inc.	646	38,237
Barrett Business Services, Inc.	132	11,664
Beacon Roofing Supply, Inc.(b)	1,546	45,839
BMC Stock Holdings, Inc.(b)	1,564	46,310
Brady Corp., Class A	437	24,909
Briggs & Stratton Corp.	1,695	9,068
Brink’s Co. (The)	483	44,919
Builders FirstSource, Inc.(b)	3,448	87,614
BWX Technologies, Inc.	625	37,581
CAI International, Inc.(b)	660	15,906
Casella Waste Systems, Inc., Class A(b)	177	8,268
CBIZ, Inc.(b)	705	18,936
Chart Industries, Inc.(b)	204	11,261
CIRCOR International, Inc.(b)	353	15,659
Civeo Corp.(b)	2,905	2,631
Clean Harbors, Inc.(b)	598	49,425
Colfax Corp.(b)	1,859	62,648
Columbus McKinnon Corp.	308	12,653
Comfort Systems USA, Inc.	440	22,484
Commercial Vehicle Group, Inc.(b)	836	5,969
Continental Building Products, Inc.(b)	559	20,566
Copa Holdings S.A., Class A (Panama)	183	19,080
Copart, Inc.(b)	716	63,724
Cornerstone Building Brands, Inc.(b)	1,167	8,052
CoStar Group, Inc.(b)	84	51,480
Covanta Holding Corp.	1,826	26,860
CRA International, Inc.	176	9,024
Crane Co.	594	49,344
CSW Industrials, Inc.	111	8,195
Cubic Corp.	220	13,101
Curtiss-Wright Corp.	431	59,181
Deluxe Corp.	1,144	58,435
Donaldson Co., Inc.	1,000	56,080
Douglas Dynamics, Inc.	221	11,958
Ducommun, Inc.(b)	132	6,452
DXP Enterprises, Inc.(b)	242	9,324
Dycom Industries, Inc.(b)	584	30,397
Echo Global Logistics, Inc.(b)	881	17,646
Encore Wire Corp.	297	17,327
Energy Recovery, Inc.(b)	111	967
EnerSys	665	46,663
Ennis, Inc.	375	7,740
EnPro Industries, Inc.	425	28,216
ESCO Technologies, Inc.	212	18,671
Evoqua Water Technologies Corp.(b)	660	12,500
Exponent, Inc.	204	12,964
Federal Signal Corp.	551	18,150
Flowserve Corp.	1,034	50,356
Forrester Research, Inc.	67	2,675
Forward Air Corp.	378	26,471
Foundation Building Materials, Inc.(b)	418	8,544
	Shares	Value
Industrials-(continued)
Franklin Electric Co., Inc.	384	$21,300
FTI Consulting, Inc.(b)	434	47,302
Gardner Denver Holdings, Inc.(b)	814	27,570
GATX Corp.	682	55,126
Genco Shipping & Trading Ltd.	1,343	14,101
Generac Holdings, Inc.(b)	503	49,545
Gibraltar Industries, Inc.(b)	352	18,381
GMS, Inc.(b)	991	30,681
Gorman-Rupp Co. (The)	177	6,551
GP Strategies Corp.(b)	331	4,204
Graco, Inc.	946	45,701
Granite Construction, Inc.	792	20,402
Great Lakes Dredge & Dock Corp.(b)	815	8,704
Greenbrier Cos., Inc. (The)	946	26,620
Griffon Corp.	1,188	25,209
H&E Equipment Services, Inc.	630	20,790
Harsco Corp.(b)	771	17,155
Hawaiian Holdings, Inc.	440	13,328
Healthcare Services Group, Inc.	594	14,939
Heartland Express, Inc.	551	11,797
HEICO Corp.(c)	264	34,291
Heidrick & Struggles International, Inc.	286	8,872
Helios Technologies, Inc.	198	8,866
Herc Holdings, Inc.(b)	815	38,109
Heritage-Crystal Clean, Inc.(b)	133	4,114
Herman Miller, Inc.	858	40,995
Hexcel Corp.	858	68,323
Hillenbrand, Inc.	814	25,739
HNI Corp.	843	33,121
Hub Group, Inc., Class A(b)	808	41,265
Huron Consulting Group, Inc.(b)	264	17,701
Hyster-Yale Materials Handling, Inc.	265	15,696
ICF International, Inc.	220	19,741
InnerWorkings, Inc.(b)	2,223	10,470
Insperity, Inc.	308	23,953
Insteel Industries, Inc.	308	7,186
Interface, Inc.	947	15,900
ITT, Inc.	823	57,429
JELD-WEN Holding, Inc.(b)	1,386	31,531
JetBlue Airways Corp.(b)	2,222	42,818
John Bean Technologies Corp.	176	19,281
Kadant, Inc.	110	10,714
Kaman Corp.	424	26,966
Kelly Services, Inc., Class A	1,636	35,845
Kennametal, Inc.	1,100	38,313
Kforce, Inc.	353	13,951
Kimball International, Inc., Class B	528	11,289
Kirby Corp.(b)	633	53,406
Knoll, Inc.	770	21,221
Korn Ferry	709	27,849
Kratos Defense & Security Solutions, Inc.(b)	330	5,960
Landstar System, Inc.	497	55,371
Lawson Products, Inc.(b)	67	3,455
LB Foster Co., Class A(b)	199	3,769
Lennox International, Inc.	227	58,078
Lincoln Electric Holdings, Inc.	649	59,877
Lindsay Corp.	88	7,939
LSC Communications, Inc.	5,500	2,374
Lydall, Inc.(b)	440	8,193
Manitowoc Co., Inc. (The)(b)	199	3,184
Marten Transport Ltd.	528	11,157
MasTec, Inc.(b)	1,215	80,603

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Matson, Inc.	771	$29,098
Matthews International Corp., Class A	668	25,618
McGrath RentCorp	242	17,748
Mercury Systems, Inc.(b)	179	13,112
Meritor, Inc.(b)	1,967	49,667
Middleby Corp. (The)(b)	330	38,201
Mistras Group, Inc.(b)	374	4,952
Mobile Mini, Inc.	596	22,624
Moog, Inc., Class A	438	37,611
MRC Global, Inc.(b)	1,937	25,840
MSA Safety, Inc.	229	28,380
MSC Industrial Direct Co., Inc., Class A	752	55,204
Mueller Industries, Inc.	917	28,785
Mueller Water Products, Inc., Class A	1,804	20,349
MYR Group, Inc.(b)	353	12,129
National Presto Industries, Inc.	66	5,873
Navistar International Corp.(b)	484	15,803
NN, Inc.	859	7,482
Nordson Corp.	330	54,724
NOW, Inc.(b)	1,914	21,456
NV5 Global, Inc.(b)	69	3,318
Omega Flex, Inc.	39	3,737
Park Aerospace Corp.	374	6,100
Park-Ohio Holdings Corp.	286	9,046
Patrick Industries, Inc.(b)	572	28,325
PGT Innovations, Inc.(b)	550	7,909
Pitney Bowes, Inc.	9,560	45,028
Powell Industries, Inc.	111	4,616
Primoris Services Corp.	1,012	22,284
Proto Labs, Inc.(b)	99	9,592
Quad/Graphics, Inc.	4,096	18,391
Quanex Building Products Corp.	836	16,269
Raven Industries, Inc.	242	8,318
RBC Bearings, Inc.(b)	117	19,408
Regal Beloit Corp.	816	66,692
Resources Connection, Inc.	506	7,818
REV Group, Inc.	771	10,023
Rexnord Corp.(b)	1,144	36,139
Rollins, Inc.	447	16,025
RR Donnelley & Sons Co.	16,262	64,560
Rush Enterprises, Inc., Class A	1,383	63,369
Saia, Inc.(b)	349	33,120
Schneider National, Inc., Class B	2,973	67,636
Simpson Manufacturing Co., Inc.	396	32,155
SiteOne Landscape Supply, Inc.(b)	246	21,835
SkyWest, Inc.	294	18,416
SP Plus Corp.(b)	396	17,365
Spartan Motors, Inc.	726	12,886
Spirit Airlines, Inc.(b)	264	10,314
SPX Corp.(b)	462	22,074
SPX FLOW, Inc.(b)	704	33,370
Standex International Corp.	180	13,892
Steelcase, Inc., Class A	2,124	38,487
Stericycle, Inc.(b)(c)	1,217	76,452
Sunrun, Inc.(b)	418	5,802
Systemax, Inc.	265	6,137
Team, Inc.(b)	705	11,400
Teledyne Technologies, Inc.(b)	210	71,818
Tennant Co.	198	14,743
Tetra Tech, Inc.	584	51,561
Textainer Group Holdings Ltd. (China)(b)	1,012	9,240
Thermon Group Holdings, Inc.(b)	199	5,222
	Shares	Value
Industrials-(continued)
Timken Co. (The)	1,117	$58,743
Titan International, Inc.	2,200	6,446
Titan Machinery, Inc.(b)	616	8,298
Toro Co. (The)	684	53,475
TPI Composites, Inc.(b)	309	5,577
TransUnion	794	68,530
Trex Co., Inc.(b)	198	17,040
TriMas Corp.(b)	484	14,994
TriNet Group, Inc.(b)	219	11,990
Triton International Ltd. (Bermuda)	1,808	68,487
Triumph Group, Inc.	551	15,268
TrueBlue, Inc.(b)	1,035	24,126
Tutor Perini Corp.(b)	2,179	34,711
Twin Disc, Inc.(b)	154	1,568
UniFirst Corp.	238	49,087
Univar Solutions, Inc.(b)	2,686	62,906
Universal Forest Products, Inc.	1,121	55,602
Universal Logistics Holdings, Inc.	177	3,529
US Ecology, Inc.	176	9,678
Valmont Industries, Inc.	315	45,089
Veritiv Corp.(b)	2,217	40,660
Viad Corp.	242	15,222
Vicor Corp.(b)	67	2,752
Vivint Solar, Inc.(b)(c)	176	1,294
Wabash National Corp.	1,695	26,696
WABCO Holdings, Inc.(b)	475	64,006
Watsco, Inc.(c)	344	61,222
Watts Water Technologies, Inc., Class A	307	29,767
Werner Enterprises, Inc.	793	29,151
Wesco Aircraft Holdings, Inc.(b)	1,101	12,067
Westinghouse Air Brake Technologies Corp.	837	65,763
WillScot Corp.(b)	286	5,079
Woodward, Inc.	380	44,380
YRC Worldwide, Inc.(b)(c)	5,171	18,047
		6,313,283
Information Technology-17.44%
2U, Inc.(b)(c)	155	3,866
3D Systems Corp.(b)	1,056	8,965
8x8, Inc.(b)	199	4,083
A10 Networks, Inc.(b)	242	1,614
Acacia Communications, Inc.(b)	205	13,661
ACI Worldwide, Inc.(b)	727	27,262
ADTRAN, Inc.	572	5,257
Advanced Energy Industries, Inc.(b)	374	24,015
Advanced Micro Devices, Inc.(b)	1,686	66,007
Agilysys, Inc.(b)	67	1,697
Alarm.com Holdings, Inc.(b)	67	2,923
Altair Engineering, Inc., Class A(b)	110	3,649
Alteryx, Inc., Class A(b)(c)	44	4,995
Ambarella, Inc.(b)	258	14,123
Amkor Technology, Inc.(b)	8,615	104,155
Anixter International, Inc.(b)	1,055	90,561
AppFolio, Inc., Class A(b)	41	4,630
Appian Corp.(b)(c)	22	948
Applied Optoelectronics, Inc.(b)(c)	660	7,062
Arista Networks, Inc.(b)	154	30,050
Aspen Technology, Inc.(b)	220	27,588
Autodesk, Inc.(b)	342	61,868
Avid Technology, Inc.(b)	110	866
AVX Corp.	770	15,669
Axcelis Technologies, Inc.(b)	418	8,962
Badger Meter, Inc.	154	9,548

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
Bel Fuse, Inc., Class B	242	$4,010
Belden, Inc.	834	44,819
Benchmark Electronics, Inc.	1,593	54,911
Benefitfocus, Inc.(b)	23	552
Black Knight, Inc.(b)	814	51,290
Blackbaud, Inc.	220	18,234
Blackline, Inc.(b)	67	3,606
Bottomline Technologies (DE), Inc.(b)	396	19,598
Box, Inc., Class A(b)	418	7,624
Brightcove, Inc.(b)	154	1,377
Brooks Automation, Inc.	374	16,744
Cabot Microelectronics Corp.	183	24,414
CACI International, Inc., Class A(b)	286	68,446
Cadence Design Systems, Inc.(b)	907	63,717
CalAmp Corp.(b)	573	6,011
Calix, Inc.(b)	396	3,069
Carbonite, Inc.(b)	177	4,071
Cardtronics PLC, Class A(b)	650	27,443
Casa Systems, Inc.(b)	440	1,619
Cerence, Inc.(b)	365	5,679
CEVA, Inc.(b)	176	4,562
ChannelAdvisor Corp.(b)	154	1,461
Ciena Corp.(b)	1,344	51,018
Cirrus Logic, Inc.(b)	968	69,406
Cision Ltd.(b)	572	5,686
Cloudera, Inc.(b)(c)	792	7,825
Cognex Corp.	770	38,639
Coherent, Inc.(b)	319	48,124
Cohu, Inc.	440	7,806
CommVault Systems, Inc.(b)	352	17,818
Comtech Telecommunications Corp.	440	16,628
CoreLogic, Inc.(b)	1,056	43,750
Cornerstone OnDemand, Inc.(b)	176	10,854
Coupa Software, Inc.(b)	44	6,754
Cree, Inc.(b)	505	22,326
CSG Systems International, Inc.	350	20,016
CTS Corp.	308	8,433
Cypress Semiconductor Corp.	3,870	90,751
Daktronics, Inc.	858	5,285
Diebold Nixdorf, Inc.(b)	2,641	19,200
Digi International, Inc.(b)	330	5,887
Digimarc Corp.(b)	1	32
Diodes, Inc.(b)	532	24,546
Dolby Laboratories, Inc., Class A	906	62,405
DSP Group, Inc.(b)	177	2,508
Ebix, Inc.	198	6,886
Endurance International Group Holdings, Inc.(b)	1,695	6,865
Enphase Energy, Inc.(b)(c)	89	1,946
Entegris, Inc.	1,012	47,888
Envestnet, Inc.(b)	198	14,100
EPAM Systems, Inc.(b)	164	34,743
ePlus, Inc.(b)	181	15,126
Euronet Worldwide, Inc.(b)	288	45,271
Everbridge, Inc.(b)	22	1,935
Exela Technologies, Inc.(b)	858	278
ExlService Holdings, Inc.(b)	271	18,918
Extreme Networks, Inc.(b)	1,386	9,744
Fabrinet (Thailand)(b)	462	27,946
Fair Isaac Corp.(b)	137	50,382
FARO Technologies, Inc.(b)	111	5,408
FireEye, Inc.(b)	748	12,536
First Solar, Inc.(b)	836	46,181
	Shares	Value
Information Technology-(continued)
Fitbit, Inc., Class A(b)	3,608	$25,112
Five9, Inc.(b)	66	4,499
FLIR Systems, Inc.	1,100	58,916
ForeScout Technologies, Inc.(b)	67	2,401
FormFactor, Inc.(b)	661	15,296
Fortinet, Inc.(b)	720	75,679
Gartner, Inc.(b)	354	56,803
Genpact Ltd.	1,101	44,811
GoDaddy, Inc., Class A(b)	688	45,669
GTT Communications, Inc.(b)(c)	375	3,326
Guidewire Software, Inc.(b)	195	23,757
Hackett Group, Inc. (The)	242	3,710
Harmonic, Inc.(b)	792	6,542
HubSpot, Inc.(b)	44	6,644
Ichor Holdings Ltd.(b)	506	15,964
II-VI, Inc.(b)	668	19,499
Impinj, Inc.(b)	23	726
Infinera Corp.(b)	2,596	16,562
Inphi Corp.(b)	222	15,458
Insight Enterprises, Inc.(b)	1,012	66,377
Instructure, Inc.(b)	23	1,225
IPG Photonics Corp.(b)	321	45,611
Itron, Inc.(b)	428	34,274
j2 Global, Inc.	408	39,584
Jack Henry & Associates, Inc.	337	51,204
KBR, Inc.	2,110	62,815
KEMET Corp.	793	21,189
Knowles Corp.(b)	1,013	22,185
Kulicke & Soffa Industries, Inc. (Singapore)	1,189	29,832
Lattice Semiconductor Corp.(b)	484	9,143
Limelight Networks, Inc.(b)	1,078	4,603
Littelfuse, Inc.	201	36,463
LivePerson, Inc.(b)	88	3,493
LiveRamp Holdings, Inc.(b)	484	24,244
Lumentum Holdings, Inc.(b)	560	41,250
MACOM Technology Solutions Holdings, Inc.(b)	551	13,593
MagnaChip Semiconductor Corp. (South Korea)(b)	507	5,775
Manhattan Associates, Inc.(b)	286	23,884
ManTech International Corp., Class A	487	37,781
MAXIMUS, Inc.	572	42,700
MaxLinear, Inc.(b)	375	7,451
Methode Electronics, Inc.	550	20,465
MicroStrategy, Inc., Class A(b)	103	15,484
MKS Instruments, Inc.	596	63,343
MobileIron, Inc.(b)	331	1,599
Model N, Inc.(b)	45	1,369
MongoDB, Inc.(b)	21	3,123
Monolithic Power Systems, Inc.	132	21,210
MTS Systems Corp.	232	10,537
National Instruments Corp.	856	36,055
NETGEAR, Inc.(b)	573	14,388
NetScout Systems, Inc.(b)	1,950	49,140
New Relic, Inc.(b)	66	4,489
NIC, Inc.	419	9,507
Novanta, Inc.(b)	110	10,250
Nuance Communications, Inc.(b)	3,045	54,597
Nutanix, Inc., Class A(b)	309	11,541
Okta, Inc.(b)	51	6,619
OneSpan, Inc.(b)	198	3,693
Onto Innovation, Inc.(b)	265	8,893
OSI Systems, Inc.(b)	176	17,510

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
Paycom Software, Inc.(b)	85	$23,529
Paylocity Holding Corp.(b)	66	8,073
PC Connection, Inc.	666	32,847
PDF Solutions, Inc.(b)	242	3,833
Pegasystems, Inc.	137	10,634
Perficient, Inc.(b)	353	14,925
Photronics, Inc.(b)	1,628	19,145
Plantronics, Inc.	352	8,920
Plexus Corp.(b)	643	48,804
Power Integrations, Inc.	220	20,128
Presidio, Inc.	1,321	21,810
Progress Software Corp.	464	19,493
Proofpoint, Inc.(b)	132	15,667
PROS Holdings, Inc.(b)	22	1,370
Pure Storage, Inc., Class A(b)	771	12,390
Q2 Holdings, Inc.(b)	40	3,377
QAD, Inc., Class A	88	4,498
Qualys, Inc.(b)	147	12,864
Rapid7, Inc.(b)	23	1,290
RealPage, Inc.(b)	286	15,739
Ribbon Communications, Inc.(b)	1,475	4,322
RingCentral, Inc., Class A(b)	78	13,453
Rogers Corp.(b)	110	14,302
SailPoint Technologies Holding, Inc.(b)	264	6,608
ScanSource, Inc.(b)	1,023	36,235
Science Applications International Corp.	548	46,772
Semtech Corp.(b)	462	22,389
Silicon Laboratories, Inc.(b)	249	26,377
SMART Global Holdings, Inc.(b)	330	10,164
SolarEdge Technologies, Inc.(b)	264	21,545
Splunk, Inc.(b)	247	36,857
SPS Commerce, Inc.(b)	132	7,436
Square, Inc., Class A(b)	634	43,822
Stratasys Ltd.(b)	638	11,765
Switch, Inc., Class A	419	6,603
Sykes Enterprises, Inc.(b)	748	26,285
Synaptics, Inc.(b)	878	50,186
Telenav, Inc.(b)	177	1,012
Teradata Corp.(b)	1,298	34,475
TiVo Corp.	4,653	36,340
Trade Desk, Inc. (The), Class A(b)	44	11,587
TTEC Holdings, Inc.	153	7,027
TTM Technologies, Inc.(b)	3,274	43,904
Twilio, Inc., Class A(b)(c)	67	6,920
Tyler Technologies, Inc.(b)	132	38,302
Ubiquiti, Inc.(c)	91	17,945
Ultra Clean Holdings, Inc.(b)	792	17,614
Unisys Corp.(b)	793	9,024
Universal Display Corp.	88	17,091
Upland Software, Inc.(b)	23	890
Varonis Systems, Inc.(b)	44	3,437
Veeco Instruments, Inc.(b)	705	9,651
Verint Systems, Inc.(b)	409	19,881
VeriSign, Inc.(b)	308	58,748
ViaSat, Inc.(b)	432	31,752
Viavi Solutions, Inc.(b)	1,386	20,818
Virtusa Corp.(b)	286	12,781
Vishay Intertechnology, Inc.	2,709	53,882
WEX, Inc.(b)	176	35,399
Workday, Inc., Class A(b)	241	43,168
Workiva, Inc.(b)	22	954
Xperi Corp.	727	14,387
	Shares	Value
Information Technology-(continued)
Yext, Inc.(b)	44	$759
Zebra Technologies Corp., Class A(b)	313	78,544
Zendesk, Inc.(b)	120	9,480
		4,659,222
Materials-6.86%
AdvanSix, Inc.(b)	726	14,687
AK Steel Holding Corp.(b)	19,887	54,888
Allegheny Technologies, Inc.(b)	1,978	45,613
American Vanguard Corp.	374	6,021
AptarGroup, Inc.	455	51,015
Balchem Corp.	154	15,343
Boise Cascade Co.	1,616	61,279
Cabot Corp.	1,272	59,771
Carpenter Technology Corp.	761	40,006
Century Aluminum Co.(b)	1,342	9,461
Chase Corp.	54	6,353
Clearwater Paper Corp.(b)	1,101	24,101
Cleveland-Cliffs, Inc.(c)	2,465	19,695
Coeur Mining, Inc.(b)	4,401	28,871
Commercial Metals Co.	2,772	59,210
Compass Minerals International, Inc.	498	27,524
Eagle Materials, Inc.	495	45,555
Element Solutions, Inc.(b)	3,549	41,488
Ferro Corp.(b)	1,079	15,559
Flotek Industries, Inc.(b)	880	1,558
Forterra, Inc.(b)	572	6,355
FutureFuel Corp.	419	4,701
GCP Applied Technologies, Inc.(b)	220	4,921
Gold Resource Corp.	924	4,121
Graphic Packaging Holding Co.	4,010	65,243
Greif, Inc., Class A	1,276	55,059
H.B. Fuller Co.	792	39,505
Hawkins, Inc.	177	7,314
Haynes International, Inc.	176	6,463
Hecla Mining Co.	13,508	33,365
Ingevity Corp.(b)	218	19,688
Innophos Holdings, Inc.	418	13,334
Innospec, Inc.	242	23,813
Intrepid Potash, Inc.(b)	1,453	3,313
Kaiser Aluminum Corp.	295	32,326
Koppers Holdings, Inc.(b)	462	17,117
Kraton Corp.(b)	924	20,818
LSB Industries, Inc.(b)	1,145	4,534
Materion Corp.	220	12,949
Mercer International, Inc. (Germany)	858	10,751
Mesabi Trust(c)	111	2,617
Minerals Technologies, Inc.	528	28,512
Myers Industries, Inc.	397	6,570
Neenah, Inc.	242	17,613
NewMarket Corp.	80	39,518
Olympic Steel, Inc.	594	9,955
OMNOVA Solutions, Inc.(b)	1,012	10,241
PH Glatfelter Co.	1,211	21,616
PolyOne Corp.	1,661	52,371
PQ Group Holdings, Inc.(b)	946	15,004
Quaker Chemical Corp.	66	9,849
Rayonier Advanced Materials, Inc.	3,058	11,987
Royal Gold, Inc.	435	51,012
Schnitzer Steel Industries, Inc., Class A	1,056	22,757
Schweitzer-Mauduit International, Inc., Class A	634	27,807
Scotts Miracle-Gro Co. (The)	472	47,710
Sensient Technologies Corp.	396	25,063

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Materials-(continued)
Silgan Holdings, Inc.	1,188	$36,602
Stepan Co.	264	25,582
Summit Materials, Inc., Class A(b)	1,881	44,899
SunCoke Energy, Inc.	2,289	11,720
TimkenSteel Corp.(b)	1,386	8,067
Tredegar Corp.	748	16,104
Trinseo S.A.	1,538	58,429
Tronox Holdings PLC, Class A	1,409	16,316
US Concrete, Inc.(b)	286	11,706
Valvoline, Inc.	2,058	46,614
Verso Corp., Class A(b)	1,386	25,586
W.R. Grace & Co.	446	29,806
Westlake Chemical Corp.(c)	699	48,007
Worthington Industries, Inc.	995	38,108
		1,831,436
Real Estate-5.93%
Alexander & Baldwin, Inc.	594	12,878
Alexanders, Inc.	19	6,201
American Assets Trust, Inc.	286	13,594
American Homes 4 Rent, Class A	1,670	44,606
Apple Hospitality REIT, Inc.	2,965	48,211
Ashford Hospitality Trust, Inc.	6,425	17,669
Camden Property Trust	343	38,262
CBL & Associates Properties, Inc.(c)	33,635	48,434
Chatham Lodging Trust	529	9,681
Consolidated-Tomoka Land Co.	75	4,702
CoreCivic, Inc.	1,921	29,103
CoreSite Realty Corp.	264	29,935
Corporate Office Properties Trust	858	25,036
CubeSmart	837	25,813
CyrusOne, Inc.	581	36,196
DiamondRock Hospitality Co.	2,090	21,527
EastGroup Properties, Inc.	157	21,382
Empire State Realty Trust, Inc., Class A	1,606	22,420
Equity LifeStyle Properties, Inc.	676	50,078
eXp World Holdings, Inc.(b)	88	964
Extra Space Storage, Inc.	470	49,843
Forestar Group, Inc.(b)	111	2,264
Franklin Street Properties Corp.	1,540	13,413
GEO Group, Inc. (The)	2,288	31,712
Healthcare Realty Trust, Inc.	793	26,320
Hersha Hospitality Trust	880	12,478
Highwoods Properties, Inc.	917	44,520
Howard Hughes Corp. (The)(b)	176	19,432
JBG SMITH Properties	683	27,238
Lamar Advertising Co., Class A	739	61,655
Marcus & Millichap, Inc.(b)	155	5,698
New Senior Investment Group, Inc.	2,508	19,688
Newmark Group, Inc., Class A	2,848	37,166
NexPoint Residential Trust, Inc.	191	9,139
Outfront Media, Inc.	1,599	39,943
Pebblebrook Hotel Trust	837	21,929
Pennsylvania REIT(c)	2,289	13,185
Piedmont Office Realty Trust, Inc., Class A	2,414	53,398
PotlatchDeltic Corp.	575	24,972
PS Business Parks, Inc.	198	34,965
QTS Realty Trust, Inc., Class A	430	22,820
Rayonier, Inc.	969	29,680
RE/MAX Holdings, Inc., Class A	155	5,944
Redfin Corp.(b)(c)	111	2,140
RLJ Lodging Trust	2,765	47,254
RMR Group, Inc. (The), Class A	110	5,167
	Shares	Value
Real Estate-(continued)
Ryman Hospitality Properties, Inc.	400	$35,692
Saul Centers, Inc.	155	8,237
Summit Hotel Properties, Inc.	2,178	26,397
Sun Communities, Inc.	242	39,860
Sunstone Hotel Investors, Inc.	2,596	36,344
Tanger Factory Outlet Centers, Inc.(c)	1,408	21,430
UDR, Inc.	1,378	66,213
Uniti Group, Inc.(c)	5,452	36,637
Universal Health Realty Income Trust	65	7,748
Urban Edge Properties	1,101	22,824
VICI Properties, Inc.	2,099	51,908
Washington Prime Group, Inc.(c)	7,898	32,856
Xenia Hotels & Resorts, Inc.	1,364	28,726
		1,583,527
Utilities-3.26%
ALLETE, Inc.	610	48,867
American States Water Co.	198	16,888
Atlantic Power Corp.(b)	3,103	7,323
Avangrid, Inc.	980	47,569
Avista Corp.	1,094	51,724
Black Hills Corp.	662	50,689
California Water Service Group	385	19,789
Chesapeake Utilities Corp.	167	15,220
El Paso Electric Co.	509	34,521
Hawaiian Electric Industries, Inc.	1,388	60,614
IDACORP, Inc.	519	54,521
MGE Energy, Inc.	264	20,465
Middlesex Water Co.	88	5,527
National Fuel Gas Co.	917	41,283
New Jersey Resources Corp.	985	41,902
Northwest Natural Holding Co.	309	21,250
NorthWestern Corp.	550	39,364
ONE Gas, Inc.	542	48,168
Ormat Technologies, Inc.	360	27,666
Otter Tail Corp.	396	19,467
PNM Resources, Inc.	966	46,803
SJW Group	183	12,960
South Jersey Industries, Inc.	1,022	31,927
Southwest Gas Holdings, Inc.	652	49,396
Spire, Inc.	618	47,846
Unitil Corp.	154	9,400
		871,149
Total Common Stocks & Other Equity Interests (Cost $26,010,963)		26,665,397
Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $16,993)	16,993	16,993
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $26,027,956)		26,682,390
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.32%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	1,073,434	1,073,434

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	346,759	$346,897
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,420,313)		1,420,331
TOTAL INVESTMENTS IN SECURITIES-105.22% (Cost $27,448,269)		28,102,721
OTHER ASSETS LESS LIABILITIES-(5.22)%		(1,393,921)
NET ASSETS-100.00%		$26,708,800
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of November 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco RAFITM Strategic Developed ex-US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$248,739,109	$-	$1,563	$248,740,672
Money Market Funds	5,303,973	-	-	5,303,973
Total Investments	$254,043,082	$-	$1,563	$254,044,645
Invesco RAFITM Strategic Developed ex-US Small Company ETF
Investments in Securities
Common Stocks & Other Equity Interests	$15,519,966	$243	$0	$15,520,209
Money Market Funds	429,841	-	-	429,841
Total Investments	$15,949,807	$243	$0	$15,950,050
Invesco RAFITM Strategic Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$26,197,778	$15,711	$0	$26,213,489
Money Market Funds	197,797	-	-	197,797
Total Investments	$26,395,575	$15,711	$0	$26,411,286